SEMIANNUAL REPORT April 30, 2002

                           Nuveen
             Municipal Closed-End
                  Exchange-Traded
                            Funds

                                   PERFORMANCE PLUS
                                   NPP

                                   MUNICIPAL ADVANTAGE
                                   NMA

                                   MARKET OPPORTUNITY
                                   NMO

                                   DIVIDEND ADVANTAGE
                                   NAD
                                   NXZ
                                   NZF


                                 THE NUVEEN
                                   INVESTOR
                                    See Page 11

                      DEPENDABLE,
                  TAX-FREE INCOME
                          BECAUSE
          IT'S NOT WHAT YOU EARN,
           IT'S WHAT YOU KEEP.(R)


Photo: 2 men

Photo: 2 men and child

Logo: Nuveen Investments

  RECEIVE YOUR
    NUVEEN
       FUND
    UPDATES
 FASTER
     THAN EVER!

By registering for online access, you can view and save on your computer the Fund information you currently receive in the mail. This information then can be retrieved any time, and you can select only the specific pages you want to view or print.

Once you sign up, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report - all you have to do is click on the Internet address provided. You'll be saving time, as well as saving printing and distribution expenses for your Fund.

Registering for electronic access is easy and only takes a few minutes. (see instructions at right)

Your e-mail address is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

  SIGN UP TODAY -- HERE'S ALL YOU NEED TO DO...

  IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

  COME FROM YOUR FINANCIAL ADVISOR BROKERAGE ACCOUNT,

  FOLLOW THE STEPS OUTLINED BELOW:

1    G0 to WWW.INVESTORDELIVERY.COM

2 Look at the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name on the address sheet.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

5 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel Internet viewing.



  IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

  COME DIRECTLY TO YOU FROM NUVEEN,

  FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select the Access Account tab. Select the E-REPORT ENROLLMENT section. Click on Enrollment Page.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel Internet viewing logo: Nuveen Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Dear
   SHAREHOLDER

SIDEBAR TEXT: "I URGE YOU TO CONSIDER RECEIVING FUTURE FUND REPORTS AND OTHER INFORMATION ELECTRONICALLY ...SEE THE INSIDE FRONT COVER OF THIS REPORT FOR DETAILED INSTRUCTIONS."

I am pleased to report that during the period covered by this report, your Fund continued to meet its primary objective of providing attractive tax-free monthly income, while at the same time offering opportunities to reduce overall portfolio volatility. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Performance Overview sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy - see the inside front cover of this report for detailed instructions.

In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 15, 2002

Nuveen Municipal Closed-End Exchange-Traded Funds
(NPP, NMA, NMO, NAD, NXZ, NZF)

Portfolio Managers'
               COMMENTS

Portfolio managers Rick Huber, Bill Fitzgerald, Tom Spalding and Tom Futrell review economic and market conditions, key strategies, and recent Fund performance. Rick has managed NMA since 1998, while Bill has managed NMO since 1990. Tom Spalding has managed NXZ since its inception in 2001, while Tom Futrell assumed management responsibility for NPP, NAD and NZF late in 2001.



WHAT FACTORS HAD THE GREATEST INFLUENCE ON THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?
The two major forces at work during the twelve months ended April 30, 2002, were the general slowdown in economic growth and the Federal Reserve's aggressive easing of short-term interest rates. In addition, U.S. Treasury's announcement that it would end 30-year Treasury bond issuance and the events of September 11, 2001, also have impacted the economy and the markets.

In the municipal markets, the generally sluggish economic environment of the past twelve months helped many securities perform well. In addition, the trend toward increased issuance remained strong. Looking at the first four months of 2002, new issue supply reached $87 billion, up about 10% over January-April 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as property/casualty insurance companies and pension plans, also have been active buyers in the new issue market.


HOW DID THESE NUVEEN FUNDS PERFORM OVER THE PAST TWELVE MONTHS?
For the year ended April 30, 2002, the Nuveen Funds covered in this report produced total annual returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Municipal Bond Index1 and relevant Lipper Peer Group2 also are presented.



                                  TOTAL RETURN         LEHMAN       LIPPER
              MARKET YIELD              ON NAV  TOTAL RETURN1     AVERAGE2
--------------------------------------------------------------------------
                                        1 YEAR         1 YEAR       1 YEAR
                         TAXABLE         ENDED          ENDED        ENDED
       4/30/02       EQUIVALENT3       4/30/02        4/30/02      4/30/02
--------------------------------------------------------------------------
NPP      6.28%             8.97%         8.63%          7.00%        8.22%
--------------------------------------------------------------------------
NMA      6.41%             9.16%         8.17%          7.00%        8.22%
--------------------------------------------------------------------------
NMO      6.40%             9.14%         6.32%          7.00%        8.22%
--------------------------------------------------------------------------
NAD      6.31%             9.01%        10.36%          7.00%        8.22%
--------------------------------------------------------------------------
NXZ      6.43%             9.19%         9.04%          7.00%        8.22%
--------------------------------------------------------------------------
NZF      6.54%             9.34%          N/A              -             -
--------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


Over the past twelve months, the Fed's policy to reduce short-term interest rates, combined with generally favorable market conditions, created a positive total return environment for municipal bonds. The Funds' participation in the market's gains is reflected, in part, in the total returns on NAV listed in the previous table. In a market characterized by rising bond values, funds or indexes with longer durations4 typically would be expected to outperform funds or indexes with shorter durations. As of April 30, 2002, the durations of the five Nuveen Funds with at least one-year of history ranged from 10.66 to 16.56, compared with 7.74 for the unleveraged Lehman Brothers Municipal Bond Index.



1 The Funds' performances are compared with that of the Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Funds' total returns are compared with the average annualized return of the 50 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and there- fore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. Unless otherwise noted, references to duration in this commentary are intended to indicate Fund duration.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES? With the Fed's policy of interest rate easing over the past year, the dividend-payment capabilities of all these Funds benefited from the use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. The amount of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. For example, low short-term rates can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the year ended April 30, 2002, steady or falling short-term interest rates enabled us to implement a series of dividend increases in five of these six funds (only NZF, introduced in September 2001, did not raise its dividend within the past year).

In coming months, the lower rates offered by muni-cipal securities with shorter maturities potentially could continue to benefit the common shareholders of these Funds by reducing the amount paid to MuniPreferred shareholders. However, this benefit could be offset by the effect of bond calls on higher-yielding securities, especially if refundings increase as the result of lower rates. The level of short-term rates, the number of bond calls, and the interest rates at which we can reinvest the proceeds of any calls will all influence the dividends of these Nuveen Funds over the next twelve months.

Over the past year, the share prices of these Funds remained relatively stable (see the charts on the individual Performance Overview pages). As investors recognized the opportunity offered by these Funds, increased demand caused the discounts (share price below NAV) on NPP, NMA, and NMO to narrow over the twelve months ended April 30, 2002. NAD continued to trade at a premium (share price above NAV) as of that date, while NXZ and NZF went from premiums to slight discounts.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE NUVEEN FUNDS DURING THE YEAR ENDED APRIL 30, 2002?
Two areas of emphasis during this reporting period were enhancing the dividend-paying capabilities of the Funds and improving their call protection. Given the current level of rates, our general approach was to assess potentially callable bonds on a case-by-case basis, sometimes holding these higher-yielding bonds for as long as practical and sometimes looking for more immediate replacement opportunities. When investing call proceeds, we often focused on essential services (such as water and sewer systems), some selected housing and utility issues, and certain general obligations bonds. When we were able to obtain attractive prices, we selectively sold some healthcare and multi-family housing bonds from the portfolios.

We also were trying to shorten each of the Funds' duration modestly by focusing on the 20-year section of the yield curve. These bonds typically are less sensitive to interest rate changes than 30- year bonds, but can still provide yields similar to those longer maturity securities. In particular, the two newer funds, NXZ and NZF, have the longer durations typical of new Nuveen Funds, and we expect the durations of these Funds will continue to shorten to eventually come more into line with the other Funds.

In view of investor concerns in the current market environment, we made an effort to maintain strong credit quality in each Fund. Each of these Funds had allocations of AAA and AA rated bonds rang-ing from 66% in NXZ to 83% in NPP as of April 30, 2002. Each of these Funds also had a portion of its assets invested in BBB and non-rated bonds, which helped their dividend-paying capabilities.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN FUNDS IN PARTICULAR?
In general, our outlook for the fixed-income markets over the next twelve months remains positive. We believe the U.S. economy is headed for recovery, but one that may take longer and see a slower pace of growth than some are now predicting. We believe inflation and interest rates should remain relatively low over the near term, and that new municipal issuance should continue to be strong. We anticipate the demand for tax-exempt municipal bonds will remain firm as investors look for ways to rebalance their portfolios and reduce risk.

We plan to remain focused on strategies that add value for our shareholders, provide support for the Funds' dividends, and fully utilize Nuveen's experience and research expertise. As noted, shareholders may see these Funds' durations shorten.

Overall, we believe these Funds can continue to play an important role in investors' long-range financial programs, providing balance and diversification, dependable tax-free income, and a measure of security in uncertain times. We believe the Funds currently are well diversified and well positioned for the market environment ahead, and we will continue to closely monitor and respond to events as appropriate.

Nuveen Performance Plus Municipal Fund, Inc.

Performance
   OVERVIEW As of April 30, 2002

NPP

[Pie chart]
CREDIT QUALITY

AAA/U.S. Guaranteed            68%
AA                             15%
A                               9%
BBB                             3%
NR                              3%
Other                           2%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.23
--------------------------------------------------
Common Share Net Asset Value                $15.09
--------------------------------------------------
Market Yield                                 6.28%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.97%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $903,990
--------------------------------------------------
Average Effective Maturity (Years)           19.28
--------------------------------------------------
Leverage-Adjusted Duration                   11.86
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 6/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         8.06%         8.63%
--------------------------------------------------
5-Year                         5.64%         6.59%
--------------------------------------------------
10-Year                        6.15%         7.03%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------


[Bar chart]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                   0.0685
Jun                   0.07
Jul                   0.07
Aug                   0.07
Sep                   0.0715
Oct                   0.0715
Nov                   0.0715
Dec                   0.073
Jan                   0.073
Feb                   0.073
Mar                   0.0745
Apr                   0.0745

[Line chart]
SHARE PRICE PERFORMANCE
5/1/01                14
                      13.85
                      13.94
                      13.63
                      13.75
                      13.98
                      13.85
                      13.95
                      14.12
                      14.13
                      14.1
                      14.02
                      14.12
                      14.25
                      14.51
                      14.38
                      14.51
                      14.55
                      14.52
                      14.43
                      13.55
                      14.27
                      14.44
                      14.13
                      14.18
                      14.39
                      14.71
                      14.57
                      14.08
                      14
                      14
                      13.93
                      13.94
                      13.81
                      14.06
                      14.01
                      14.04
                      14.25
                      14.15
                      14.29
                      14.4
                      14.28
                      14.38
                      14.4
                      14
                      13.84
                      13.51
                      13.86
                      13.78
                      13.91
                      13.93
4/30/02               14.1

WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0436 per share.

Nuveen Municipal Advantage Fund, Inc.
Performance
   OVERVIEW As of April 30, 2002

NMA

Pie chart:
CREDIT QUALITY

AAA/U.S. Guaranteed           63%
AA                            19%
A                              7%
BBB                           10%
Other                          1%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.70
--------------------------------------------------
Common Share Net Asset Value                $15.12
--------------------------------------------------
Market Yield                                 6.41%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.16%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $650,060
--------------------------------------------------
Average Effective Maturity (Years)           21.41
--------------------------------------------------
Leverage-Adjusted Duration                   11.09
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 12/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.00%         8.17%
--------------------------------------------------
5-Year                         6.23%         6.55%
--------------------------------------------------
10-Year                        6.28%         7.19%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Housing/Single Family                          16%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------
Transportation                                 10%
--------------------------------------------------


[Bar chart]

2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

May                   0.07
Jun                   0.072
Jul                   0.072
Aug                   0.072
Sep                   0.0735
Oct                   0.0735
Nov                   0.0735
Dec                   0.076
Jan                   0.076
Feb                   0.076
Mar                   0.0785
Apr                   0.0785


[Line chart]

SHARE PRICE PERFORMANCE

5/1/01                14.17
                      14.08
                      13.9
                      13.88
                      13.99
                      14.05
                      14.03
                      14.16
                      14.44
                      14.38
                      14.36
                      14.3
                      14.39
                      14.41
                      14.68
                      14.7
                      14.76
                      14.72
                      14.78
                      14.76
                      13.82
                      14.59
                      14.75
                      14.59
                      14.65
                      14.73
                      14.71
                      14.8
                      14.5
                      14.41
                      14.62
                      14.35
                      14.22
                      13.99
                      14.2
                      14.25
                      14.33
                      14.53
                      14.65
                      14.76
                      14.79
                      14.55
                      14.56
                      14.75
                      14.44
                      14.25
                      14.24
                      14.3
                      14.25
                      14.25
                      14.35
4/30/02               14.47

WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2001 of $0.0974 per share.

Nuveen Municipal Market Opportunity Fund, Inc.
Performance
   OVERVIEW As of April 30, 2002

NMO

[Pie chart]
CREDIT QUALITY

AAA/U.S. Guaranteed           59%
AA                            17%
A                             13%
BBB                            7%
NR                             1%
Other                          4%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.26
--------------------------------------------------
Common Share Net Asset Value                $14.70
--------------------------------------------------
Market Yield                                 6.40%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.14%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $669,468
--------------------------------------------------
Average Effective Maturity (Years)           19.87
--------------------------------------------------
Leverage-Adjusted Duration                   10.66
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.60%         6.32%
--------------------------------------------------
5-Year                         5.39%         5.60%
--------------------------------------------------
10-Year                        5.91%         6.65%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Transportation                                 20%
--------------------------------------------------
Tax Obligation/General                         18%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
U.S. Guaranteed                                 7%
--------------------------------------------------


[Bar chart]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

May                   0.072
Jun                   0.072
Jul                   0.072
Aug                   0.072
Sep                   0.0735
Oct                   0.0735
Nov                   0.0735
Dec                   0.075
Jan                   0.075
Feb                   0.075
Mar                   0.076
Apr                   0.076

[Line chart]
SHARE PRICE PERFORMANCE

5/1/01                14.28
                      14.21
                      13.91
                      13.72
                      13.97
                      14.04
                      13.88
                      14.01
                      14.26
                      14.31
                      14.26
                      14.22
                      14.2
                      14.35
                      14.6
                      14.65
                      14.66
                      14.65
                      14.66
                      14.66
                      13.6
                      14.45
                      14.65
                      14.45
                      14.5
                      14.54
                      14.77
                      14.76
                      14.5
                      14.44
                      14.25
                      14.04
                      13.66
                      13.73
                      13.96
                      14.01
                      14.3
                      14.42
                      14.44
                      14.5
                      14.56
                      14.32
                      14.37
                      14.56
                      14.05
                      13.73
                      13.67
                      13.85
                      13.96
                      13.99
                      13.97
4/30/02               14.17

WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0218 per share.

Nuveen Dividend Advantage Municipal Fund
Performance
   OVERVIEW As of April 30, 2002

NAD

Pie chart:
CREDIT QUALITY

AAA/U.S. Guaranteed           61%
AA                            15%
A                              2%
BBB                            4%
NR                            10%
Other                          8%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.73
--------------------------------------------------
Common Share Net Asset Value                $14.53
--------------------------------------------------
Market Yield                                 6.31%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.01%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $569,229
--------------------------------------------------
Average Effective Maturity (Years)           19.62
--------------------------------------------------
Leverage-Adjusted Duration                   12.74
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 5/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.05%        10.36%
--------------------------------------------------
Since Inception                5.69%         6.85%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Tax Obligation/General                         13%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------

Bar chart
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

May                   0.0735
Jun                   0.0745
Jul                   0.0745
Aug                   0.0745
Sep                   0.076
Oct                   0.076
Nov                   0.076
Dec                   0.076
Jan                   0.076
Feb                   0.076
Mar                   0.0775
Apr                   0.0775

Line chart
SHARE PRICE PERFORMANCE

5/1/01                14.75
                      14.61
                      14.65
                      14.4
                      14.69
                      14.81
                      14.65
                      14.63
                      15
                      14.85
                      14.9
                      14.64
                      14.65
                      14.96
                      15.05
                      15.01
                      14.9
                      15.11
                      15.09
                      15.09
                      14.47
                      15.01
                      15.19
                      14.97
                      14.92
                      14.92
                      15.24
                      15.41
                      15.16
                      15.06
                      15
                      14.75
                      14.9
                      14.73
                      14.55
                      14.85
                      15.05
                      14.99
                      14.94
                      14.92
                      14.9
                      15.03
                      14.82
                      14.91
                      14.73
                      14.38
                      14
                      13.88
                      14.37
                      14.77
                      14.55
4/30/02               14.69

WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

Nuveen Dividend Advantage Municipal Fund 2
Performance
   OVERVIEW As of April 30, 2002

NXZ

[Pie chart]
CREDIT QUALITY

AAA/U.S. Guaranteed           53%
AA                            13%
A                             18%
BBB                           11%
NR                             1%
Other                          4%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.10
--------------------------------------------------
Common Share Net Asset Value                $14.57
--------------------------------------------------
Market Yield                                 6.43%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.19%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $426,723
--------------------------------------------------
Average Effective Maturity (Years)           27.68
--------------------------------------------------
Leverage-Adjusted Duration                   16.56
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -0.01%         9.04%
--------------------------------------------------
Since Inception                0.05%         7.41%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     23%
--------------------------------------------------
Water and Sewer                                15%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Transportation                                 13%
--------------------------------------------------

[Bar chart]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                   0.0745
Jun                   0.0745
Jul                   0.0745
Aug                   0.0745
Sep                   0.0745
Oct                   0.0745
Nov                   0.0745
Dec                   0.0745
Jan                   0.0745
Feb                   0.0745
Mar                   0.0755
Apr                   0.0755

Line chart
SHARE PRICE PERFORMANCE

5/1/01                15.15
                      14.99
                      14.94
                      14.95
                      15
                      14.99
                      14.88
                      14.7
                      14.95
                      14.82
                      14.89
                      14.75
                      14.74
                      14.9
                      14.97
                      14.99
                      15
                      15.09
                      14.96
                      14.88
                      14.25
                      14.8
                      15
                      14.84
                      14.61
                      14.88
                      15.07
                      15.09
                      14.73
                      14.53
                      14.55
                      14.38
                      13.91
                      13.64
                      14.04
                      14.13
                      14.29
                      14.4
                      13.98
                      14.41
                      14.48
                      14.14
                      14.27
                      14.1
                      14.01
                      13.95
                      13.64
                      13.31
                      13.89
                      13.64
                      13.64
4/30/02               13.94

WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0102 per share.

Nuveen Dividend Advantage Municipal Fund 3
Performance
   OVERVIEW As of April 30, 2002

NZF

[Pie chart]
CREDIT QUALITY

AAA/U.S. Guaranteed           69%
AA                            13%
A                             12%
BBB                            1%
NR                             3%
Other                          2%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.85
--------------------------------------------------
Common Share Net Asset Value                $13.97
--------------------------------------------------
Market Yield                                 6.54%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.34%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $563,141
--------------------------------------------------
Average Effective Maturity (Years)           23.60
--------------------------------------------------
Leverage-Adjusted Duration                   15.37
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 9/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception               -5.57%         0.75%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------
Housing/Single Family                           9%
--------------------------------------------------

Bar chart
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Nov                   0.0755
Dec                   0.0755
Jan                   0.0755
Feb                   0.0755
Mar                   0.0755
Apr                   0.0755

Line chart
SHARE PRICE PERFORMANCE

9/28/01               15.15
                      15
                      15.02
                      15.06
                      15
                      15
                      14.85
                      14.86
                      14.48
                      14.49
                      14.2
                      13.75
                      13.82
                      13.7
                      14.1
                      14.3
                      14.31
                      14.17
                      14.47
                      14.44
                      14.18
                      14.26
                      14.27
                      14.06
                      14
                      13.5
                      13.33
                      13.8
                      13.62
                      13.53
4/30/02               13.79

WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

THE NUVEEN INVESTOR

PHOTO OF: 2 boys walking with baseball mitts and bat.

Bond surveillance - a HIGH PRIORITY at NUVEEN
The Enron scandal has raised numerous questions about the real value of American securities. Investors want to know what safeguards are in place to inspire their trust and ensure their holdings are dependable. The Nuveen Investor recently spoke with David Blair, Assistant Vice President and Senior Analyst at Nuveen, about the research and surveillance processes used for Nuveen funds.


HOW DO NUVEEN'S RESEARCH ANALYSTS EVALUATE BONDS PRIOR TO PURCHASE?
We evaluate factors impacting market sectors, issuers and specific bonds and assign credit ratings to bonds we consider for purchase. We seek to purchase bonds with stable and improving credit characteristics, which have attractive prices and yields relative to other bonds in their sectors.


HOW DO YOU CONDUCT YOUR RESEARCH?
We conduct detailed analyses that often involve site visits and discussions with managers of the projects being financed. Since Nuveen is a major investor with large buying power, issuers and project managers are willing to listen to us and respond to our concerns.


IS THE RESEARCH AND ANALYSIS PROCESS ANY DIFFERENT WHEN CONSIDERING HIGH-YIELD BONDS?
Up to 20 percent of some funds can be invested in below investment grade bonds to help the fund attain a higher yield. This underscores the need for research. If one of our 16 analysts believes a high-yield bond should be purchased, a second analyst reviews the issue as well.


HOW DO YOU MONITOR THE VARIOUS BONDS ONCE THEY'VE BEEN PURCHASED?
We have a proprietary database with information and analysis on the bonds Nuveen holds in its funds. Among other things, we are able to evaluate risk exposure to sectors, issuers and specific bonds on an on-going basis.


HOW DOES THE RESEARCH DEPARTMENT COMMUNICATE THE INFORMATION GATHERED?
We conduct biweekly meetings within the research department and weekly meetings with portfolio managers. We also write-up our findings and distribute them with "buy," "hold" or "sell" recommendations to portfolio managers.

                                                          (continued on page 13)

     Volume ONE 2002
     INSIDE

11   Bond Surveillance -
     A High Priority at Nuveen

12   Is it Time to Rethink
     Your Bond Strategy?

13   Many Investors Continue
     to Find Solutions with
     Professional Advice

14   Fund Reports
     Available Online

14   ETFConnect:
     The Source for All
     Exchange-Traded Funds



     (C)2002 Nuveen Investments.
     All rights reserved.



Logo: NUVEEN Investments

IS IT TIME TO RETHINK YOUR BOND STRATEGY?
Significant stock market losses in recent history have sent many investors toward bonds as a way to potentially cut their losses and balance equity-dominated portfolios. While many consider bonds a set-and-forget investment, there are several circumstances that might prompt you to reassess -- and perhaps revamp -- your bond holdings.


TAX BRACKET CHANGES
The Economic Growth and Tax Relief Reconciliation Act of 2001 has dropped tax brackets a percentage point this year, but a higher salary, large bonus, sale of assets or retirement may push you into a higher tax bracket for 2002.

If you are in a higher tax bracket and want to generate an income stream without raising your tax burden, tax-free municipal bonds may be a prudent option. Even if you are in a lower tax bracket, municipal bonds could make sense. The question is whether municipal or taxable bonds will deliver a better taxable yield.


RETIREMENT PLANS CHANGE
Whether you are near retirement or are currently enjoying it, you may want to consider rebalancing your retirement accounts with less stock and more bonds, to potentially reduce risk and try to preserve the assets that you have accumulated. If you are just entering retirement you may want to make tax-free municipal bonds a part of your portfolio to emphasize income generation and protection from taxation.


RISK TOLERANCE CHANGES
The recent market volatility and market downturn may have caused many investors to reevaluate their tolerance for risk. On the other hand, your portfolio might have performed well over the last few years and you may not need to take on extra risk to meet your long-term goals. In either situation you could take a look at your bond portfolio and determine whether you need to make changes to correspond with your tolerance for risk.


PORTFOLIO CHANGES
If you make significant changes to one or more of your investments, you'll want to look at your portfolio as a whole, particularly with regard to overall asset allocation. You may need to do some rebalancing to stay on track with your investment strategy.

Your financial advisor can help. Regardless of how your circumstances change, he or she can provide up-to-date information on the bond market and various funds to help you decide how to maximize your returns consistent with your short- and long-term financial goals.


No investment is risk free and some investments carry more risk than others. It is important to know what the risks are, to evaluate them against any potential rewards, and to determine your tolerance for risk when selecting an investment.


Photo of: bridge to lighthouse

Photo of: 2 toddlers playing

The Nuveen Investor Vol 02.1

Logo: NUVEEN Investments
photo: clouds
photo: woman & girl

MANY INVESTORS CONTINUE TO FIND SOLUTIONS WITH PROFESSIONAL ADVICE
For many investors, current financial markets are confusing and frustrating. According to research conducted for the Forum for Investor Advice*, that's the number one reason many turn to a financial advisor. They want someone to suggest ideas and provide consultation, dialogue and professional advice.

Investors say their advisors are helpful in other key ways, including...


o Saving time. After consultation, investors note that the second most important reason for using an advisor is to have someone else monitor their portfolio, reducing the amount of time they spend on investing.

o Help in sorting through information. Investors in the 21st century have more products from which to choose than in the past. For example, there are approximately 8,000 mutual funds today, up from 3,000 in 1990.

o Assistance in setting financial goals. According to investors who use a financial advisor, they are more likely to have a plan for a specific financial goal than do-it-yourself investors.

o Staying focused. Advisor-assisted investors are more likely than do-it-yourself investors to have developed a comprehensive investment program.

o Peace of mind. Investors say their comfort level in all types of markets is higher when using an advisor for a "second opinion" on an investment decision.


*The survey of 324 investors was conducted in December of 2000 by Market Facts and analyzed by New York based Neuwirth Research. Of the 324, 166 said they had an ongoing relationship with a financial advisor, while 157 described themselves as do-it-yourselfers.



--------------------------------------------------------------------------------
(continued from page 13)

HOW ARE PROBLEM BONDS IDENTIFIED AND HANDLED?
We conduct surveillance on our bonds on a regular basis to ensure, among other things, that deteriorating bonds are identified early. We then discuss any emerging problems and potential courses of action with the portfolio manager.


HOW MANY ISSUES DOES THE RESEARCH DEPARTMENT FOLLOW?
We follow 12 sectors and 1,500 uninsured bonds, worth about $18 billion of Nuveen's $45 billion in total municipal assets. The remaining $27 billion in municipal assets are insured or escrowed (backed by Treasury bonds). For the insured bonds, we monitor closely on a regular basis the insurers guaranteeing the bonds.


WILL RESEARCH AND SURVEILLANCE CHANGE IN LIGHT OF PROBLEMS WITH ENRON
SECURITIES?
Overall, our investment process and surveillance have worked well and been effective. However, we meet as a group on a regular basis and are constantly evaluating ways to improve the process to respond to issues and the market environment.



The Nuveen Investor Vol 02.1
Logo: NUVEEN Investments

LOOK AHEAD...

FUND REPORTS AVAILABLE ONLINE


Nuveen Fund information is now available online. Once you register, you'll receive an e-mail notice with a link to your Fund's reports and other information just as soon as it is ready. Registering takes only a few minutes.


[graphic of: InvestorDelivery.com website]


If you receive statements from a brokerage firm or financial advisor, go to WWW.INVESTORDELIVERY.COM. Enter your personal 13-character enrollment number imprinted on the address sheet of this report near your name. From the options on the follow-up page, select the New Enrollment-Create screen. Once there, enter your e-mail address and a personal, four-digit PIN. Hit the Submit button. Confirm the information you entered is correct, then hit Submit again.


[graphic of: nuveen.com website]


If you receive statements directly from Nuveen, go to WWW.NUVEEN.COM. Select the Access Your Account tab, then select E-Report Enrollment. Finally, click on the Enrollment Page. Once there, you'll need to provide your social security number and e-mail address. Click on Enroll.

After registering, you should receive a confirming e-mail within 24 hours. If not, repeat these steps to ensure all information is accurate. You can use this same process if you need to change your registration information or want to cancel Internet viewing. The e-mail address you provide is strictly confidential and will only be used to notify you of shareholder information.


--------------------------------------------------------------------------------
The information in this newsletter should not be construed as specific tax or investment advice. Contact your advisor for information about your particular situation.
--------------------------------------------------------------------------------



ETFCONNECT:
THE SOURCE FOR ALL EXCHANGE-TRADED FUNDS
Last fall, Nuveen launched ETFConnect, the industry's first website featuring all-encompassing information on exchanged-traded funds. Whatever you're looking for in the world of Index ETFs or Closed-End Exchange-Traded Funds - prices, NAVs, dividend information, performance histories, new developments - this is the place. Highlights include Quick Facts sheets for more than 500 funds, a multi-fund search capability, website links, a list of fund sponsors, tools for portfolio tracking, and a continually updated education center. Check out WWW.ETFCONNECT.COM.


[graphic of: etfconnect.com website]

The Nuveen Investor Vol 02.1

Logo: NUVEEN Investments

                      Nuveen Performance Plus Municipal Fund, Inc. (NPP)

                      Portfolio of
                             INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.6%

$       3,615   Alabama Water Pollution Control Authority, Revolving Fund             8/05 at 100.00         AAA         $ 3,967,029
                 Loan Bonds, Series 1994, 6.750%, 8/15/17

                Jefferson County, Alabama, Sewer Revenue Refunding Warrants,
                Series 1997-A:
        5,075    5.625%, 2/01/22                                                      2/07 at 101.00         AAA           5,239,785
        5,325    5.375%, 2/01/27                                                      2/07 at 100.00         AAA           5,348,217


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.0%

           60   Alaska Housing Finance Corporation, Collateralized Bonds              6/02 at 100.00         AAA              60,025
                 (Veterans Mortgage Program), 1989 First Series, 7.450%, 12/01/29


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.9%

                City of Phoenix Civic Improvement Corporation, Arizona, Airport
                Revenue Bonds, Series 2002B Senior Lien:
        5,365    5.750%, 7/01/15 (Alternative Minimum Tax) (WI, settling 5/08/02)     7/12 at 100.00         AAA           5,737,492
        6,055    5.750%, 7/01/16 (Alternative Minimum Tax) (WI, settling 5/08/02)     7/12 at 100.00         AAA           6,425,505

        5,005   Yuma Regional Medical Center on behalf of Hospital District           8/02 at 101.50      N/R***           5,160,505
                 No. 1 of Yuma County, Arizona, Hospital Revenue Improvement
                 and Refunding Bonds (Yuma Regional Medical Center Project),
                 Series 1992, 8.000%, 8/01/17 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 10.1%

       11,000   Anaheim Public Financing Authority, California, Subordinate             No Opt. Call         AAA           4,029,190
                 Lease Revenue Bonds (Anaheim Public Improvements Project),
                 1997 Series C, 0.000%, 9/01/20

        2,665   California Housing Finance Agency, Home Mortgage Revenue               2/10 at 24.63         AAA             408,198
                 Bonds, Series 2000F, 0.000%, 8/01/31 (Alternative Minimum Tax)

        6,435   State of California, General Obligation Bonds, Series 2002              No Opt. Call         AAA           7,342,592
                 Refunding, 6.000%, 4/01/16

        1,000   Mt. Diablo Hospital District, California, Insured Hospital           12/03 at 102.00         AAA           1,003,850
                 Revenue Bonds, 1993 Series A, 5.125%, 12/01/23

       13,450   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA          17,073,699
                 County, California, 1995 Revenue Refunding Bonds (Project
                 No. 1), 7.200%, 8/01/17

       20,420   Community Redevelopment Agency of the City of Palmdale,                 No Opt. Call         AAA          23,704,761
                 California, Residential Mortgage Revenue Refunding Bonds,
                 1991 Series A, 7.150%, 2/01/10

        2,325   Community Redevelopment Agency of the City of Palmdale,                 No Opt. Call         AAA           3,084,368
                 California, Restructured Single Family Mortgage Revenue Bonds,
                 Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax)

       10,000   San Bernardino County, California, Certificates of Participation      8/05 at 102.00         AAA          11,116,300
                 (Medical Center Financing Project), Series 1995,
                 5.500%, 8/01/15 (Pre-refunded to 8/01/05)

        2,000   Airports Commission of the City and County of San Francisco,          5/09 at 101.00         AAA           1,970,740
                 California, Second Series Revenue Bonds (San Francisco
                 International Airport), Issue 23B, 5.125%, 5/01/30

        2,000   Airports Commission of the City and County of San Francisco,          5/11 at 100.00         AAA           1,986,340
                 California, Second Series Revenue Refunding Bonds
                 (San Francisco International Airport), Issue 27B, 5.125%, 5/01/26

       15,745   Walnut Valley Unified School District, Los Angeles County,            8/11 at 103.00         AAA          19,341,158
                 California, General Obligation Refunding Bonds, Series 1997A,
                 7.200%, 2/01/16


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 1.0%

        3,790   City and County of Denver, Colorado, Airport System Revenue          11/07 at 101.00         AAA           3,795,761
                 Bonds, Series 1997E, 5.250%, 11/15/23

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992B:
        1,020    7.250%, 11/15/23 (Alternative Minimum Tax)                          11/02 at 102.00         Aaa           1,069,307
                 (Pre-refunded to 11/15/02)
        3,980    7.250%, 11/15/23 (Alternative Minimum Tax)                          11/02 at 102.00           A           4,139,956


                                       15


                Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 3.8%

$       1,700   Beacon Tradeport Community Development District,                      5/12 at 102.00          AA         $ 1,719,686
                 Miami-Dade County, Florida, Special  Assessment Bonds
                 (Commercial Project), Series 2002A, 5.625%, 5/01/32

                Housing Finance Authority of Broward County, Florida,
                Multifamily Housing Revenue Bonds (Venice Homes Apartments
                Project), Series 2001A:
        1,545    5.700%, 1/01/32 (Alternative Minimum Tax)                            7/11 at 100.00         AAA           1,538,279
        1,805    5.800%, 1/01/36 (Alternative Minimum Tax)                            7/11 at 100.00         AAA           1,812,473

        4,905   Florida Housing Finance Corporation, Homeowner Mortgage               1/10 at 100.00         AAA           5,041,702
                 Revenue Bonds, 2000 Series 11, 5.850%, 1/01/22 (Alternative
                 Minimum Tax)

       10,050   State of Florida, Board of Education, Public Education Capital        6/10 at 101.00         AA+          10,657,020
                 Outlay Refunding Bonds (Full Faith and Credit), 1999 Series D,
                 5.750%, 6/01/22

       10,750   Martin County Industrial Development Authority, Florida,             12/04 at 102.00        BBB-          11,099,913
                 Industrial Development Revenue Bonds (Indiantown Cogeneration,
                 L.P. Project), Series 1994A, 7.875%, 12/15/25 (Alternative
                 Minimum Tax)

        2,570   Housing Finance Authority of Miami-Dade County, Florida,              6/11 at 100.00         AAA           2,622,454
                 Multifamily Mortgage Revenue Bonds (Country Club
                 Villas II Project), Series 2001-1A, 5.850%, 1/01/37
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 3.2%

        4,920   City of Atlanta, Georgia, Airport General Revenue and                 1/10 at 101.00         AAA           5,073,356
                 Refunding Bonds, Series 2000A, 5.600%, 1/01/30

        5,000   City of Atlanta, Georgia, Water and Wastewater Revenue                  No Opt. Call         AAA           5,335,000
                 Bonds, Series 1999A, 5.500%, 11/01/22

        2,000   George L. Smith II World Congress Center Authority, Georgia,          7/10 at 101.00         AAA           2,035,140
                 Refunding Revenue Bonds (Domed Stadium Project),
                 Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax)

        1,060   Georgia Housing and Finance Authority, Home Ownership                 6/02 at 102.00         AA+           1,082,154
                 Opportunity Program Bonds, Series 1992A,
                 6.875%, 12/01/20 (Alternative Minimum Tax)

       15,000   Private Colleges and Universities Authority, Georgia, Revenue        11/09 at 101.00         Aa1          15,435,750
                 Bonds (Emory University Project), Series 1999A,
                 5.500%, 11/01/25


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        1,530   Idaho Housing and Finance Association, Single Family                  7/10 at 100.00         Aa2           1,619,230
                 Mortgage Bonds, 2000 Series G2, 5.950%, 7/01/25
                 (Alternative Minimum Tax)

        1,300   Idaho Housing and Finance Association, Single Family                  1/10 at 100.00          A1           1,363,986
                 Mortgage Bonds, 2000 Series D, 6.200%, 7/01/14
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.6%

        3,000   City of Chicago, Illinois, General Obligation Library Bonds,          1/08 at 102.00         AAA           3,183,810
                 Series 1997, 5.750%, 1/01/17

                City of Chicago, Illinois, General Obligation Bonds (City
                Colleges of Chicago Capital Improvement Project), Series 1999:
       32,170    0.000%, 1/01/21                                                        No Opt. Call         AAA          11,389,145
       32,670    0.000%, 1/01/22                                                        No Opt. Call         AAA          10,856,894

       10,000   Chicago School Reform Board of Trustees of the Board of                 No Opt. Call         AAA           3,793,700
                 Education of the City of Chicago, Illinois, Dedicated Tax
                 Revenue Bonds (General Obligation - Unlimited Tax),
                 Series 1998A, 0.000%, 12/01/19

       10,000   Chicago School Reform Board of Trustees of the Board of                 No Opt. Call         AAA           3,550,900
                 Education of the City of Chicago, Illinois, Dedicated Tax
                 Revenue Bonds (General Obligation - Unlimited Tax),
                 Series 1999A, 0.000%, 12/01/20

        9,145   City of Chicago, Illinois, Chicago Midway Airport Revenue             1/07 at 101.00         AAA           9,222,915
                 Bonds, Series 1996A, 5.500%, 1/01/29

                Forest Preserve District of DuPage County, Illinois, General
                Obligation Limited Tax Bonds, Series 2000:
        8,000    0.000%, 11/01/18                                                       No Opt. Call         AAA           3,336,560
       15,285    0.000%, 11/01/19                                                       No Opt. Call         AAA           5,974,142

        3,500   Illinois Development Finance Authority, Pollution Control             3/05 at 102.00         AAA           3,854,270
                 Refunding Revenue Bonds (Commonwealth Edison Company
                 Project), Series 1994D, 6.750%, 3/01/15

       10,000   Illinois Educational Facilities Authority, Adjustable Demand         12/03 at 102.00         AAA          10,734,800
                 Revenue Bonds (The University of Chicago), Series 1985
                 Remarketed, 5.700%, 12/01/25 (Pre-refunded to 12/01/03)

       12,910   Illinois Health Facilities Authority, Revenue Bonds, Series           8/04 at 102.00         AA+          13,174,784
                 1994A (Northwestern Memorial Hospital), 6.000%, 8/15/24


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$       3,660   Illinois Health Facilities Authority, Revenue Refunding Bonds,        8/09 at 101.00          A-         $ 3,595,181
                 Series 1999 (Silver Cross Hospital and Medical Centers),
                 5.250%, 8/15/15

        3,570   Illinois Health Facilities Authority, Revenue Bonds, Series          12/12 at 102.00         AAA           3,889,872
                 1999A (GNMA Collateralized - Midwest Care Center IV),
                 6.375%, 12/01/24

        4,580   Illinois Health Facilities Authority, Series 2000 (GNMA               8/10 at 102.00         Aaa           4,810,603
                 Collateralized - Midwest Care Center IX), 6.250%, 8/20/35

        4,415   Illinois Health Facilities Authority, Revenue Refunding Bonds,        7/02 at 101.00         BB+           4,253,853
                 Series 1991 (Proctor Community Hospital Project), 7.375%, 1/01/23

        3,700   Village of Libertyville, Illinois, Affordable Housing Revenue        11/09 at 100.00          A2           3,751,578
                 Bonds, Series 1999A (Liberty Towers Project), 7.000%, 11/01/29

        6,000   McHenry County Conservation District, Illinois, General               2/11 at 100.00         AAA           6,251,880
                 Obligation Bonds, Series 2001A, 5.625%, 2/01/21

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
       16,570    0.000%, 12/15/20                                                       No Opt. Call         AAA           5,923,444
       23,550    0.000%, 12/15/22                                                       No Opt. Call         AAA           7,418,250
       23,575    0.000%, 12/15/23                                                       No Opt. Call         AAA           6,992,345

       10,280   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call         AAA          10,821,242
                 Place Expansion Project Refunding Bonds, Series 1998A,
                 5.500%, 12/15/23

       10,650   Metropolitan Pier and Exposition Authority, Illinois,                   No Opt. Call         AAA          13,381,193
                 McCormick Place Hospitality Facilities Revenue Bonds,
                 Series 1996A, 7.000%, 7/01/26

       17,865   Regional Transportation Authority, Cook, DuPage, Kane,                  No Opt. Call         AAA          19,463,024
                 Lake, McHenry and Will Counties, Illinois, General Obligation
                 Bonds, Series 1999, 5.750%, 6/01/23

        6,090   Sherman, Illinois, Mortgage Revenue Bonds (Villa Vianney)            10/09 at 102.00         AAA           6,547,176
                 GNMA Series 1999 Refunding, 6.450%, 10/01/29


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 7.4%

        5,000   Fort Wayne South Side School Building Corporation, Allen              1/04 at 102.00         AAA           5,402,450
                 County, Indiana, First Mortgage Bonds, Series 1994,
                 6.125%, 1/15/12 (Pre-refunded to 1/15/04)

        5,250   Indiana Bond Bank, State Revolving Fund Program Bonds                 2/04 at 102.00         AAA           5,467,560
                 (Guarantee Revenue), Series 1994A 6.000%, 2/01/16

       14,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA          14,098,840
                 Bonds (Clarian Health Obligated Group), Series 2000A,
                 5.500%, 2/15/30

                Indiana Health Facility Financing Authority, Revenue Bonds,
                Series 1997 (Ancilla Systems Incorporated Obligated Group):
       15,380    5.250%, 7/01/17                                                      7/07 at 101.00         AAA          16,031,343
        2,250    5.250%, 7/01/22                                                      7/07 at 101.00         AAA           2,282,355
        4,320    5.250%, 7/01/22                                                      7/07 at 101.00         AAA           4,382,122

        4,980   Indiana Municipal Power Agency, First Crossover Series and           11/02 at 100.00         AAA           5,005,597
                 Power Supply System Refunding Revenue Bonds (Special Obligation),
                 1998 Series B, 5.300%, 1/01/16 (Pre-refunded to 11/26/02)

        8,000   Indiana Transportation Finance Authority, Highway Revenue            12/10 at 100.00          AA           8,049,360
                  Bonds, Series 2000, 5.375%, 12/01/25

        5,730   Michigan City School Building Corporation, LaPorte and Porter        12/04 at 102.00         AAA           6,367,520
                 Counties, Indiana, First Mortgage Bonds, Series 1994 A,
                 6.125%, 12/15/09 (Pre-refunded to 12/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.7%

        2,100   Iowa Finance Authority, Single Family Mortgage Revenue                5/02 at 100.00         Aaa           2,103,045
                 Bonds, 1988 Issue B (GNMA  Mortgage-Backed Securities
                 Program), 8.250%, 5/01/20 (Alternative Minimum Tax)

        5,000   Tobacco Settlement Authority, Iowa, Tobacco Settlement                6/11 at 101.00          A1           4,339,450
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35


                                       17


                Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.8%

$       5,790   Sedgwick County, Kansas, Unified School District No. 259,             9/10 at 100.00          AA         $ 4,825,965
                 Wichita, General Obligation Bonds, Series 2000, 3.500%, 9/01/17

        3,200   Unified School District No. 500, County of Wyandotte, Kansas,         9/11 at 100.00         AAA           2,733,280
                 General Obligation School Bonds, Series 2001, 4.000%, 9/01/21


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.9%

       10,000   County of Carroll, Kentucky, Collateralized Pollution Control         9/02 at 102.00          A1          10,377,900
                 Revenue Bonds (Kentucky Utilities Company Project),
                 1992 Series A, 7.450%, 9/15/16

        3,700   Louisville and Jefferson County Metropolitan Sewer District,          5/07 at 101.00         AAA           3,962,478
                 Commonwealth of Kentucky, Sewer and Drainage System Revenue
                 Bonds, Series 1997A, 6.250%, 5/15/26

        2,605   County of Trimble, Kentucky, Pollution Control Revenue Bonds,         9/02 at 102.00         AAA           2,697,582
                 1990 Series B (Louisville Gas and Electric Company Project),
                 6.550%, 11/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 8.8%

        4,035   East Baton Rouge Mortgage Finance Authority, Louisiana,              10/07 at 102.00         Aaa           4,131,315
                 Single Family Mortgage Revenue Refunding Bonds (GNMA
                 and FNMA Mortgage-Backed Securities Program),
                 Series 1997B-1, 5.750%, 10/01/26

       35,700   Louisiana Stadium and Exposition District, Hotel Occupancy            7/06 at 102.00         AAA          39,962,580
                 Tax Bonds, Series 1996, 5.750%, 7/01/26 (Pre-refunded
                 to 7/01/06)

        5,630   New Orleans Housing Development Corporation, Louisiana,               6/03 at 100.00         AAA           5,732,297
                 Multifamily Housing Revenue Refunding Bonds,
                 Series 1990A (Curran Place Apartments/Fannie Mae
                 Collateralized), 7.700%, 8/01/23

        6,500   City of Shreveport, State of Louisiana, Water and Sewer               6/03 at 103.00         AAA           6,894,095
                 Revenue Bonds, 1986 Series A, 5.950%, 12/01/14

                Tobacco Settlement Financing Corporation, Louisiana,
                Asset-Backed Bonds, Series 2001B:
       10,000    5.500%, 5/15/30                                                      5/11 at 101.00          A1           9,154,800
       15,000    5.875%, 5/15/39                                                      5/11 at 101.00          A1          13,528,800


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.0%

        9,000   Maine State Housing Authority, Mortgage Purchase Bonds,               2/04 at 102.00         AA+           9,118,710
                 1994 Series A, 5.700%, 11/15/26


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.8%

        1,885   Community Development Administration, Maryland                        9/10 at 100.00         Aa2           1,914,689
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series H, 5.800%, 9/01/32
                 (Alternative Minimum Tax)

        7,720   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA           7,666,809
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.125%, 3/01/20 (Alternative Minimum Tax)

        7,475   Housing Opportunities Commission of Montgomery County,                7/04 at 102.00         Aa2           7,726,982
                 Maryland, Multifamily Housing Revenue Bonds, 1994
                 Series A, 6.250%, 7/01/28

        7,090   City of Takoma Park, Maryland, Hospital Facilities Refunding            No Opt. Call         AAA           8,376,835
                 and Improvement Revenue Bonds (Washington Adventist
                 Hospital), Series 1995, 6.500%, 9/01/12


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.8%

        2,280   Massachusetts Educational Financing Authority, Education             12/09 at 101.00         AAA           2,451,342
                 Loan Revenue and Refunding Bonds, Series 2000A (Issue G),
                 5.700%, 12/01/11 (Alternative Minimum Tax)

                Massachusetts Municipal Wholesale Electric Company, Power Supply
                System Revenue Bonds, 1987 Series A:
           25    8.750%, 7/01/18 (Pre-refunded to 7/01/02)                            7/02 at 100.00         Aaa              25,301
           30    8.750%, 7/01/18 (Pre-refunded to 1/01/03)                            1/03 at 100.00         Aaa              31,389
           35    8.750%, 7/01/18 (Pre-refunded to 7/01/03)                            7/03 at 100.00         Aaa              37,682
           70    8.750%, 7/01/18 (Pre-refunded to 1/01/04)                            1/04 at 100.00         Aaa              77,124
           70    8.750%, 7/01/18 (Pre-refunded to 7/01/04)                            7/04 at 100.00         Aaa              79,187
           35    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                            7/05 at 100.00         Aaa              40,226
           35    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                            7/05 at 100.00         Aaa              41,149

                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment (M/SRBC Project), 2002 Series A:
        4,000    5.125%, 8/01/28 (WI, settling 5/02/02)                               2/12 at 100.00         AAA           3,920,480
        7,500    5.125%, 2/01/34 (WI, settling 5/02/02)                               2/12 at 100.00         AAA           7,280,850


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS (continued)

$      10,100   Massachusetts Health and Educational Facilities Authority,            7/02 at 102.00         AAA         $10,363,307
                 Revenue Bonds (New England Medical Center Hospitals
                 Issue), Series F, 6.625%, 7/01/25

        1,420   Massachusetts Health and Educational Facilities Authority,            7/08 at 101.00         Aaa           1,283,382
                 Revenue Bonds (Southcoast Health System Obligated Group
                 Issue), Series A, 4.750%, 7/01/27

        8,500   Route 3 North Transportation Improvements Association,                6/10 at 100.00         AAA           8,566,215
                 Commonwealth of Massachusetts Lease Revenue Bonds,
                 Series 2000, 5.375%, 6/15/33


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.2%

       17,000   School District of the City of Birmingham, County of Oakland,        11/07 at 100.00         AAA          15,811,190
                 State of Michigan, School Building and Site Bonds,
                 Series 1998, 4.750%, 11/01/24

        3,000   City of Detroit, Michigan, Water Supply System Revenue                7/07 at 101.00         AAA           2,940,000
                 Bonds (Senior Lien), Series 1997-A, 5.000%, 7/01/21

        4,025   Grand Rapids Housing Corporation, Michigan, Multifamily               1/04 at 104.00         AAA           4,177,950
                 Revenue Refunding Bonds, Series 1992  (FHA-Insured
                 Mortgage Loan - Section 8 Assisted Elderly Project),
                 7.375%, 7/15/41

        4,030   City of Hancock Hospital Finance Authority, Michigan,                 8/08 at 100.00         AAA           4,028,267
                 FHA-Insured Mortgage Hospital Revenue Bonds (Portage
                 Health System, Inc.), Series 1998, 5.450%, 8/01/47

       15,000   Michigan Public Power Agency, Belle River Project Refunding           1/03 at 102.00         AAA          15,089,700
                 Revenue Bonds, 1993 Series A, 5.250%, 1/01/18

        1,000   State Building Authority, State of Michigan, 2001 Revenue            10/11 at 100.00         AA+             974,300
                 Refunding Bonds, Series I (Facilities Program), 5.000%, 10/15/24

        3,000   Michigan Strategic Fund, Limited Obligation Refunding                 9/09 at 102.00         AAA           3,033,510
                 Revenue Bonds (The Detroit Edison  Company Pollution
                 Control Bonds Project), Collateralized Series 1999A,
                 5.550%, 9/01/29 (Alternative Minimum Tax)

       10,000   Charter County of Wayne, Michigan, Detroit Metropolitan              12/08 at 101.00         AAA          10,192,300
                 Wayne County Airport, Airport Revenue Bonds, Series 1998A,
                 5.375%, 12/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 7.8%

        7,475   Dakota County Community Development Agency, Minnesota,                2/12 at 102.00         Aaa           7,499,294
                 Multifamily Housing Revenue Bonds  (Wyngate Project -
                 GNMA Collateralized Mortgage Loan), Senior Lien Series
                 2002A, 5.625%, 8/20/43 (WI, settling 5/16/02)

        3,180   The Dakota County Housing and Redevelopment Authority,                4/04 at 102.00         AAA           3,266,401
                 Minnesota, Single Family Mortgage Revenue Bonds
                 (FNMA Mortgage-Backed Securities Program), Series 1994A,
                 6.900%, 10/01/27 (Alternative Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA           3,011,160
                 Minnesota, Subordinate Airport Revenue Bonds, Series
                 2001C, 5.250%, 1/01/26

       18,020   Plymouth, Minnesota, Multifamily Senior Housing Revenue               3/12 at 105.00         Aaa          17,938,550
                 Bonds, Series 2002A (GNMA Collateralized Mortgage
                 Loan - Regent at Plymouth Project), 4.090%, 9/20/43

       22,820   The Housing and Redevelopment Authority of the City of               11/15 at 103.00         AAA          27,609,918
                 St. Paul, Minnesota, Sales Tax Revenue Refunding Bonds
                 (Civic Center Project), Series 1996, 7.100%, 11/01/23

                Housing and Redevelopment Authority of the City of St. Paul,
                Minnesota, Single Family Mortgage Revenue Refunding Bonds
                (Middle Income Program - Phase II FNMA Mortgage-Backed
                Securities Program), Series 1995:
          690    6.400%, 3/01/21                                                      3/05 at 102.00         Aaa             721,561
        9,655    6.800%, 3/01/28                                                      3/05 at 102.60         Aaa          10,196,066


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.0%

        9,750   Mississippi Business Finance Corporation, Pollution Control          10/03 at 102.00        BBB-           9,352,200
                 Revenue Refunding Bonds (System Energy Resources, Inc.
                 Project), Series 1998, 5.875%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.6%

        1,910   Missouri Housing Development Commission, Single Family                5/02 at 100.00         AAA           1,912,750
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), 1988 Series A, 8.300%, 5/01/19 (Alternative
                 Minimum Tax)

        3,740   Health and Educational Facilities Authority of the State of           6/11 at 101.00         AAA           3,736,634
                 Missouri, Revenue Bonds (SSM Health Care), Series 2001A,
                 5.250%, 6/01/28


                                       19

                Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 1.3%

$       2,395   Montana Board of Housing, Single Family Program Bonds,                6/07 at 101.50         AA+         $ 2,466,802
                 1997 Series A, 6.150%, 6/01/30 (Alternative Minimum Tax)

        4,365   Montana Board of Housing, Single Family Mortgage Bonds,              12/09 at 100.00         AA+           4,579,409
                 2000 Series A2, 6.450%, 6/01/29 (Alternative Minimum Tax)

        4,795   Montana Higher Education Student Assistance Corporation,             12/08 at 101.00          A2           4,773,902
                 Student Loan Revenue Bonds,  Subordinate Series 1998B,
                 5.500%, 12/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.4%

        3,870   Nebraska Investment Finance Authority, Single Family Housing          9/10 at 100.00         AAA           3,959,281
                 Revenue Bonds, 2000 Series E, 5.850%, 9/01/20 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.3%

       10,505   State of Nevada, General Obligation - Limited Tax Bonds               5/06 at 101.00         AAA          11,723,160
                 (Nevada Municipal Bond Bank Project  No. 52), Series 1996A,
                 6.000%, 5/15/21 (Pre-refunded to 5/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.2%

                New Hampshire Housing Finance Authority, Multifamily Housing
                Revenue Bonds, 1994 Issue Remarketing (Countryside Limited
                Partnership - Countryside Project):
        3,725    6.000%, 7/01/18 (Alternative Minimum Tax)                            7/10 at 101.00         Aaa           3,833,174
        6,945    6.100%, 7/01/24 (Alternative Minimum Tax)                            7/10 at 101.00         Aaa           7,151,128


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.2%

        4,615   Higher Education Student Assistance Authority of the State of         6/10 at 101.00         AAA           5,088,776
                 New Jersey, Student Loan Revenue Bonds, 2000 Series A,
                 6.000%, 6/01/13 (Alternative Minimum Tax)

        3,000   New Jersey Economic Development Authority, Transportation             5/09 at 100.00         AAA           3,085,770
                 Project Sublease Revenue Bonds (New Jersey Transit Corporation -
                 Light Rail Transit System Projects), 1999 Series A Bonds,
                 5.250%, 5/01/17

        8,750   New Jersey Transportation Trust Fund Authority,                       6/07 at 102.00          AA           9,051,437
                 Transportation System Bonds, 1996 Series B, 5.250%, 6/15/16

        4,500   New Jersey Transportation Trust Fund Authority,                         No Opt. Call         AAA           4,876,560
                 Transportation System Bonds, 2001 Series C, 5.500%, 12/15/18

                Township of West Deptford, County of Gloucester, New Jersey,
                General Obligation Bonds, Series of 2000:
        3,150    5.500%, 9/01/21                                                      9/10 at 100.00         Aaa           3,296,507
        3,335    5.500%, 9/01/22                                                      9/10 at 100.00         Aaa           3,485,442


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 16.8%

            5   The City of New York, New York, General Obligation Bonds,             8/02 at 100.00           A               5,081
                 Fiscal 1987 Series D, 8.500%, 8/01/08

                The City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series C:
        7,910    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                            8/02 at 101.50         AAA           8,130,531
           90    6.625%, 8/01/14                                                      8/02 at 101.50         AAA              92,349

       12,500   The City of New York, New York, General Obligation Bonds,               No Opt. Call           A          13,919,500
                 Fiscal 1997 Series A, 7.000%, 8/01/05

       16,295   The City of New York, New York, General Obligation Bonds,             2/06 at 101.50           A          16,981,182
                 Fiscal 1996 Series F, 5.750%, 2/01/15

       20,650   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA          22,378,612
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26

        4,875   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA           4,969,380
                 Water and Sewer System Revenue Bonds, Fiscal 1997
                 Series A, 5.500%, 6/15/24

       10,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00          AA          10,457,800
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series A, 5.750%, 6/15/30

        7,810   New York City Transitional Finance Authority, New York,               8/09 at 101.00         AA+           8,240,097
                 Future Tax Secured Bonds, Fiscal 2000 Series A,
                 5.750%, 8/15/24

        2,250   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AAA           2,310,953
                 Bonds (State University Dormitory Facilities Issue),
                 Series 1999C, 5.500%, 7/01/29

        4,000   Dormitory Authority of the State of New York, State                   5/02 at 100.00         AA-           4,029,400
                 University Educational Facilities Revenue Bonds, Series
                 1990B, 6.000%, 5/15/17


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       1,500   Dormitory Authority of the State of New York, Revenue Bonds           8/07 at 101.00         AAA         $ 1,511,310
                 (St. Barnabas Hospital), Series 1997, 5.450%, 8/01/35

        2,070   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA           2,163,585
                 Revenue Bonds (853 Schools Program -  Gateway-Longview, Inc.),
                 Insured Revenue Bonds, Series 1998A, 5.500%, 7/01/18

        4,300   Dormitory Authority of the State of New York, Mental                  8/08 at 101.00         AAA           3,768,305
                 Health Services Facilities Improvement Revenue Bonds,
                 Series 1998F, 4.500%, 8/15/28

       17,000   Dormitory Authority of the State of New York, City University         7/09 at 101.00         AAA          17,460,530
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1999 Series 1, 5.500%, 7/01/29

        3,000   Dormitory Authority of the State of New York, City University         1/08 at 102.00         AAA           3,048,750
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1997 Series 1, 5.375%, 7/01/24

        2,000   Dormitory Authority of the State of New York, Mental Health S         2/06 at 102.00         AAA           2,011,680
                 ervices Facilities Improvement  Revenue Bonds, Series 1996B,
                 5.375%, 2/15/26

                Dormitory Authority of the State of New York, Marymount
                Manhattan College Insured Revenue Bonds, Series 1999:
        1,580    6.375%, 7/01/13                                                      7/09 at 101.00          AA           1,787,264
        9,235    6.125%, 7/01/21                                                      7/09 at 101.00          AA           9,981,188

        3,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA           3,171,780
                 Pollution Control Revenue Bonds (Rochester Gas and Electric
                 Corporation Project), Series 1998A, 5.950%, 9/01/33
                 (Alternative Minimum Tax)

       14,750   New York State Medical Care Facilities Finance Agency,                2/04 at 102.00         AAA          15,191,615
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1993 Series F Refunding, 5.375%, 2/15/14


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.2%

        2,000   North Carolina Municipal Power Agency Number 1, Catawba               1/08 at 102.00         AAA           1,975,600
                 Electric Revenue Bonds, Series 1998A, 5.000%, 1/01/20


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.8%

        7,000   North Dakota Housing Finance Agency, Housing Finance                  7/10 at 100.00         Aa2           7,333,060
                 Program Bonds (Home Mortgage Finance  Program), 2000 Series A
                 Refunding, 6.500%, 1/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 6.1%

        7,500   City of Cleveland, Ohio, Airport System Revenue Bonds,                1/10 at 101.00         AAA           7,228,500
                 Series 2000A, 5.000%, 1/01/31

       19,500   Ohio Housing Finance Agency, Residential Mortgage Revenue             7/09 at 100.00         Aaa          19,726,395
                 Bonds, 1999 Series C (Fixed Rate Mortgage-Backed Securities
                 Program), 5.750%, 9/01/30 (Alternative Minimum Tax)

       15,500   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          14,016,030
                 Revenue Bonds (Bay Shore Power Project), Convertible Series
                 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

       14,500   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          14,291,200
                 Revenue Bonds (Bay Shore Power Project), Convertible Series
                 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.3%

        3,400   Trustees of the Tulsa Municipal Airport Trust, Oklahoma,             12/08 at 100.00          BB           3,135,106
                 Revenue Refunding Bonds, Series 2000B, 6.000%, 6/01/35
                 (Alternative Minimum Tax) (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.2%

        2,670   State of Oregon Housing and Community Services Department,            1/10 at 100.00         Aa2           2,780,138
                 Mortgage Revenue Bonds (Single Family Mortgage Program),
                 Series 2000F, 6.250%, 7/01/28 (Alternative Minimum Tax)

        9,150   Port of St. Helen's, Oregon, Pollution Control Revenue Bonds            No Opt. Call        Baa1           7,703,202
                 (Portland General Electric Company Project), 1985 Series B,
                 4.800%, 6/01/10


                                       21


                Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 4.4%

                Bethlehem Authority, Northampton and Lehigh Counties,
                Pennsylvania, Guaranteed Water Revenue Bonds, Series of 1998:
$       3,125    0.000%, 5/15/22                                                        No Opt. Call         AAA         $ 1,032,250
        3,125    0.000%, 5/15/23                                                        No Opt. Call         AAA             970,781
        3,135    0.000%, 5/15/24                                                        No Opt. Call         AAA             914,166
        3,155    0.000%, 5/15/26                                                        No Opt. Call         AAA             815,000
        4,145    0.000%, 11/15/26                                                       No Opt. Call         AAA           1,041,017
        2,800    0.000%, 5/15/28                                                        No Opt. Call         AAA             645,120
        3,000    0.000%, 11/15/28                                                       No Opt. Call         AAA             671,670

        4,920   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-           5,246,294
                 Resource Recovery Revenue Refunding Bonds, 2000 Series
                 (Panther Creek Partners Project), 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        2,865   Cumberland County Municipal Authority, Pennsylvania, Carlisle        11/04 at 102.00     BBB-***           3,177,657
                 Hospital and Health Services First Mortgage Revenue and
                 Refunding Bonds, Series 1994, 6.800%, 11/15/14
                 (Pre-refunded to 11/15/04)

       11,000   Delaware County Authority, Pennsylvania, Health System               11/08 at 102.00         AAA          10,635,900
                 Revenue Bonds (Catholic Health East  Issue), Series 1998A,
                 4.875%, 11/15/18

                Pennsylvania Economic Development Finance Authority, Resource
                Recovery Revenue Bonds, Senior Series 1994A (Northampton
                Generating Project):
        2,600    6.400%, 1/01/09 (Alternative Minimum Tax)                            1/04 at 102.00        BBB-           2,645,916
        4,500    6.500%, 1/01/13 (Alternative Minimum Tax)                            1/04 at 102.00        BBB-           4,557,150

        1,000   Pennsylvania Economic Development Financing Authority,                1/04 at 102.00         N/R           1,007,640
                 Resource Recovery Revenue Subordinate Bonds, Series 1994C
                 (Northampton Generating Project), 6.875%, 1/01/11
                  (Alternative Minimum Tax)

        6,250   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         N/R           6,424,438
                 Resource Recovery Revenue Bonds (Northampton Generating
                 Project), Senior Lien Series 1994B, 6.750%, 1/01/07
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

        1,250   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00         AAA           1,362,038
                 Transportation Revenue Bonds, Series B, 5.875%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.1%

        6,925   State of South Carolina, General Obligation State Capital            10/09 at 101.00         AAA           6,538,100
                 Improvement Bonds, Series 1999A,  4.000%, 10/01/14

       21,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00          A1          21,054,180
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 3.7%

        2,260   The Health and Educational Facilities Board of the City of            7/23 at 100.00         AAA           2,233,942
                 Johnson City, Tennessee, Hospital Revenue Refunding and
                 Improvement Bonds, Series 1998C (Johnson City Medical
                 Center Hospital), 5.125%, 7/01/25 (Pre-refunded to 7/01/23)

        1,700   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/10 at 101.00         AAA           1,795,846
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
                 Minimum Tax)

        6,830   The Health, Educational and Housing Facility Board of the City        1/03 at 103.00         AAA           7,001,570
                 of Memphis, Tennessee, Multifamily Mortgage Revenue
                 Refunding Bonds (Riverdale Plaza Apartments Project),
                 Series 1993, 6.350%, 7/20/28

        6,000   The Health and Educational Facilities Board of the Metropolitan      12/17 at 100.00         AAA           6,737,580
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Refunding and Improvement Bonds (Meharry Medical
                 College Project), Series 1996, 6.000%, 12/01/19

       14,465   Tennessee Housing Development Agency, Homeownership ,                 7/10 at 101.00          AA          15,285,599
                 Program Bonds, Issue 2000-1, 6.375% 7/01/25 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.6%

       11,800   City of Austin, Texas, Combined Utility Systems Revenue              11/02 at 100.00         AAA          11,971,572
                 Refunding Bonds, Series 1992, 5.750%, 11/15/16

        4,000   Bell County Health Facilities Development Corporation, Texas,         2/10 at 101.00         AAA           4,267,640
                 Hospital Revenue Bonds (Scott and White Memorial Hospital
                 and Scott, Sherwood and Brindley Foundation Project),
                 Series 2000A, 6.125%, 8/15/23


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$      18,690   Dallas-Ft. Worth International Airport Facilities Improvement        11/05 at 100.00          BB         $17,584,673
                 Corporation, Texas, Revenue Refunding Bonds, Series 2000B
                 (American Airlines), 6.050%, 5/01/29 (Alternative Minimum Tax)
                 (Mandatory put 11/01/05)

        1,815   Fort Worth Housing Finance Corporation, Texas, Home                  10/02 at 102.00         Aa2           1,871,011
                 Mortgage Revenue Refunding Bonds, Series 1991A,
                 8.500%, 10/01/11

        1,500   Harris County Health Facilities Development Corporation,              7/09 at 101.00         AAA           1,471,320
                 Texas, Revenue Bonds (Christus Health), Series 1999A,
                 5.375%, 7/01/24

          325   Hidalgo County Housing Finance Corporation, Texas, Single             4/04 at 102.00         Aaa             332,699
                 Family Mortgage Revenue Bonds  (GNMA and FNMA Collateralized),
                 Series 1994A, 6.750%, 10/01/15 (Alternative Minimum Tax)

        3,885   Houston Independent School District Public Facility                     No Opt. Call         AAA           1,503,262
                 Corporation, Harris County, Texas, Lease Revenue Bonds (Cesar E.
                 Chavez High School), Series 1998A, 0.000%, 9/15/19

        1,690   City of Laredo, Webb County, Texas, Combination Tax and               2/08 at 100.00         AAA           1,566,106
                 Sewer System Revenue Certificates of Obligation, Series 1998A,
                 4.500%, 2/15/18

                Leander Independent School District, Williamson and Travis
                Counties, Texas, Unlimited Tax School Building and Refunding
                Bonds, Series 1998:
        4,930    0.000%, 8/15/20                                                       8/06 at 46.47         AAA           1,732,402
        3,705    0.000%, 8/15/22                                                       8/06 at 41.33         AAA           1,138,584

        1,585   The Lubbock Housing Finance Corporation, Texas, Single                6/07 at 102.00         AAA           1,623,722
                 Family Mortgage Revenue Refunding Bonds (GNMA
                 Mortgage-Backed Securities Program), Series 1997A,
                 6.125%, 12/01/17

        3,480   Pearland, Texas, General Obligation Bonds, Series 2002,               3/12 at 100.00         AAA           3,331,856
                 5.000%, 3/01/27 (WI, settling 5/08/02)

        6,050   City of San Antonio, Texas, Electric and Gas Systems Revenue          2/09 at 100.00         Aa1           5,495,517
                 Refunding Bonds, New Series 1998A, 4.500%, 2/01/21

        6,000   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA           5,854,620
                 Texas, Limited Tax Schoolhouse and efunding Bonds,
                 Series 2001, 5.125%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 4.8%

       10,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA          10,548,100
                 Refunding Bonds, 1997 Series B, 5.750%, 7/01/19

                Utah County, Utah, Hospital Revenue Bonds, Series 1997
                (IHC Health Services, Inc.):
       12,500    5.250%, 8/15/21                                                      8/07 at 101.00         AAA          12,476,375
        3,900    5.250%, 8/15/26                                                      8/07 at 101.00         AAA           3,852,732

        4,500   Utah Housing Corporation, Single Family Mortgage Bonds,               1/12 at 100.00         AA-           4,512,465
                 2002 Series A-1, 5.300%, 7/01/18 (Alternative Minimum Tax)

        1,010   Utah Housing Finance Agency, Single Family Mortgage                   1/10 at 100.00          AA           1,082,023
                 Bonds, Series B-3, 6.250%, 7/01/22 (Alternative Minimum Tax)

        3,260   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00         AA-           3,477,116
                 2000 Series D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)

        3,600   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00         AA-           3,803,148
                 2000 Series E-1, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)

        1,005   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00          AA           1,067,672
                 2000 Series E-1, Class II, 6.150%, 1/01/27 (Alternative Minimum Tax)

        1,300   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/11 at 100.00          AA           1,318,642
                 2001 Series A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)

        1,000   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/11 at 100.00         Aa2           1,029,610
                 2001 Series B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 1.0%

        8,845   Vermont Housing Finance Agency, Single Family Housing                11/04 at 102.00          A+           9,175,449
                 Bonds, Series 5, 7.000%, 11/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.8%

       16,000   Metropolitan Washington Airports Authority, Virginia, Airport        10/04 at 100.00         AAA          16,058,400
                 System Revenue Bonds, Series 1994A, 5.500%, 10/01/24
                 (Alternative Minimum Tax)


                                       23

                Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 5.2%

$      12,235   Public Utility District No. 1 of Chelan County, Washington,             No Opt. Call         AAA         $ 3,123,228
                 Columbia River-Rock Island Hydro-Electric System Revenue
                 Refunding Bonds, Series 1997A, 0.000%, 6/01/26

        1,815   Grant County Public Utility District 2, Washington, Wanapum           1/06 at 102.00         AAA           1,850,973
                 Hydro-Electric Revenue Bonds, Series 1997A (Master Lease
                 Program), 5.625%, 1/01/26

       12,000   State of Washington, General Obligation Motor Vehicle Fuel            1/11 at 100.00         AA+          11,958,840
                 Tax Bonds, Series 2001D, 5.250%, 1/01/26

        5,000   Washington State Housing Finance Commission, Nonprofit                7/09 at 101.00          AA           5,186,800
                 Housing Revenue Bonds (The Kline Galland Center Project),
                 Series 1999, 6.000%, 7/01/29

        4,500   Washington Health Care Facilities Authority, Revenue Bonds,          12/09 at 101.00         AAA           4,555,305
                 Series 1999 (Providence Services), 5.375%, 12/01/19

       16,000   Washington Public Power Supply System, Nuclear Project                7/03 at 102.00         AAA          16,573,920
                 No. 1 Refunding Revenue Bonds, Series  1993A, 5.700%, 7/01/17

        4,000   Washington Public Power Supply System, Nuclear Project                7/03 at 102.00         Aa1           4,070,640
                 No. 3 Refunding Revenue Bonds, Series 1993B, 5.700%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.3%

        1,450   Wisconsin Health and Educational Facilities Authority, Revenue        8/03 at 102.00         AAA           1,441,605
                 Bonds, Series 1993 (Aurora Health Care Obligated Group),
                 5.250%, 8/15/23

       11,520   Wisconsin Health and Educational Facilities Authority, Revenue        2/10 at 101.00          AA          12,201,178
                 Bonds, Series 1999 (Marshfield Clinic), 6.250%, 2/15/29

        7,490   Wisconsin Health and Educational Facilities Authority, Revenue        7/08 at 103.00         N/R           6,839,791
                 Bonds, Series 1998 (The Millennium Housing Foundation,
                 Inc. Project), 6.100%, 1/01/28
------------------------------------------------------------------------------------------------------------------------------------
$   1,468,810   Total Investments (cost $1,299,840,330) - 150.2%                                                       1,357,550,947
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 5.0%

        4,000   California Statewide Communities Development Authority,                                   VMIG-1           4,000,000
                 Certificates of Participation (Northern California Retired
                 Officers Community), Variable Rate Demand Obligations,
                 1.550%, 6/01/26+

        9,500   Connecticut Health and Educational Facilities Authority,                                  VMIG-1           9,500,000
                 Revenue Bonds (Yale University Issue), Variable Rate
                 Demand Bonds, Series 1997, 1.650%, 7/01/29+

       18,085   Idaho Health Facilities Authority, Variable Rate Demand                                   VMIG-1          18,085,000
                 Revenue Bonds (St. Luke's Regional Medical Center),
                 Series 1995, 1.650%, 5/01/22+

        4,000   Kansas Development Finance Authority, Variable Rate                                       VMIG-1           4,000,000
                 Demand Revenue Bonds (Hays Medical Center, Inc.),
                 Series 2000N, 1.700%, 5/15/26+

        9,400   Health and Educational Facilities Authority of the State of                               VMIG-1           9,400,000
                 Missouri, Health Facilities Revenue Bonds (Bethesda
                 Health Group), Series 2001A, Variable Rate Demand
                 Bonds, 1.750%, 8/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$      44,985   Total Short-Term Investments (cost $44,985,000)                                                           44,985,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (2.2)%                                                                  (19,546,216)
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.0)%                                                       (479,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $903,989,731
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       24


                Nuveen Municipal Advantage Fund, Inc. (NMA)

                Portfolio of
                       INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 3.1%

$      15,000   Jefferson County, Alabama, Sewer Revenue Capital                      2/09 at 101.00         AAA         $15,001,800
                 Improvement Warrants, Series 1999-A, 5.375%, 2/01/36

        5,075   The Health Care Authority of Lauderdale County and the City           7/09 at 101.00         AAA           5,051,554
                 of Florence, Alabama, Series 1999-A (Coffee Health Group),
                 5.250%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.6%

        3,700   Alaska Housing Finance Corporation, General Housing Purpose          12/02 at 102.00      Aa2***           3,796,533
                 Bonds, 1992 Series A, 6.600%, 12/01/23 (Pre-refunded
                 to 12/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.8%

        5,000   Maricopa County Pollution Control Corporation, Arizona,               5/06 at 101.00        BBB-           4,891,100
                 Pollution Control Revenue Refunding Bonds, Series 1992A
                 Remarketed (Public Service Company of New Mexico),
                 5.750%, 11/01/22


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.6%

        7,535   County of Contra Costa, California, 1989 Home Mortgage                  No Opt. Call         AAA           9,697,771
                 Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), 7.750%, 5/01/22 (Alternative Minimum Tax)

       14,490   Palm Desert Financing Authority, California, Tax Allocation           8/02 at 102.00         AAA          14,898,473
                 Revenue Bonds (Project Area No. 2), 1992 Series A,
                 6.125%, 8/01/22

        5,000   Community Redevelopment Agency of the City of Palmdale,                 No Opt. Call         AAA           6,342,000
                 California, Residential Mortgage Revenue Refunding Bonds,
                 Series 1991-B, 7.375%, 2/01/12

        5,000   Community Redevelopment Agency of the City of Palmdale,                 No Opt. Call         AAA           6,625,900
                 California, Single Family Mortgage Revenue Bonds, Series 1986A
                 Restructured, 8.000%, 3/01/16 (Alternative Minimum Tax)

        9,315   City of Perris, California, Single Family Mortgage Revenue              No Opt. Call         AAA          11,992,131
                 Bonds (GNMA Mortgage-Backed  Securities), 1989 Series A,
                 7.600%, 1/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.4%

        8,350   Colorado Health Facilities Authority, Kaiser Permanente               7/06 at 102.00           A           8,277,773
                 Revenue Bonds, 1994 Series A Remarketed, 5.350%, 11/01/16

                Platte River Power Authority, Colorado, Power Revenue Bonds,
                Series EE Refunding:
        2,000    5.375%, 6/01/17                                                      6/12 at 100.00         AA-           2,090,200
        5,000    5.375%, 6/01/18                                                      6/12 at 100.00         AA-           5,193,050


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.8%

        5,000   Connecticut Housing Finance Authority, Housing Mortgage              11/09 at 100.00         AAA           5,091,600
                 Finance Program Bonds, 2000 Series B (Subseries B-2),
                 5.750%, 11/15/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 3.1%

        6,585   District of Columbia Housing Finance Agency, Collateralized          12/04 at 103.00         AAA           6,728,487
                 Single Family Mortgage Revenue Bonds, Series 1988F-1,
                 6.375%, 6/01/26 (Alternative Minimum Tax)

        6,125   District of Columbia Housing Finance Agency, Single Family            6/07 at 102.00         AAA           6,248,848
                 Revenue Bonds, Series 1997-B, 5.900%, 12/01/28
                 (Alternative Minimum Tax)

        7,525   District of Columbia Tobacco Settlement Financing Corporation,        5/11 at 101.00          A1           7,475,787
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 6.250%, 5/15/24


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.0%

        2,770   Florida Housing Finance Corporation, Housing Revenue Bonds,          12/10 at 100.00         AAA           2,843,100
                 2000 Series O-1 (Stratford Point Apartments),
                 5.850%, 12/01/31 (Alternative Minimum Tax)

        9,990   City of Tampa, Florida, Allegany Health System Revenue Bonds         12/03 at 102.00         AAA          10,008,981
                 (St. Mary's Hospital, Inc. Issue), Series 1993, 5.125%, 12/01/23


                                       25


                Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 1.7%

$      10,180   Georgia Housing and Finance Authority, Single Family                  3/10 at 100.00         AAA         $10,745,601
                 Mortgage Bonds, 2000 Series A (Subseries A-2),
                 6.450%, 12/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.9%

        3,725   Housing Finance and Development Corporation, State of                 7/07 at 102.00         AAA           3,763,852
                 Hawaii, Single Family Mortgage Purchase Revenue Bonds,
                 1997 Series A, 5.750%, 7/01/30 (Alternative Minimum Tax)

        2,215   Housing and Community Development Corporation of Hawaii,              7/10 at 102.00         AAA           2,260,363
                 Multifamily Housing Revenue Bonds, Series 2000 (GNMA
                 Collateralized - Sunset Villas), 5.700%, 7/20/31


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 12.1%

        5,865   City of Chicago, Illinois, General Obligation Bonds                   7/10 at 101.00         AAA           6,922,518
                 (Neighborhoods Alive 21 Program), Series 2000A,
                 6.500%, 1/01/35 (Pre-refunded to 7/01/10)

        4,000   Chicago School Reform Board of Trustees of the Board of              12/07 at 102.00         AAA           4,201,440
                 Education of the City of Chicago, Illinois, Unlimited Tax General
                 Obligation Bonds (Dedicated Tax Revenues), Series 1997,
                 5.750%, 12/01/20

       12,500   Chicago School Reform Board of Trustees of the Board of              12/07 at 102.00         AAA          12,346,875
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds (Dedicated Tax Revenues),
                 Series 1997A, 5.250%, 12/01/27

        5,000   City of Chicago, Illinois, Chicago O'Hare International Airport,        No Opt. Call         N/R           2,655,900
                 Special Facility Revenue Bonds (United Air Lines, Inc. Project),
                 Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax)
                 (Mandatory put 5/01/13)

        5,000   City of Chicago, Illinois, Chicago O'Hare International Airport,      1/11 at 101.00         AAA           4,883,650
                 Second Lien Passenger Facility Charge Revenue Bonds,
                 Series 2001A, 5.375%, 1/01/32

        5,000   City of Chicago, Illinois, Second Lien Wastewater Transmission        1/08 at 102.00         AAA           4,937,150
                 Revenue Bonds, Series 1997, 5.250%, 1/01/28

       10,115   Illinois Health Facilities Authority, Revenue Refunding Bonds,       11/06 at 102.00         AAA          10,761,045
                 Series 1996A (Rush-Presbyterian-St. Luke's Medical Center
                 Obligated Group), 6.250%, 11/15/20

        6,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,        2/07 at 102.00          A-           5,912,340
                 Series 1996B (Sarah Bush Lincoln Health Center),
                 5.750%, 2/15/22

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1999A:
       12,455    5.500%, 12/15/24                                                    12/09 at 101.00         AAA          12,739,099
       10,000    5.250%, 12/15/28                                                    12/09 at 101.00         AAA           9,838,700

        2,500   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA           3,136,825
                 McHenry and Will Counties, Illinois, General Obligation
                 Bonds, Series 1990A, 7.200%, 11/01/20


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.9%

        7,425   Fort Wayne International Airport Building Corporation, Fort           1/04 at 101.00         Aa3           7,535,781
                 Wayne, Indiana, Airport Improvement Bonds, Series 1994,
                 5.900%, 1/01/14 (Alternative Minimum Tax)

        5,205   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA           5,241,747
                 Bonds (Clarian Health Obligated Group), Series 2000A,
                 5.500%, 2/15/30

        9,000   Indiana Health Facility Financing Authority, Hospital Revenue         5/06 at 102.00         AAA           9,197,280
                 Refunding and Improvement Bonds, Series 1995 (Community
                 Hospitals Projects), 5.700%, 5/15/22

        6,075   LaGrange County Jail Building Corporation, Indiana, First            10/09 at 101.00          A3           6,098,571
                 Mortgage Jail Bonds, Series 1998, 5.400%, 10/01/21

        3,215   Mooresville Consolidated School Building Corporation, Morgan          1/04 at 102.00      N/R***           3,485,060
                 County, Indiana, First Mortgage Bonds, Series 1994B,
                 6.400%, 7/15/15 (Pre-refunded to 1/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.0%

        3,135   Iowa Finance Authority, Single Family Mortgage Bonds,                 1/05 at 102.00         AAA           3,264,632
                 1995 Series C, 6.450%, 1/01/24

        3,500   City of Marshalltown, Iowa, Pollution Control Revenue                11/03 at 102.00         AAA           3,526,005
                 Refunding Bonds (Iowa Electric Light and Power Company
                 Project), Series 1993, 5.500%, 11/01/23

        7,500   Tobacco Settlement Authority, Iowa, Tobacco Settlement                6/11 at 101.00          A1           6,509,175
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.1%

$         950   Sedgwick and Shawnee County, Kansas, Single Family                      No Opt. Call         Aaa         $   954,427
                 Mortgage Revenue Bonds (Mortgaged-Backed Securities Program),
                 1997 Series A-1, 5.100%, 12/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.5%

        6,000   Kentucky Economic Development Finance Authority, Revenue              6/08 at 101.00         AA-           5,634,180
                 Refunding and Improvement Bonds (Catholic Health
                 Initiatives), Series 1998A, 5.000%, 12/01/27

        5,500   Louisville and Jefferson County Metropolitan Sewer District,          5/07 at 101.00         AAA           5,517,820
                 Commonwealth of Kentucky, Sewer and Drainage System
                 Revenue Bonds, Series 1997A, 5.250%, 5/15/27

        4,950   Louisville and Jefferson County Metropolitan Sewer District,         11/07 at 101.00         AAA           4,951,386
                 Commonwealth of Kentucky, Sewer and Drainage System
                 Revenue Bonds, Series 1997B, 5.200%, 5/15/25


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 5.2%

       13,500   Parish of De Soto, State of Louisiana, Pollution Control Revenue      9/09 at 102.00         AAA          14,325,120
                 Refunding Bonds (Cleco Utility Group, Inc. Project),
                 Series 1999, 5.875%, 9/01/29

        1,145   Parish of Jefferson Home Mortgage Authority, Louisiana,                 No Opt. Call         AAA           1,179,671
                 Agency Mortgage-Backed Securities, Series 1995A,
                 5.900%, 12/01/16 (Alternative Minimum Tax)

       10,000   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB          12,594,000
                 Revenue Bonds (Comm-Care Corporation Project),
                 Series 1994, 11.000%, 2/01/14

        6,000   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00          A1           5,492,880
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.8%

        2,250   Massachusetts Health and Educational Facilities Authority,            1/09 at 101.00         AAA           2,147,220
                 Revenue Bonds (UMass Memorial Health), Issue A,
                 5.000%, 7/01/28

       10,065   Massachusetts Housing Finance Agency, Single Family Housing          12/09 at 100.00         AAA          10,679,569
                 Revenue Bonds, Series 77, 5.950%, 6/01/25 (Alternative
                 Minimum Tax)

        5,170   Massachusetts Housing Finance Agency, Single Family Housing          12/09 at 100.00         AAA           5,296,355
                 Revenue Bonds, Series 79, 5.950%, 12/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.0%

        3,275   Michigan State Hospital Finance Authority, Revenue and                8/03 at 102.00        BBB-           3,194,402
                 Refunding Bonds (The Detroit Medical Center Obligated
                 Group), Series 1993A, 6.500%, 8/15/18

                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds (The Detroit Medical Center Obligated Group), Series
                1998A:
        1,000    5.250%, 8/15/23                                                      8/08 at 101.00        BBB-             816,310
        3,000    5.250%, 8/15/28                                                      8/08 at 101.00        BBB-           2,384,580


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 3.4%

        5,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA           4,988,400
                 Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/32

        3,035   Minneapolis Community Development Agency, Minnesota,                  6/02 at 100.00          A-           3,050,479
                 Limited Tax Supported Development Revenue Bonds (Common Bond
                 Fund), Series 1988-1, 8.750%, 12/01/17 (Alternative Minimum Tax)

        9,155   Minnesota Housing Finance Agency, Single Family Mortgage              7/09 at 100.00         AA+           9,675,828
                 Bonds, 2000 Series C, 5.550%, 7/01/24 (Alternative Minimum Tax)

        4,000   Minnesota Housing Finance Agency, Single Family Mortgage              1/10 at 100.00         AA+           4,213,040
                 Revenue Bonds, 2000 Series J, 5.400%, 1/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 2.0%

                Coahoma-Clarksdale Housing Development Corporation, Mississippi,
                1990 Multifamily Mortgage Revenue Refunding Bonds (Gooden
                Estates and McLaurin Arms Project):
        2,215    8.000%, 8/01/24                                                      8/03 at 100.00         AAA           2,258,547
        2,755    8.000%, 8/01/24                                                      8/03 at 100.00         AAA           2,809,163

        1,515   Greenwood-Leflore Housing Development Corporation,                    8/02 at 100.00           A           1,522,484
                 Mississippi, 1990 Multifamily Mortgage Revenue Refunding
                 Bonds (Ivory Apartment Project), Series D, 7.950%, 2/01/22

        2,505   Greenwood-Leflore Housing Development Corporation,                    8/02 at 100.00          AA           2,516,172
                 Mississippi, 1990 Multifamily Mortgage Revenue Refunding
                 Bonds (Bishop Apartment Project), Series B, 7.950%, 8/01/22

                                       27

                Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI (continued)

$       2,555   Greenwood-Leflore Housing Development Corporation,                    6/02 at 100.00          AA         $ 2,558,756
                 Mississippi, 1990 Multifamily Mortgage Revenue Refunding Bonds
                 (Jones Apartment Projects), Series C, 7.950%, 8/01/22

        1,600   Greenwood-Leflore Housing Development Corporation,                    9/02 at 100.00          AA           1,609,648
                 Mississippi, 1990 Multifamily Mortgage Revenue Refunding Bonds
                 (McNeace Apartment Projects), Series A, 7.950%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.4%

        2,105   Missouri Housing Development Commission, Single Family                9/09 at 102.00         AAA           2,291,250
                 Mortgage Revenue Bonds  (Home Ownership Loan Program),
                 2000 Series A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 3.5%

       14,505   Montana Board of Housing, Single Family Program Bonds,               12/05 at 102.00         AA+          15,041,540
                 1995 Series B (Federally Insured or Guaranteed Mortgage
                 Loan), 6.400%, 12/01/27 (Alternative Minimum Tax)

        7,210   Montana Board of Housing, Single Family Program Bonds,                6/07 at 101.50         AA+           7,450,381
                 1997 Series A, 6.050%, 12/01/37


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.1%

        7,310   Clark County, Nevada, General Obligation Limited Tax Bond             7/10 at 100.00          AA           7,564,534
                 Bank Bonds, Series 2000 (Additionally Secured by Pledged
                 Revenues), 5.500%, 7/01/19

        7,500   Clark County, Nevada, Airport System Subordinate Lien                 7/10 at 101.00         AAA           8,593,200
                 Revenue Bonds, Series 1999A, 6.000%, 7/01/29
                 (Pre-refunded to 7/01/10)

        7,000   Director of the State of Nevada, Department of Business and           1/10 at 100.00         AAA           6,932,380
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40

        3,820   Nevada Housing Division, Senior Single Family Mortgage                4/07 at 102.00         Aaa           3,839,253
                 Bonds, 1997 Series C-2, 5.750%, 4/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.0%

        2,750   Business Finance Authority of the State of New Hampshire,            12/04 at 102.00         AAA           2,890,773
                 Water Facility Revenue Bonds (Pennichuck Water Works,
                 Inc.), Series A, 1994 Issue, 6.350%, 12/01/19

        1,550   Business Finance Authority of the State of New Hampshire,            12/04 at 102.00         AAA           1,636,320
                 Water Facility Revenue Bonds (Pennichuck Water Works,
                 Inc.), Series B, 6.450%, 12/01/16 (Alternative Minimum Tax)

        2,120   New Hampshire Housing Finance Authority, Single Family                7/02 at 100.00         Aa3           2,123,646
                 Residential Mortgage Bonds, 1989 Series A, 7.900%, 7/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.1%

        7,500   City of Farmington, New Mexico, Pollution Control Revenue             4/06 at 101.00        BBB-           7,315,500
                 Refunding Bonds, Series 1997B (Public Service Company of
                 New Mexico - San Juan Project), 5.800%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 15.3%

                County of Nassau, New York, General Obligations, Serial
                General Improvement Bonds, Series F:
        3,980    7.000%, 3/01/11                                                      3/10 at 100.00         AAA           4,739,225
        4,070    7.000%, 3/01/12                                                      3/10 at 100.00         AAA           4,834,387
        3,925    7.000%, 3/01/15                                                      3/10 at 100.00         AAA           4,636,249

                The City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series G:
           95    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                         10/07 at 101.00         Aaa             109,502
        9,905    6.000%, 10/15/26                                                    10/07 at 101.00           A          10,397,675

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series B:
        6,515    9.500%, 6/01/03                                                        No Opt. Call        A***           7,037,177
        1,485    9.500%, 6/01/03                                                        No Opt. Call           A           1,597,103

        7,435   The City of New York, New York, General Obligation Bonds,             5/10 at 101.00           A           7,736,787
                 Fiscal 2000 Series E, 5.750%, 5/15/20

        9,750   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          10,222,778
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.750%, 6/15/31

        5,000   New York City Municipal Water Finance Authority, New York,            6/07 at 101.00         AAA           5,196,750
                 Water and Sewer System Revenue Bonds, Fiscal 1997 Series B,
                 5.750%, 6/15/29

       10,000   New York City Transitional Finance Authority, New York, Future        5/10 at 101.00         AA+          10,781,000
                 Tax Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/29


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       7,975   New York City Industrial Development Agency, New York,               12/08 at 102.00        BBB-         $ 6,154,547
                 Special Facility Revenue Bonds (1998 British Airways PLC Project),
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        3,655   Dormitory Authority of the State of New York, State University        5/08 at 101.00         AA-           3,564,319
                 Educational Facilities Revenue Bonds, Series 1997, 5.125%, 5/15/27

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1997B:
           45    5.625%, 2/15/21 (Pre-refunded to 2/15/07)                            2/07 at 102.00      AA-***              50,841
        7,315    5.625%, 2/15/21                                                      2/07 at 102.00         AA-           7,471,468

        9,495   State of New York Mortgage Agency, Homeowner Mortgage                 4/10 at 100.00         Aa1           9,854,291
                 Revenue Bonds, Series 94, 5.800%, 10/01/20 (Alternative
                 Minimum Tax)

        5,000   New York State Urban Development Corporation, Correctional            1/09 at 101.00         AAA           5,352,850
                 Facilities Service Contract Revenue Bonds, Series C,
                 6.000%, 1/01/29


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 6.6%

       10,540   North Carolina Eastern Municipal Power Agency, Power System           1/03 at 100.00         AAA          10,580,052
                 Revenue Bonds, Refunding Series  1993B, 5.500%, 1/01/17

       10,920   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          11,333,431
                 Revenue Bonds, Series 7A (1998 Trust Agreement),
                 6.250%, 1/01/29 (Alternative Minimum Tax)

       12,385   North Carolina Housing Finance Agency, Home Ownership                 1/10 at 100.00          AA          13,150,145
                 Revenue Bonds, Series 8A (1998 Trust Agreement),
                 5.950%, 1/01/27 (Alternative Minimum Tax)

        6,000   North Carolina Housing Finance Agency, Home Ownership                 1/10 at 100.00          AA           6,119,940
                 Revenue Bonds, Series 9A (1998 Trust Agreement),
                 5.875%, 7/01/31 (Alternative Minimum Tax)

        1,745   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA           1,704,237
                 Program Bonds, Series 10A (1998 Trust Agreement),
                 5.400%, 7/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.0%

        6,470   North Dakota Housing Finance Agency, Home Mortgage Finance            7/08 at 102.00         Aaa           6,326,690
                 Program Bonds (Housing Finance Program), 1998 Series B,
                 5.500%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 6.0%

        5,000   Akron, Bath and Copley Joint Township Hospital District, Ohio,       11/09 at 101.00        Baa1           4,550,350
                 Hospital Facilities Revenue Bonds, Series 1998A (Summa
                 Health System Project), 5.375%, 11/15/18

        6,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds (University          7/09 at 101.00         AAA           6,118,860
                 Hospitals Health System, Inc.), Series 1999, 5.500%, 1/15/30

                County of Montgomery, Ohio, Hospital Facilities Revenue Bonds,
                Series 1999 (Kettering Medical Center Network Obligated Group):
        7,840    6.750%, 4/01/18                                                      4/10 at 101.00        BBB+           8,254,893
        5,000    6.750%, 4/01/22                                                      4/10 at 101.00        BBB+           5,239,950

        4,000   Ohio Housing Finance Agency, Residential Mortgage Revenue             8/10 at 100.00         Aaa           4,203,800
                 Bonds, 2000 Series D  (Mortgage-Backed Securities
                 Program), 5.450%, 9/01/31 (Alternative Minimum Tax)

       10,000   Ohio Air Quality Development Authority, State of Ohio, Pollution     12/04 at 100.00        Baa2          10,333,300
                 Control Revenue Refunding  Bonds, Series 1999-C (Ohio Edison
                 Company Project), 5.800%, 6/01/16 (Mandatory put 12/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.8%

       10,480   Central Oklahoma Transportation and Parking Authority,                7/06 at 100.00         AAA          10,661,514
                 Oklahoma City, Oklahoma, Parking System Revenue and
                 Refunding Bonds, Series 1996, 5.250%, 7/01/16

        5,000   Oklahoma Industries Authority, Health System Revenue and              8/09 at 101.00         AAA           5,172,250
                 Refunding Bonds (Obligated Group consisting of INTEGRIS Baptist
                 Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
                 Corporation and INTEGRIS Rural Health, Inc.), Revenue
                 Refunding Bonds, Series 1999A, 5.750%, 8/15/29

       10,000   Trustees of the Tulsa, Oklahoma, Municipal Airport Trust,            12/08 at 100.00          BB           9,017,700
                 Revenue Bonds, Refunding Series 2001B (American
                 Airlines, Inc.), 5.650%, 12/01/35 (Mandatory put 12/01/08)


                                       29

                Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 2.8%

$       3,500   Pennsylvania Housing Finance Agency, Rental Housing                   7/03 at 102.00         AAA         $ 3,574,795
                 Refunding Bonds, Issue 1993,  5.800%, 7/01/18

        2,500   The School District of Philadelphia, Pennsylvania, General            2/12 at 100.00         AAA           2,551,800
                 Obligation Bonds, Series 2002A, 5.500%, 2/01/31

        4,405   Venango Housing Corporation, Pennsylvania, Multifamily                2/03 at 100.00         AAA           4,452,750
                 Mortgage Revenue Refunding Bonds (FHA-Insured Mortgage -
                 Evergreen Arbors Project), 1990 Series A, 8.000%, 2/01/24

        6,750   Washington County Authority, Washington County, Pennsylvania,           No Opt. Call         AAA           7,497,563
                 Capital Funding Revenue Bonds (Capital Projects and
                 Equipment Acquisition Program), Series of 1999,
                 6.150%, 12/01/29


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.7%

                The Housing Authority of the City of Providence, Rhode Island,
                Multifamily Mortgage Revenue Bonds (FHA-Insured Mortgage Loan -
                Cathedral Square Apartments II Project), 1992 Series:
          435    7.375%, 4/01/10 (Alternative Minimum Tax)                            4/07 at 100.00         AAA             457,128
        1,060    7.400%, 4/01/20 (Alternative Minimum Tax)                            4/07 at 100.00         AAA           1,113,975
        3,050    7.500%, 10/01/32 (Alternative Minimum Tax)                           4/07 at 100.00         AAA           3,205,855

       12,250   Rhode Island Health and Educational Building Corporation,             5/07 at 102.00         AAA          12,664,540
                 Hospital Financing Revenue Bonds (Lifespan Obligated
                 Group Issue), Series 1996, 5.500%, 5/15/16


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.4%

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-          10,606,000
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20

        4,250   Piedmont Municipal Power Agency, South Carolina, Electric             1/09 at 101.00        BBB-           3,892,320
                 Revenue Bonds, 1999A Refunding Series, 5.250%, 1/01/21

        7,500   Tobacco Settlement Revenue Management Authority, South                5/11 at 101.00          A1           7,538,325
                 Carolina, Tobacco Settlement  Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 3.9%

        5,000   Knox County Health, Educational and Housing Facilities Board,         4/12 at 101.00        Baa2           5,011,450
                 Tennessee, Hospital Facilities Revenue Bonds (Baptist
                 Health System of East Tennessee), Series 2002,
                 6.500%, 4/15/31

        2,250   The Metropolitan Government of Nashville and Davidson                 5/11 at 100.00          AA           2,210,265
                 County, Tennessee, Electric System Revenue Bonds,
                 Series 2001A, 5.125%, 5/15/26

       14,385   The Health and Educational Facilities Board of the Metropolitan      11/09 at 101.00         AAA          15,013,193
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds (Ascension Health Credit Group), Series 1999A,
                 5.875%, 11/15/28

        3,035   Tennessee Housing Development Agency, Mortgage Finance                7/04 at 102.00          AA           3,146,536
                 Program Bonds, 1994 Series A, 6.900%, 7/01/25 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.7%

        5,000   Brazos River Authority, Texas, Pollution Control Revenue              5/08 at 102.00         AAA           5,518,450
                 Refunding Bonds (Texas Utilities Electric Company Project),
                 Series 1998A, 5.550%, 5/01/33 (Alternative Minimum Tax)
                 (Pre-refunded to 5/01/08)

        5,000   Brazos River Authority, Texas, Pollution Control Revenue              4/08 at 102.00         AAA           5,513,150
                 Refunding Bonds (Texas Utilities Electric Company Project),
                 Series 1995C, 5.550%, 6/01/30 (Alternative Minimum Tax)
                 (Pre-refunded to 4/01/08)

        5,000   Brazos River Authority, Texas, Pollution Control Revenue                No Opt. Call        BBB+           5,025,400
                 Refunding Bonds (Texas Utilities Electric Company Project),
                 Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11)

        6,000   Brazos River Authority, Texas, Revenue Refunding Bonds                  No Opt. Call         AAA           5,950,260
                 (Houston Lighting and Power Company Project), Series 1998,
                 5.050%, 11/01/18 (Alternative Minimum Tax)

        4,925   The Cameron County Housing Finance Corporation, Texas,                9/02 at 103.00         AAA           5,027,194
                 Single Family Mortgage Revenue Refunding Bonds (GNMA
                 and FNMA Mortgage-Backed Securities Program), Series 1992,
                  6.750%, 3/01/26

        3,000   El Paso Housing Finance Corporation, Texas, Multifamily               7/02 at 101.00         AAA           3,031,470
                 Housing Revenue Refunding Bonds (Las Flores Development
                 Company Project), Series 1990A, 7.500%, 3/20/25

        8,400   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal            4/09 at 101.00         BBB           7,912,548
                 Revenue Bonds (Valero Energy Corporation Project),
                 Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$       4,000   Harris County Health Facilities Development Corporation,             10/09 at 101.00          AA         $ 3,807,480
                 Texas, Hospital Revenue Bonds (Texas Children's Hospital
                 Project), Series 1999A, 5.250%, 10/01/29

       10,000   Harris County Health Facilities Development Corporation,              5/06 at 102.00         AAA          10,523,100
                 Texas, Special Facilities Revenue Bonds (Texas Medical
                 Center Project), Series 1996, 5.900%, 5/15/16

       12,500   City of Houston, Texas, Airport System Subordinate Lien               7/10 at 100.00         AAA          12,584,750
                 Revenue Bonds, Series 2000B, 5.500%, 7/01/30

                City of Houston, Texas, Water Conveyance System Contract,
                Certificates of Participation, Series 1993 A-J:
        5,490    6.800%, 12/15/10                                                       No Opt. Call         AAA           6,490,443
        2,000    6.800%, 12/15/11                                                       No Opt. Call         AAA           2,379,960

       16,305   Matagorda County, Texas, Revenue Refunding Bonds (Reliant             5/09 at 101.00        Baa1          15,840,144
                 Energy Project), Series 1999B, 5.950%, 5/01/30

        4,000   State of Texas, General Obligation Bonds, Water Financial             8/09 at 100.00         Aa1           4,053,800
                 Assistance Bonds, Series 1999C (State Participation Program),
                 5.500%, 8/01/35

        6,500   Travis County Health Facilities Development Corporation, Texas,      11/09 at 101.00         AAA           6,756,165
                 Revenue Bonds (Ascension Health Credit Group), Series 1999A,
                 5.875%, 11/15/24

                The Wood Glen Housing Finance Corporation, Texas, Mortgage
                Revenue Refunding Bonds, Series 1990 (FHA-Insured Mortgage Loan
                - Section 8 Assisted Copperwood II Project):
          245    7.625%, 1/01/10                                                      7/02 at 101.00         AAA             248,214
          460    7.625%, 1/01/10                                                      7/02 at 101.00         AAA             466,031
        1,250    7.650%, 7/01/23                                                      7/02 at 101.00         AAA           1,266,425


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.0%

        6,380   Capital Region Airport Commission, Richmond, Virginia, Airport        7/05 at 102.00         AAA           6,566,487
                 Revenue Bonds (International Airport Projects), Series 1995A,
                 5.625%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 14.8%

        8,810   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA           8,856,693
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax)

       10,730   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA          10,864,018
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001C Refunding, 5.650%, 7/01/32

       10,730   Sumner School District No. 320 of Pierce County, Washington,         12/10 at 100.00         Aaa          11,953,542
                 Unlimited Tax General Obligation Bonds, Series 2000,
                 6.250%, 12/01/17

       10,550   Port of Seattle, Washington, Limited Tax General Obligation          12/10 at 100.00         AA+          10,818,709
                 Bonds, 2000 Series B, 5.750%, 12/01/25 (Alternative
                 Minimum Tax)

        5,315   Port of Seattle, Washington, Revenue Bonds, Series 2000B,               No Opt. Call         AAA           5,840,600
                 6.000%, 2/01/10 (Alternative Minimum Tax)

       19,295   Port of Seattle, Washington, Special Facility Revenue Bonds           3/10 at 101.00         AAA          20,565,769
                 (Terminal 18 Project), Series 1999A, 6.000%, 9/01/29

        5,000   Port of Seattle, Washington, Special Facility Revenue Bonds           3/10 at 101.00         AAA           5,311,000
                 (Terminal 18 Project), Series 1999B, 6.000%, 9/01/20
                 (Alternative Minimum Tax)

        8,800   Washington Health Care Facilities Authority, Revenue Bonds,          10/08 at 101.00         Aaa           8,364,224
                 Series 1998 (Children's Hospital and Regional Medical
                 Center), 5.000%, 10/01/28

        5,000   Washington Health Care Facilities Authority, Revenue Bonds,          12/09 at 101.00         AAA           5,061,450
                 Series 1999 (Providence Services), 5.375%, 12/01/19

        8,750   Washington Public Power Supply System, Refunding Revenue              7/08 at 102.00         Aa1           8,711,323
                 Bonds (Nuclear Project No. 3), Series 1998A, 5.125%, 7/01/18


                                       31

                Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 6.7%

$       5,000   Madison, Wisconsin, Industrial Development Revenue                    4/12 at 100.00         AA-         $ 4,953,900
                 Refunding Bonds (Madison Gas and Electric Company),
                 Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

        3,000   Southeast Wisconsin Professional Baseball Park District, Sales          No Opt. Call         AAA           3,201,480
                 Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19

        4,625   Wisconsin Housing and Economic Development Authority,                 3/10 at 100.00          AA           4,872,990
                 Home Ownership Revenue Bonds, 2000 Series B,
                 5.750%, 3/01/22 (Alternative Minimum Tax)

                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds, Series 1996 (Aurora Medical Group, Inc. Project):
       10,000    5.600%, 11/15/16                                                     5/06 at 102.00         AAA          10,353,000
       20,000    5.750%, 11/15/25                                                     5/06 at 102.00         AAA          20,485,400
------------------------------------------------------------------------------------------------------------------------------------
$     963,035   Total Investments (cost $952,028,553) - 152.8%                                                           992,884,036
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      15,175,758
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.1)%                                                       (358,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $650,059,794
                ====================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       32


                Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
                Portfolio of
                       INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 1.3%

$       5,000   State of Arizona, Arizona, Transportation Board Highway               7/11 at 100.00         AAA         $ 5,107,300
                 Revenue Bonds, Series 2001, 5.250%, 7/01/20

        1,725   The Industrial Development Authority of the County of Maricopa,       7/10 at 102.00        Baa3           1,736,765
                 Arizona, Education Revenue Bonds (Arizona Charter Schools
                 Project I), Series 2000A, 6.750%, 7/01/29

        1,520   The Industrial Development Authority of the County of Pima,           5/07 at 105.85         AAA           1,702,598
                 Arizona, Single Family Mortgage Revenue Bonds, Series
                 1997A, 7.100%, 11/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.8%

        5,000   Arkansas Development Finance Authority, Hospital Revenue              2/10 at 100.00        BBB-           5,253,900
                 Bonds (Washington Regional Medical Center), Series 2000,
                 7.000%, 2/01/15


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 6.8%

        8,745   Bell Community Redevelopment Agency, California, 1994 Tax            11/03 at 102.00         AAA           9,381,898
                 Allocation Refunding Bonds (Bell Redevelopment Area),
                 6.350%, 11/01/23

        2,810   California Health Facilities Financing Authority, Kaiser              5/03 at 102.00           A           2,805,476
                 Permanente Revenue Bonds, 1993 Series C, 5.600%, 5/01/33

        2,500   Community Redevelopment Agency of the City of Los Angeles,            7/02 at 100.00      BBB***           2,528,100
                 California, Tax Allocation Refunding Bonds (Central Business
                 District Redevelopment Project), Series G, 6.750%, 7/01/10

                Department of Water and Power of the City of Los Angeles,
                California, Electric Plant Revenue Bonds, Second Issue of 1993:
          490    4.750%, 10/15/20                                                    10/03 at 102.00      Aa3***             477,931
        5,510    4.750%, 10/15/20                                                    10/03 at 102.00         Aaa           5,477,105

          995   Department of Water and Power of the City of Los Angeles,             2/04 at 102.00       A+***           1,001,995
                 California, Electric Plant Revenue Bonds, Issue of 1994,
                 5.375%, 2/15/34

                County of Orange, California, 1996 Recovery Certificates of
                Participation, Series A:
       13,000    5.875%, 7/01/19                                                      7/06 at 102.00         AAA          13,983,060
          180    6.000%, 7/01/26                                                      7/06 at 102.00         AAA             199,206

        5,870   Sacramento Municipal Utility District, California, Electric           9/03 at 100.00         AAA           5,601,565
                 Revenue Refunding Bonds, 1993 Series G, 4.750%, 9/01/21

        5,000   San Joaquin Hills Transportation Corridor Agency, California,         1/14 at 102.00         AAA           4,004,800
                 Toll Road Refunding Revenue Bonds, Series 1997A,
                 0.000%, 1/15/17


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.6%

        3,000   City and County of Broomfield Building Corporation, Colorado,        12/09 at 100.00         AAA           3,153,000
                 Master Facilities Lease Purchase  Agreement, Certificates of
                 Participation, Series 1999, 5.750%, 12/01/24

        6,000   Broomfield, Colorado, Sales and Use Tax Refunding and                12/12 at 100.00         Aaa           6,246,480
                 Improvement Revenue Bonds, Series 2002A, 5.500%, 12/01/22

        2,785   City and County of Denver, Colorado, Airport System Revenue          11/02 at 102.00           A           2,896,929
                 Bonds, Series 1992B, 7.250%, 11/15/23 (Alternative Minimum Tax)

        6,020   City and County of Denver, Colorado, Airport System Revenue          11/02 at 102.00           A           6,245,870
                 Bonds, Series 1992C, 6.750%, 11/15/22 (Alternative Minimum Tax)

       11,465   City and County of Denver, Colorado, Airport System Revenue          11/10 at 100.00         AAA          12,257,919
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/18 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.5%

        5,525   Miami-Dade County Industrial Development Authority, Florida,            No Opt. Call         N/R           3,048,916
                 Special Facilities Revenue Bonds (United Air Lines, Inc. Project),
                 Series 2000, 6.050%, 3/01/35 (Alternative Minimum Tax)
                 (Mandatory put 3/01/10)


                                       33


                Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)

                Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 5.9%

$      15,000   City of Atlanta, Georgia, Airport General Revenue and Refunding       1/10 at 101.00         AAA         $15,467,550
                 Bonds, Series 2000A, 5.600%, 1/01/30

       14,000   Fulton County Facilities Corporation, Fulton County, Georgia,        11/10 at 101.00         AAA          14,696,080
                 Certificates of Participation (Public Purpose Project),
                 Series 1999, 5.500%, 11/01/18

        8,000   State of Georgia, General Obligation Bonds, 1995 Series C,              No Opt. Call         AAA           9,524,000
                 7.250%, 7/01/08


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.3%

        6,500   City of Chicago, Illinois, Gas Supply Refunding Revenue Bonds,        6/05 at 102.00         Aa2           6,816,290
                 1995 Series A (The Peoples Gas Light and Coke Company
                 Project), 6.100%, 6/01/25

        5,250   City of Chicago, Illinois, Chicago Midway Airport, Revenue            1/09 at 101.00         AAA           4,973,693
                 Bonds, Series 1998B, 5.000%, 1/01/28
        4,000   Community College District No. 508, Cook County, Illinois,              No Opt. Call         AAA           4,736,640
                 Certificates of Participation, 8.750%, 1/01/06

        5,210   Illinois Housing Development Authority, Section 8 Elderly             1/03 at 102.00           A           5,326,131
                 Housing Revenue Bonds (Garden House of River Oaks West
                 Development), Series 1992A, 6.875%, 1/01/20

        1,155   Illinois Housing Development Authority, Section 8 Elderly             3/03 at 102.00           A           1,192,942
                 Housing Revenue Bonds (Village Center Development),
                 Series 1992C, 6.600%, 3/01/07

       38,645   State of Illinois, General Obligation Bonds, Illinois FIRST,          4/10 at 100.00         AAA          39,425,629
                 Series of April 2000, 5.500%, 4/01/25

          645   City of Peoria, Peoria County, City of Pekin, Tazewell and Peoria     8/02 at 101.00          AA             655,249
                 Counties and City of Waukegan, Lake County, Illinois, Jointly,
                 GNMA Collateralized Mortgage Revenue Bonds, Series 1990,
                 7.875%, 8/01/22 (Alternative Minimum Tax)

                Regional Transportation Authority of Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation Bonds,
                Series 2000A:
        5,575    5.750%, 7/01/10                                                        No Opt. Call         AAA           6,185,295
        5,650    6.000%, 7/01/11                                                        No Opt. Call         AAA           6,414,671


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.3%

        3,695   Indiana Educational Facilities Authority, Educational Facilities      2/11 at 100.00         AAA           3,762,729
                 Revenue Bonds, Series 2001 (Butler University Project),
                 5.500%, 2/01/26

       20,695   Indianapolis Airport Authority, Indiana, Specialty Facility          11/05 at 102.00          B+          14,067,840
                 Revenue Bonds, Series 1995A (United Air Lines, Inc. - Indianapolis
                 Maintenance Center Project), 6.500%, 11/15/31 (Alternative
                 Minimum Tax)

        3,750   The Indianapolis Local Public Improvement Bond Bank,                  2/03 at 102.00          AA           3,947,813
                 Indiana, Series 1992D Bonds, 6.750%, 2/01/20


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.6%

        4,215   Iowa Finance Authority, Solid Waste Disposal Revenue Bonds,             No Opt. Call         N/R           3,735,164
                 Series 1997 (IPSCO Project), 6.000%, 6/01/27 (Alternative
                 Minimum Tax) (Mandatory put 6/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.6%

                Jefferson County School District Finance Corporation, Kentucky,
                School Building Revenue Bonds, Series 2000A:
        3,045    5.250%, 7/01/17                                                      1/10 at 101.00         AAA           3,146,216
        7,490    5.250%, 7/01/20                                                      1/10 at 101.00         AAA           7,617,255


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.5%

        9,500   Department of Transportation, State of Maryland, County                 No Opt. Call          AA          10,368,585
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 6.2%

       19,150   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA          19,154,788
                  Bonds, 2000 Series A, 5.250%, 7/01/30

        5,400   Massachusetts Health and Educational Facilities Authority,            7/02 at 102.00         AAA           5,540,778
                 Revenue Bonds (New England Medical Center Hospitals
                 Issue), Series F, 6.625%, 7/01/25

       10,000   Massachusetts Water Resources Authority, General Revenue              8/10 at 101.00         AAA          10,488,200
                 Bonds, 2000 Series A, 5.750%, 8/01/39

        6,195   University of Massachusetts Building Authority, Facilities           11/10 at 100.00         AAA           6,144,821
                 Revenue Bonds (Commonwealth Guaranteed), Senior
                 Series 2000A, 5.125%, 11/01/25


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 2.3%

$       6,635   City of Detroit, Michigan, Water Supply System Revenue                7/11 at 101.00         AAA         $ 7,002,977
                  Bonds (Senior Lien), 2001 Series A,  5.750%, 7/01/28

        8,500   Michigan Strategic Fund, Limited Obligation Revenue Bonds            12/02 at 102.00         BBB           8,685,810
                 (Waste Management, Inc. Project), Series 1992,
                 6.625%, 12/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 8.2%

       13,675   State of Minnesota, General Obligation Bonds, Series 2000,           11/10 at 100.00         AAA          14,114,241
                 5.125%, 11/01/16

        5,000   Minnesota Housing Finance Agency, Single Family Mortgage              1/11 at 101.00         AA+           5,192,250
                 Bonds, 1998 Series H-2 Remarketed, 6.050%, 7/01/31
                 (Alternative Minimum Tax)

       30,000   Minnesota Agricultural and Economic Development Board,               11/10 at 101.00           A          31,238,400
                 Health Care System Revenue Bonds, Series 2000A
                 (Fairview Health Services), 6.375%, 11/15/29

        3,535   The Housing and Redevelopment Authority of the City of St.           11/15 at 103.00         AAA           4,276,997
                 Paul, Minnesota, Sales Tax Revenue Refunding Bonds
                 (Civic Center Project), Series 1996, 7.100%, 11/01/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.5%

        5,900   Mississippi Business Finance Corporation, Pollution Control          10/03 at 102.00        BBB-           5,659,280
                 Revenue Refunding Bonds (System Energy Resources, Inc.
                 Project), Series 1998, 5.875%, 4/01/22

        4,035   Mississippi Home Corporation, Single Family Mortgage                  7/07 at 105.00         Aaa           4,265,883
                 Revenue Bonds, Series 1997D, Class 5,  6.750%, 7/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.1%

       21,000   Director of the State of Nevada, Department of Business and           1/10 at 100.00         AAA          20,797,140
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.7%

          875   Pollution Control Financing Authority of Camden County, New           6/02 at 102.00          B2             873,434
                 Jersey, Solid Waste Disposal and Resource Recovery System
                 Revenue Bonds, Series 1991D, 7.250%, 12/01/10

       21,000   New Jersey Transportation Trust Fund Authority, Transportation        6/10 at 100.00       AA***          23,581,110
                 System Bonds, 2000 Series B, 5.750%, 6/15/17 (Pre-refunded to 6/15/10)


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.4%

        3,430   New Mexico Mortgage Finance Authority, Single Family                  9/02 at 100.00         AAA           3,453,015
                 Mortgage Program Senior Bonds, 1990 Series A (Federally
                 Insured or Guaranteed Mortgage Loans), 7.800%, 9/01/17

        5,925   New Mexico Hospital Equipment Loan Council, Hospital                  8/11 at 101.00          A1           5,893,124
                 Revenue Bonds (Presbyterian Healthcare Services),
                 Series 2001A, 5.500%, 8/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 26.0%

       10,000   Erie County Industrial Development Agency, New York, Solid           12/10 at 103.00         N/R           3,362,500
                 Waste Disposal Facility Revenue Bonds (1998 CanFibre of
                 Lackawanna Project), 9.050%, 12/01/25 (Alternative Minimum Tax)#

       11,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00          A-          11,406,890
                 Tobacco Settlement Asset-Backed Bonds Series A,
                 6.400%, 7/15/33

       21,715   The City of New York, New York, General Obligation Bonds,             3/06 at 101.50           A          22,609,224
                 Fiscal 1996 Series I, 5.875%, 3/15/18

       10,000   The City of New York, New York, General Obligation Bonds,             8/07 at 101.00           A          10,543,400
                  Fiscal 1997 Series H, 6.125%, 8/01/25

        6,750   The City of New York, New York, General Obligation Bonds,             2/05 at 101.00         Aaa           7,551,158
                 Fiscal 1995 Series F, 6.625%, 2/15/25 (Pre-refunded to 2/15/05)

        2,550   New York City Municipal Water Finance Authority, New York,            6/02 at 101.50         AAA           2,597,762
                 Water and Sewer System 1993 Revenue Bonds, Fiscal Series A,
                 5.750%, 6/15/18

       17,870   New York City Transitional Finance Authority, New York, Future        8/09 at 101.00         AA+          18,854,101
                 Tax Secured Bonds, Fiscal 2000 Series A, 5.750%, 8/15/24

       15,000   Dormitory Authority of the State of New York, City University           No Opt. Call          A3          16,097,100
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1990D, 8.750%, 7/01/03

       20,000   Dormitory Authority of the State of New York, Mental Health           2/07 at 102.00         AA-          20,635,800
                 Services Facilities Improvement Revenue Bonds, Series 1997A,
                 5.750%, 2/15/27


                                       35


                Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       4,500   New York State Energy Research and Development Authority,             7/03 at 102.00         AAA         $ 4,584,690
                 Gas Facilities Revenue Bonds, Series C (The Brooklyn Union Gas
                 Company Project), 5.600%, 6/01/25 (Alternative Minimum Tax)

        5,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA           5,673,100
                 Brookdale Hospital Medical Center Secured Hospital Revenue
                 Bonds, 1995 Series A, 6.850%, 2/15/17 (Pre-refunded to 2/15/05)

        4,785   New York State Medical Care Facilities Finance Agency, Health        11/05 at 102.00         Aa1           5,122,343
                 Center Projects Revenue Bonds (Secured Mortgage Program),
                 Series 1995A, 6.375%, 11/15/19

       10,000   The Port Authority of New York and New Jersey, Special Project       12/07 at 102.00         AAA          10,439,300
                 Bonds, Series 6 (JFK International Air Terminal LLC Project),
                 5.750%, 12/01/22 (Alternative Minimum Tax)

        7,000   Triborough Bridge and Tunnel Authority, New York, General             1/10 at 100.00         AA-           7,204,470
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30

       26,500   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,           7/09 at 101.00         Aa2          27,223,715
                 Series 1999-1, 6.250%, 7/15/34


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%

       10,500   North Carolina Eastern Municipal Power Agency, Power                  7/02 at 102.00         BBB          10,741,290
                 System Revenue Bonds, Refunding Series 1991A,
                 6.250%, 1/01/03


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 4.2%

       22,905   City of Fargo, North Dakota, Health System Revenue Bonds              6/10 at 101.00         AAA          23,327,597
                  (MertiCare Obligated Group), Series 2000A, 5.625%, 6/01/31

                North Dakota State Water Commission, Water Development Trust
                Fund, Water Development and Management Program Bonds, 2000
                Series A:
        2,230    5.700%, 8/01/18                                                      8/10 at 100.00         AAA           2,369,152
        2,450    5.750%, 8/01/19                                                      8/10 at 100.00         AAA           2,600,871


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.6%

       16,140   County of Montgomery, Ohio, Hospital Facilities Revenue Bonds,          No Opt. Call        BBB+          17,186,033
                 Series 1999 (Kettering Medical Center Network Obligated
                 Group), 6.300%, 4/01/12


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.5%

        3,300   Trustees of the Tulsa Municipal Airport Trust, Oklahoma,             12/08 at 100.00          BB           3,042,897
                 Revenue Bonds, Refunding Series 2000B, 6.000%, 6/01/35
                 (Alternative Minimum Tax) (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.6%

                City of Portland, Oregon, Water System Revenue Bonds,
                2000 Series A:
        6,780    5.375%, 8/01/18                                                      8/10 at 100.00         Aa1           7,021,504
        3,655    5.500%, 8/01/20                                                      8/10 at 100.00         Aa1           3,790,783


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.4%

        5,000   Delaware County Industrial Development Authority,                     1/08 at 102.00         BBB           5,005,800
                 Pennsylvania, Refunding Revenue Bonds, 1997 Series A
                 (Resource Recovery Facility), 6.200%, 7/01/19

       15,000   Delaware River Port Authority, Pennsylvania, Revenue Refunding          No Opt. Call         AAA          16,206,300
                 Bonds, Series B of 1998, 5.250%, 1/01/08

       15,050   Commonwealth of Pennsylvania, General Obligation Bonds,               9/11 at 101.00          AA          15,679,391
                 Second Series of 2001, 5.000%, 9/15/14

        5,000   Pennsylvania Higher Education Assistance Agency, Capital             12/10 at 100.00         AAA           5,679,900
                 Acquisition Bonds, Series of 2000, 5.875%, 12/15/30
                 (Pre-refunded to 12/15/10)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.0%

       24,730   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-          24,592,996
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22

        3,640   South Carolina Jobs-Economic Development Authority,                   9/02 at 102.00      N/R***           3,782,178
                 Economic Development Revenue Bonds (Carolinas Hospital
                 System Project), Series 1992, 7.550%, 9/01/22
                 (Pre-refunded to 9/01/02)

        2,080   Three Rivers Solid Waste Authority, South Carolina, Solid             1/07 at 102.00         AAA           2,075,570
                 Waste Disposal Facilities Revenue Bonds, Series 1997,
                 5.300%, 1/01/27

       10,000   Tobacco Settlement Revenue Management Authority, South                5/11 at 101.00          A1          10,051,100
                 Carolina, Tobacco Settlement  Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 0.2%

$       1,200   The Health and Educational Facilities Board of the Metropolitan       7/03 at 102.00         N/R         $ 1,078,632
                 Government of Nashville and Davidson County, Tennessee, Revenue
                 Refunding Bonds, Series 1998 (The Blakeford at Green Hills),
                 5.650%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 27.2%

        6,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue   6/02 at 101.00          BB           5,592,240
                 Bonds, Series 1990 (American Airlines, Inc. Project),
                 7.500%, 12/01/29 (Alternative Minimum Tax)

                Arlington Independent School District, Tarrant County, Texas,
                Unlimited Tax Refunding and Improvement Bonds, Series 1995:
        3,710    0.000%, 2/15/12                                                       2/05 at 67.33         Aaa           2,186,897
        3,710    0.000%, 2/15/13                                                       2/05 at 62.94         Aaa           2,039,981

       12,000   City of Austin, Texas, Hotel Occupancy Tax Subordinate Lien          11/09 at 100.00         AAA          12,493,440
                 Revenue Refunding Bonds, Series 1999, 5.800%, 11/15/29

       14,200   Brazos River Authority, Texas, Pollution Control Revenue                No Opt. Call        BBB+          14,272,136
                 Refunding Bonds (Texas Utility Electric Company Project),
                 Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11)

                Brownsville Independent School District, Cameron County, Texas,
                Unlimited Tax School Building Bonds, Series 1999:
        5,015    5.625%, 8/15/25                                                      8/09 at 100.00         AAA           5,147,145
        8,825    5.625%, 8/15/29                                                      8/09 at 100.00         AAA           9,019,944

                Clear Creek Independent School District, Galveston and Harris
                Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                Series 2000:
       17,325    5.400%, 2/15/18                                                      2/10 at 100.00         AAA          17,826,039
       10,000    5.650%, 2/15/19                                                      2/10 at 100.00         AAA          10,461,700
        6,880    5.700%, 2/15/20                                                      2/10 at 100.00         AAA           7,211,960
        8,020    5.700%, 2/15/21                                                      2/10 at 100.00         AAA           8,380,579

        6,000   Dallas-Fort Worth International Airport Facilities Improvement       11/09 at 101.00          BB           4,775,580
                 Corporation, Texas, Revenue Bonds (American Airlines, Inc.),
                 Series 1999,  6.375%, 5/01/35 (Alternative Minimum Tax)

       14,375   Dallas-Fort Worth International Airport Facilities Improvement       11/07 at 100.00          BB          13,408,856
                 Corporation, Texas, Revenue Refunding Bonds (American
                 Airlines, Inc.), Series 2000C, 6.150%, 5/01/29 (Alternative
                 Minimum Tax) (Mandatory put 11/01/07)

       21,500   City of Houston, Texas, Airport System Subordinate Lien               7/10 at 100.00         AAA          21,645,770
                 Revenue Bonds, Series 2000B, 5.500%, 7/01/30

       22,500   City of Houston, Texas, Water and Sewer System Junior Lien           12/10 at 100.00         AAA          22,090,500
                 Revenue Refunding Bonds, Series 2000B, 5.250%, 12/01/30

        1,250   City of Houston, Texas, Water and Sewer System Revenue               12/11 at 100.00         AAA           1,222,563
                 Bonds, Junior Lien Series 2001A  Refunding, 5.000%, 12/01/20

       15,000   San Antonio Independent School District, Bexar County, Texas,         8/09 at 100.00         AAA          16,858,500
                 Unlimited Tax School Building Bonds, Series 1999,
                 5.800%, 8/15/29 (Pre-refunded to 8/15/09)

        4,452   General Services Commission (an Agency of the State of Texas          9/03 at 100.50           A           4,520,993
                 (as Lessee)), Participation Interests, 7.500%, 9/01/22

        3,970   City of Wichita Falls, Texas, Wichita County, Water and Sewer         8/11 at 100.00         AAA           3,880,913
                 System Priority Lien Revenue Bonds, Series 2001, 5.000%, 8/01/21


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.2%

        1,610   Virginia Housing Development Authority, Multifamily Housing           5/02 at 102.00         AA+           1,644,132
                 Bonds, 1992 Series D,  7.050%, 5/01/18


                                       37



                Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 11.5%

$       5,500   Public Utility District No. 1 of Clark County, Washington,            1/11 at 100.00         AAA         $ 5,474,315
                 Generating System Revenue Refunding Bonds, Series 2000,
                 5.125%, 1/01/20

        2,500   King County, Washington, Sewer Revenue Bonds, Series 2001,            1/12 at 100.00         AAA           2,416,975
                 5.000%, 1/01/23

       33,490   Port of Seattle, Washington, Revenue Bonds, Series 2000A,             8/10 at 100.00         AAA          34,262,949
                 5.625%, 2/01/30

        6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B,             8/10 at 100.00         AAA           7,063,980
                 5.625%, 2/01/24 (Alternative Minimum Tax)

        6,630   City of Tacoma, Washington, Electric System Revenue Bonds,            1/11 at 101.00         AAA           7,120,156
                 Series 2001A Refunding,  5.750%, 1/01/17

        9,000   State of Washington, Motor Vehicle Fuel Tax General                   1/12 at 100.00         AAA           8,854,560
                 Obligation Bonds, Series 2002C,  5.000%, 1/01/21

        7,890   Washington Higher Education Facilities Authority, Revenue            11/09 at 101.00          AA           8,289,865
                 Bonds (Pacific Lutheran University Project), Series 1999,
                 5.950%, 11/01/29

        3,520   Washington State Health Care Facilities Authority, Revenue           10/11 at 100.00         Aaa           3,403,101
                 Bonds (Children's Hospital and Regional Medical Center),
                 Series 2001, 5.000%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.0%

        4,995   City of Milwaukee, Wisconsin, General Obligation Bonds,                 No Opt. Call          AA           5,480,114
                 Series 2000R, 5.500%, 9/01/08

        1,250   Wisconsin Health and Educational Facilities Authority, Revenue        3/08 at 101.00         N/R           1,046,586
                 Bonds, Series 1998 (United Lutheran Program for the Aging,
                 Inc.), 5.700%, 3/01/28


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.4%

        2,800   Town of Jackson National Rural Utilities Cooperative Finance          5/07 at 101.00           A           2,859,190
                 Corporation, Wyoming, Guaranteed Gas Supply Revenue Bonds
                 (Lower Valley Power and Light, Inc. Project), Series 1997B,
                 5.875%, 5/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$   1,018,612   Total Investments (cost $997,552,824) - 154.0%                                                         1,030,622,039
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                      18,845,758
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (56.8)%                                                       (380,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $669,467,797
                ====================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    # Non-income producing security. In the case of a bond, non-income producing generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       38


                Nuveen Dividend Advantage Municipal Fund (NAD)
                Portfolio of
                       INVESTMENTS April 30, 2002 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 0.3%

$       1,500   Alabama 21st Century Authority, Tobacco Settlement Revenue            6/10 at 102.00         Aa1         $ 1,470,570
                 Bonds, Series 2000, 5.750%, 12/01/20


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.8%

       15,000   Maricopa County Pollution Control Corporation, Arizona,                 No Opt. Call         BB+          15,785,250
                 Pollution Control Revenue Remarketing Bonds, Series 1994A
                 (El Paso Electric Company), 6.375%, 7/01/14 (Mandatory
                 put 8/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.8%

        9,375   Sacramento County Sanitation Districts Financing Authority,          12/05 at 101.00          AA          10,330,125
                 California, Revenue Bonds, Series 2000A (Sacramento
                 Regional County Sanitation District), 5.875%, 12/01/27


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.7%

       10,000   City and County of Denver, Colorado, Airport Revenue Bonds,          11/06 at 101.00         AAA          10,161,500
                  Series 1996D, 5.500%, 11/15/25

        1,475   City and County of Denver, Colorado, Multifamily Housing             10/07 at 102.00         AAA           1,488,201
                 Revenue Bonds (FHA-Insured Mortgage  Loan - The Boston
                 Lofts Project), Series 1997A, 5.750%, 10/01/27 (Alternative
                 Minimum Tax)

        3,205   City and County of Denver, Colorado, Airport Special Facilities       1/09 at 101.00         AAA           3,486,527
                 Revenue Bonds (Rental Car Projects), Series 1999A,
                 6.000%, 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.6%

                Connecticut Development Authority, Health Facility Refunding
                Revenue Bonds (Alzheimer's Resource Center of Connecticut,
                Inc. Project), Series 1994A:
          810    6.875%, 8/15/04                                                        No Opt. Call         N/R             809,636
        2,700    7.125%, 8/15/14                                                      8/04 at 102.00         N/R           2,606,607


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.8%

        1,630   Florida Housing Finance Agency, Housing Revenue Bonds,               12/07 at 102.00         AAA           1,670,669
                 1997 Series F (Mar Lago Village Apartments Project),
                 5.800%, 12/01/17 (Alternative Minimum Tax)

       13,625   Martin County Industrial Development Authority, Florida,             12/04 at 102.00        BBB-          14,068,494
                 Industrial Development Revenue Bonds (Indiantown
                 Cogeneration, L.P. Project), Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4%

        4,000   Forsyth County Water and Sewerage Authority, Georgia,                 4/10 at 102.00      Aa2***           4,569,000
                 Revenue Bonds, Series 2000, 6.000%, 4/01/25 (Pre-refunded
                 to 4/01/10)

        3,500   The Hospital Authority of Hall County and the City of                 5/09 at 101.00         AAA           3,553,445
                 Gainesville, Georgia, Revenue Anticipation Certificates
                 (Northeast Georgia Health System, Inc. Project),
                 Series 1999, 5.500%, 5/15/29


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 1.0%

        1,240   Idaho Housing and Finance Association, Single Family                  7/09 at 101.00         Aa2           1,265,569
                 Mortgage Bonds, 1999 Series E, 5.750%, 1/01/21
        2,410   Idaho Housing and Finance Association, Single Family                  1/10 at 100.00         Aa2           2,520,908
                 Mortgage Bonds, 2000 Series D, 6.350%, 7/01/22

        2,000   Idaho Housing and Finance Association, Single Family                  7/10 at 100.00         Aaa           2,066,380
                 Mortgage Bonds, 2000 Series E, 5.950%, 7/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 33.9%

        3,635   Village of Channahon, Illinois, Revenue Refunding Bonds,             12/09 at 102.00        BBB+           3,665,425
                 Series 1999 (Morris Hospital), 5.750%, 12/01/12

       22,750   City of Chicago, Illinois, General Obligation Bonds (Emergency          No Opt. Call         AAA          23,917,303
                 Telephone System Refunding), Series 1999, 5.500%, 1/01/23

        7,250   Chicago School Reform Board of Trustees of the Board of                 No Opt. Call         AAA           7,616,850
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds (Dedicated Tax Revenues),
                 Series 1999A, 5.500%, 12/01/26


                                       39

                Nuveen Dividend Advantage Municipal Fund (NAD) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

                City of Chicago, Illinois, Multifamily Housing Revenue Bonds
                (Archer Court Apartments), Series 1999A (FHA-Insured/GNMA):
$       1,000    5.500%, 12/20/19 (Alternative Minimum Tax)                          10/10 at 101.00         AAA         $   995,460
        1,210    5.600%, 12/20/29 (Alternative Minimum Tax)                          10/10 at 101.00         AAA           1,194,827
        1,925    5.650%, 12/20/40 (Alternative Minimum Tax)                          10/10 at 101.00         AAA           1,880,821

        4,940   City of Chicago, Illinois, Wastewater Transmission Revenue            1/06 at 102.00         AAA           4,797,777
                 Bonds, Series 1995, 5.125%, 1/01/25

        3,250   City of Chicago, Illinois, Water Revenue Bonds, Series 1995,         11/06 at 102.00         AAA           3,100,955
                 5.000%, 11/01/25

        5,000   City of Chicago, Illinois, Water Revenue Bonds, Series 1997,         11/07 at 102.00         AAA           4,913,100
                  5.250%, 11/01/27

       24,835   Illinois Development Finance Authority, Refunding Revenue             9/07 at 102.00         AAA          25,356,038
                 Bonds, Series 1999 (The Presbyterian Home Lake Forest
                 Project), 5.625%, 9/01/31

        3,935   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa           2,078,979
                 Program Revenue Bonds, Series 1999A (Round Lake Community -
                 Unit School District Number 116 Project), 0.000%, 1/01/15

        2,750   Illinois Educational Facilities Authority, Revenue Bonds (MJH         9/09 at 100.00         AAA           2,855,298
                 Education Assistance - Illinois LLC), Series 1998D,
                 5.450%, 9/01/14

                Illinois Health Facilities Authority, Revenue Bonds, Series
                1997A (Loyola University Health System):
        1,600    5.000%, 7/01/24 (Pre-refunded to 7/01/07)                            7/07 at 101.00         AAA           1,734,192
        5,400    5.000%, 7/01/24                                                      7/07 at 101.00         AAA           5,179,626

        5,490   Illinois Health Facilities Authority, Revenue Refunding Bonds,        2/07 at 102.00          A-           5,439,821
                 Series 1996B (Sarah Bush Lincoln Health Center), 5.500%, 2/15/16

       17,280   Illinois Health Facilities Authority, Converted Adjustable Rate      10/07 at 102.00         AAA          19,713,888
                 Revenue Bonds, Series 1991A  (Highland Park Hospital),
                 6.000%, 10/01/15 (Pre-refunded to 10/01/07)

        9,980   Illinois Health Facilities Authority, Revenue Bonds (University of    8/11 at 103.00         Aa1          10,212,434
                 Chicago Project), Series 1985A Remarketed, 5.500%, 8/01/20

        7,245   Illinois Health Facilities Authority, Revenue Refunding Bonds,        7/02 at 101.00         BB+           6,980,558
                 Series 1991 (Proctor Community Hospital Project), 7.375%, 1/01/23

                Metropolitan Pier and Exposition Authority, Illinois, Refunding
                Bonds (McCormick Place Expansion Project), Series 1996A:
        9,750    0.000%, 12/15/22                                                       No Opt. Call         AAA           3,071,250
       13,000    0.000%, 12/15/24                                                       No Opt. Call         AAA           3,621,020

       20,500   Metropolitan Pier and Exposition Authority, Illinois, Refunding      12/09 at 101.00         AAA          20,967,605
                 Bonds (McCormick Place Expansion Project), Series 1999A,
                 5.500%, 12/15/24

                Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation Bonds,
                Series 1999:
       22,650    5.750%, 6/01/19                                                        No Opt. Call         AAA          24,873,551
        3,500    5.750%, 6/01/23                                                        No Opt. Call         AAA           3,813,075

        5,000   Robbins, Illinois, Resources Recovery Revenue Bonds,                    No Opt. Call         N/R           2,287,500
                 Series 1999C (Restructuring Project Guaranteed by Foster Wheeler),
                 7.250%, 10/15/24 (Alternative Minimum Tax)

        4,500   School District Number 122, Will County, New Lenox, Illinois,           No Opt. Call         Aaa           1,864,755
                 Capital Appreciation Bonds, Series 2000B, 0.000%, 11/01/18


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.7%

        8,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA           8,074,640
                 Bonds (Clarian Health Obligated Group), Series 2000A,
                 5.500%, 2/15/26

        8,755   Indiana Health Facility Financing Authority, Hospital Revenue        11/09 at 101.00         AAA           8,842,112
                 Bonds (Charity Obligated Group), Series 1999D,
                 5.500%, 11/15/24

        4,190   City of Indianapolis, Indiana, Economic Development Revenue           6/09 at 101.00         Aa3           4,303,004
                 Bonds (Park Tudor Foundation Inc., Project), Series 1999,
                 5.700%, 6/01/24


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.0%

       11,220   Iowa Higher Education Loan Authority, Private College Facility       10/10 at 102.00         N/R          11,604,622
                 Revenue Bonds (Waldorf College Project), Series 1999,
                 7.375%, 10/01/19


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.6%

$       3,825   City of Wichita, Kansas, Water and Sewer Utility Revenue             10/06 at 101.00         AAA         $ 3,370,475
                 Bonds, Series 1999, 4.000%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 6.1%

        3,030   Hardin County School District Finance Corporation, Kentucky,          2/10 at 101.00         Aa3           3,226,132
                 School Building Revenue Bonds, Series 2000, 5.750%, 2/01/20

                Kentucky Economic Development Finance Authority, Hospital
                System Refunding and Improvement Revenue Bonds, Series
                1997 (Appalachian Regional Healthcare, Inc. Project):
        1,850    5.850%, 10/01/17                                                     4/08 at 102.00         BB-           1,549,893
        7,000    5.875%, 10/01/22                                                     4/08 at 102.00         BB-           5,597,900

                City of Newport Public Properties Corporation, Kentucky, First
                Mortgage Revenue Bonds, Series 2000A (Public Parking and Plaza
                Project):
       17,240    8.375%, 1/01/18                                                      7/10 at 104.00         N/R          16,739,178
        3,000    8.500%, 1/01/27                                                      7/10 at 104.00         N/R           2,896,770
        4,985    8.375%, 1/01/27                                                      7/10 at 104.00         N/R           4,700,656


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.9%

        2,245   City of Lafayette, State of Louisiana, Public Improvement Sales       5/10 at 101.50         AAA           2,349,437
                 Tax Bonds, Series 2000B, 5.625%, 5/01/25

        9,545   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00          A1           8,738,257
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.9%

        5,000   Community Development Administration, Maryland Department             9/09 at 100.00         Aa2           5,121,750
                 of Housing and Community Development, Residential Revenue
                 Bonds, 2000 Series G, 5.950%, 9/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.7%

          785   Massachusetts Port Authority, Special Facilities Revenue Bonds        9/06 at 102.00         AAA             809,516
                 (US Air Project), Series 1996-A, 5.875%, 9/01/23 (Alternative
                 Minimum Tax)

        7,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,       7/07 at 102.00         AAA           7,113,330
                 (BOSFUEL Project), Series 1997 5.500%, 7/01/18

        1,570   Massachusetts Housing Finance Agency, Single Family Housing          12/04 at 102.00          AA           1,631,481
                 Revenue Bonds, Series 32, 6.600%, 12/01/26 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.2%

        5,000   City of Detroit, Michigan, Water Supply System Revenue                7/11 at 100.00         AAA           4,950,400
                 Bonds (Senior Lien), 2001 Series A, 5.250%, 7/01/33

        9,000   The Economic Development Corporation of the County of                 7/07 at 101.00         BB+           9,281,340
                 Midland, Michigan, Pollution Control Limited Obligation
                 Revenue Refunding Bonds (Midland Cogeneration Project),
                 Series 2000A Subordinated, 6.875%, 7/23/09 (Alternative
                 Minimum Tax)

        4,000   Charter County of Wayne, Michigan, Detroit Metropolitan              12/08 at 101.00         AAA           4,076,920
                 Wayne County Airport, Airport Revenue Bonds, Series 1998A,
                 5.375%, 12/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.9%

        2,250   Minneapolis-St. Paul Metropolitan Airports Commission,                4/11 at 101.00         N/R           2,037,983
                 Minnesota, Special Facilities Revenue  Bonds (Northwest
                 Airlines, Inc. Project), Series 2001A, 7.000%, 4/01/25
                 (Alternative Minimum Tax)

        3,285   Minnesota Housing Finance Agency, Single Family Mortgage              1/10 at 101.00         AA+           3,311,576
                 Bonds, 1998 Series H-1 Fixed Rate emarketing, 5.650%, 7/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.4%

                Health and Educational Facilities Authority of the State of
                Missouri, Revenue Bonds (SSM Health Care), Series 2001A:
        4,370    5.250%, 6/01/21                                                      6/11 at 101.00         AAA           4,408,980
        3,670    5.250%, 6/01/28                                                      6/11 at 101.00         AAA           3,666,697


                                       41


                Nuveen Dividend Advantage Municipal Fund (NAD) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 1.3%

$       5,885   Montana Board of Housing, Single Family Mortgage Bonds,              12/09 at 100.00         AA+         $ 6,174,071
                 2000 Series A2, 6.450%, 6/01/29 (Alternative Minimum Tax)

        1,000   Montana Higher Education Student Assistance Corporation,             12/09 at 100.00          A2           1,036,770
                 Student Loan Revenue Bonds,  Subordinate Series 1999B,
                 6.400%, 12/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.4%

        2,000   Nebraska Higher Education Loan Program, Inc., Senior                    No Opt. Call         AAA           2,154,560
                 Subordinate Bonds, Series A-5A, 6.200%, 6/01/13
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 2.0%

       11,030   New Hampshire Housing Finance Authority, Single Family                7/05 at 102.00         Aa2          11,648,121
                 Mortgage Acquisition Revenue Bonds, 1995 Series D,
                 6.550%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.9%

        4,000   Higher Education Student Assistance Authority of the State of         6/10 at 101.00         AAA           4,410,640
                 New Jersey, Student Loan Revenue Bonds, 2000 Series A,
                 6.000%, 6/01/13 (Alternative Minimum Tax)

        2,000   New Jersey Health Care Facilities Financing Authority, Revenue        8/11 at 100.00         AAA           2,002,380
                 Bonds (Jersey City Medical Center Issue - FHA-Insured
                 Mortgage), Series 2001, 4.800%, 8/01/21

       15,600   New Jersey Economic Development Authority, Solid Waste                  No Opt. Call         N/R          11,544,000
                 Facilities Revenue Bonds (Bridgewater Resources, Inc.
                 Project), Series 1999B, 8.250%, 6/01/19 (Alternative
                 Minimum Tax)#

        4,000   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call          AA           4,425,360
                 System Bonds, 1999 Series A, 5.750%, 6/15/18


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 20.5%

       10,000   The Port Authority of New York and New Jersey, Special               12/07 at 102.00         AAA          10,681,800
                 Project Bonds, Series 6 (JFK International Air Terminal LLC
                 Project), 5.900%, 12/01/17 (Alternative Minimum Tax)

        1,970   County of Cattaraugus Industrial Development Agency, New                No Opt. Call         N/R           1,861,236
                 York, Industrial Development Revenue Bonds, Series 1999A
                 (Laidlaw Energy and Environmental, Inc. Project), 8.500%, 7/01/21
                 (Alternative Minimum Tax)

        5,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA           5,011,200
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26

                County of Nassau, New York, Serial General Improvement
                Bonds (General Obligations), Series B:
        4,005    5.250%, 6/01/19                                                      6/09 at 102.00         AAA           4,087,463
        7,005    5.250%, 6/01/20                                                      6/09 at 102.00         AAA           7,108,324
        7,005    5.250%, 6/01/21                                                      6/09 at 102.00         AAA           7,087,939

        2,000   The City of New York, New York, General Obligation Bonds,             2/08 at 101.00         AAA           2,087,000
                 Fiscal 1998 Series E, 5.250%, 8/01/14

       14,000   The City of New York, New York, General Obligation Bonds,             2/08 at 101.00         AAA          14,364,560
                 Fiscal 1998 Series F, 5.375%, 8/01/19

        2,575   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AA+           2,486,986
                 Future Tax Secured Bonds, Fiscal 1998 Series A, 5.000%, 8/15/27

       10,000   New York City Transitional Finance Authority, New York,               8/09 at 101.00         AA+          10,550,700
                 Future Tax Secured Bonds, Fiscal 2000 Series A, 5.750%, 8/15/24

       12,350   New York City Transitional Finance Authority, New York,               5/10 at 101.00         AA+          12,669,989
                 Future Tax Secured Bonds, Fiscal 2000 Series C, 5.500%, 11/01/29

        4,470   Dormitory Authority of the State of New York, Mental Health           2/06 at 102.00         AAA           4,469,642
                 Services Facilities Improvement Revenue Bonds, Series 1996B,
                 5.125%, 8/15/21

        4,400   Dormitory Authority of the State of New York, Mental Health           2/07 at 102.00         AAA           4,473,744
                 Services Facilities Improvement Revenue Bonds, Series 1996E,
                 5.250%, 2/15/18

        2,170   Dormitory Authority of the State of New York, Frances                 7/07 at 102.00          AA           2,239,158
                 Schervier Home and Hospital Insured Revenue Bonds (Franciscan
                 Health Partnership Obligated Group), Series 1997, 5.500%, 7/01/17

        7,500   Dormitory Authority of the State of New York, Secured                 2/08 at 101.50         AAA           7,581,900
                 Hospital Revenue Refunding Bonds (Wyckoff Heights Medical
                 Center), Series 1998H, 5.300%, 8/15/21


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$      10,000   Dormitory Authority of the State of New York, City University         7/09 at 101.00         AAA         $10,270,900
                 System Consolidated Third General Resolution Revenue Bonds,
                 1999 Series 1, 5.500%, 7/01/29

        2,000   Dormitory Authority of the State of New York, City University         1/08 at 102.00         AAA           2,032,500
                 System Consolidated Third General Resolution Revenue Bonds,
                 1997 Series 1, 5.375%, 7/01/24

        7,500   New York State Urban Development Corporation, Correctional            1/06 at 102.00         AAA           7,575,975
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        3,000   County of Wake, North Carolina, General Obligation School             2/11 at 102.00         AAA           3,151,470
                 Bonds, Series 2001B, 5.250%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.6%

        2,300   Amherst Exempted Village School District, Ohio, General              12/11 at 100.00         Aaa           2,308,533
                 Obligation Unlimited Tax School Improvement Bonds,
                 Series 2001, 5.125%, 12/01/21

        3,635   County of Franklin, Ohio, Multifamily Housing Mortgage                1/05 at 103.00          Aa           3,504,540
                 Revenue Bonds, Series 1994A (FHA-Insured Mortgage Loan -
                 Hamilton Creek Apartments Project), 5.550%, 7/01/24
                 (Alternative Minimum Tax)

        5,750   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R           5,199,495
                 Revenue Bonds (Bay Shore Power Project), Convertible
                 Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

       14,000   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          13,798,400
                 Revenue Bonds (Bay Shore Power Project), Convertible
                 Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

        1,115   Warren County, Ohio, General Obligation Special Assessment           12/07 at 101.00         Aa2           1,161,451
                 Bonds (Waterstone Boulevard), Series 1997, 5.500%, 12/01/17


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.4%

        2,255   Portland, Oregon, Downtown Waterfront Urban Renewal and               6/10 at 101.00         Aaa           2,342,517
                 Redevelopment Bonds, 2000 Series A, 5.500%, 6/15/20


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.6%

                Allegheny County Hospital Development Authority, Pennsylvania,
                Health System Revenue Bonds, Series 2000B (West Penn Allegheny
                Health System):
        5,480    9.250%, 11/15/22                                                    11/10 at 102.00          B+           5,911,331
        9,000    9.250%, 11/15/30                                                    11/10 at 102.00          B+           9,664,380

        2,460   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-           2,623,147
                 Resource Recovery Revenue Refunding Bonds, 2000 Series
                 (Panther Creek Partners Project), 6.650%, 5/01/10
                 (Alternative Minimum Tax)

       18,900   City of Philadelphia, Pennsylvania, Airport Revenue Refunding         6/08 at 102.00         AAA          19,264,392
                 Bonds, Series 1998A (Philadelphia Airport System),
                 5.500%, 6/15/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.0%

        2,015   City of Central Falls, Rhode Island, General Obligation School        5/09 at 102.00          AA           2,169,530
                  Bonds, 6.250%, 5/15/20

        3,500   Providence Redevelopment Agency, Rhode Island, Revenue                4/10 at 101.00         Aaa           3,657,430
                 Bonds (Public Safety and Municipal Building Projects),
                 1999 Series A, 5.750%, 4/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 3.2%

        5,260   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/10 at 101.00         AAA           5,556,559
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
                 Minimum Tax)

        2,425   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/11 at 100.00         AAA           2,369,371
                 Revenue Bonds, Series 2001B, 5.125%, 3/01/26

        7,250   Tennessee Housing Development Agency, Homeownership                   7/10 at 101.00          AA           7,661,293
                 Program Bonds, Issue 2000-1, 6.375%, 7/01/25 (Alternative
                 Minimum Tax)

        2,500   Tennessee Housing Development Agency, Homeownership                   7/10 at 100.00          AA           2,618,475
                 Program Bonds, Issue 2000-2B, 6.250%, 1/01/20


                                       43

                Nuveen Dividend Advantage Municipal Fund (NAD) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 15.9%

$      10,000   City of Austin, Texas, Airport System Prior Lien Revenue Bonds,      11/05 at 102.00         AAA         $10,594,000
                 Series 1995A, 6.125%, 11/15/25 (Alternative Minimum Tax)

        4,675   Carrollton-Farmers Branch Independent School District, Dallas         2/09 at 100.00         AAA           5,274,849
                 County, Texas, School Building Unlimited Tax Bonds,
                 Series 1999, 6.000%, 2/15/20 (Pre-refunded to 2/15/09)

                Coppell Independent School District, Dallas County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 1999:
        5,130    0.000%, 8/15/20                                                       8/09 at 52.47         AAA           1,774,005
        7,000    0.000%, 8/15/21                                                       8/09 at 49.48         AAA           2,274,720
        7,345    0.000%, 8/15/23                                                       8/09 at 44.01         AAA           2,111,614
        7,000    0.000%, 8/15/24                                                       8/09 at 41.50         AAA           1,892,730
        7,350    0.000%, 8/15/25                                                       8/09 at 39.14         AAA           1,861,461
        7,000    0.000%, 8/15/26                                                       8/09 at 36.91         AAA           1,663,480

       10,000   Dallas-Ft. Worth International Airport Facilities Improvement        11/05 at 100.00          BB           9,408,600
                 Corporation, Texas, Revenue Refunding Bonds, Series 2000B
                 (American Airlines, Inc.), 6.050%, 5/01/29 (Alternative
                 Minimum Tax) (Mandatory put 11/01/05)

                Harris County Health Facilities Development Corporation,
                Texas, Revenue Bonds (Christus Health), Series 1999A:
       12,000    5.375%, 7/01/24                                                      7/09 at 101.00         AAA          11,770,560
       11,000    5.375%, 7/01/29                                                      7/09 at 101.00         AAA          10,753,270

       12,150   Harris County Housing Finance Corporation, Texas, Multifamily         7/09 at 102.00         BBB           9,504,459
                 Housing Revenue Bonds (Windfern Pointe and Waterford
                 Place Apartments Projects), 1999 Senior Series A, 6.000%, 7/01/29

        2,815   Harris County Housing Finance Corporation, Texas, Multifamily         7/12 at 103.00           B           1,126,000
                 Housing Revenue Bonds (Junior Subordinate Lien) (Windfern Pointe
                 and Waterford Place Apartments Projects), 1999 Series D,
                 9.000%, 7/01/29#

        2,500   Jefferson County, Texas, Certificates of Obligation, Series           8/10 at 100.00         AAA           2,849,275
                 2000, 6.000%, 8/01/25 (Pre-refunded to 8/01/10)

        4,245   Laredo Independent School District, Webb County, Texas,               8/09 at 100.00         AAA           4,230,822
                 Unlimited Tax School Building Bonds, Series 1999,
                 5.250%, 8/01/24

        2,000   City of Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,          3/09 at 100.00         AAA           1,985,140
                 Series 2001, 5.300%, 3/15/26

        1,500   City of Port Arthur, Jefferson County, Texas, General Obligation      2/07 at 100.00         AAA           1,458,045
                 Bonds, Series 1997, 5.000%, 2/15/21

       10,000   Tarrant County Health Facilities Development Corporation,             2/08 at 102.00         AAA          10,104,300
                 Texas Health Resources System Revenue Bonds,
                 Series 1997A, 5.250%, 2/15/17


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.9%

          570   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/04 at 102.00         AAA             589,625
                 1994 Issue F (Federally Insured or Guaranteed Mortgage
                 Loans), 7.000%, 7/01/27 (Alternative Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage Bonds (Class
                I), 1999 Series C-2:
        3,100    5.700%, 7/01/19 (Alternative Minimum Tax)                            1/10 at 101.50         AAA           3,159,241
        1,500    5.750%, 7/01/21 (Alternative Minimum Tax)                            1/10 at 101.50          AA           1,532,220

        2,505   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/09 at 101.00          AA           2,633,832
                 1999 Series D (Federally Insured or Guaranteed Loans),
                 5.850%, 7/01/21 (Alternative Minimum Tax)

          900   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/09 at 101.50         Aa2             950,427
                 1999 Series F, 6.300%, 7/01/21

        1,800   Utah Housing Finance Agency, Single Family Mortgage Bonds             7/10 at 100.00         AA-           1,891,764
                 (Class III), 2000 Series F-2, 6.000%, 1/01/15 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.4%

        4,815   Metropolitan Washington Airports Authority, Virginia, Airport        10/04 at 100.00         AAA           4,832,575
                 System Revenue Bonds, Series 1994A, 5.500%, 10/01/24
                 (Alternative Minimum Tax)

        3,395   Virginia Small Business Financing Authority, Industrial              11/09 at 102.00         N/R           3,416,253
                 Development Revenue Bonds (S.I.L. Clean Water, LLC
                 Project), Series 1999, 7.250%, 11/01/24


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 8.5%

                Port of Seattle, Washington, Special Facility Revenue Bonds
                (Terminal 18 Project), Series 1999B:
$       1,755    6.000%, 9/01/15 (Alternative Minimum Tax)                            3/10 at 101.00         AAA         $ 1,897,787
        2,590    6.000%, 9/01/16 (Alternative Minimum Tax)                            3/10 at 101.00         AAA           2,790,181

                Port of Seattle, Washington, Special Facility Revenue Bonds
                (Terminal 18 Project), Series 1999C:
          875    6.000%, 9/01/15 (Alternative Minimum Tax)                            3/10 at 101.00         AAA             946,190
        1,260    6.000%, 9/01/16 (Alternative Minimum Tax)                            3/10 at 101.00         AAA           1,357,385

        9,760   City of Tacoma, Washington, Electric System Revenue Bonds,            1/11 at 101.00         AAA          10,150,302
                 Series 2001A Refunding, 5.625%, 1/01/21

       11,605   State of Washington, Certificates of Participation (Washington        7/09 at 100.00         AAA          11,885,957
                 State Convention and Trade Center), Series 1999, 5.250%, 7/01/16

        3,350   State of Washington, General Obligation Compound Interest               No Opt. Call         AAA           1,442,979
                 Bonds, Series 1999S-2, 0.000%, 1/01/18

                State of Washington, General Obligation Compound Interest
                Bonds, Series 1999S-3:
       17,650    0.000%, 1/01/20                                                        No Opt. Call         AA+           6,685,997
       18,470    0.000%, 1/01/21                                                        No Opt. Call         AA+           6,562,576

        4,800   Washington Public Power Supply System, Nuclear Project                7/07 at 102.00         AAA           4,901,664
                 No. 3 Refunding Revenue Bonds, Series 1997-A,
                 5.250%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.0%

        3,810   City of La Crosse, Wisconsin, Industrial Development Refunding       12/08 at 102.00         AAA           4,007,206
                 Revenue Bonds, Series 1997C (Dairyland Power Cooperative
                 Project), 5.550%, 2/01/15

        3,800   Wisconsin Health and Educational Facilities Authority, Revenue        5/09 at 101.00           A           3,676,956
                 Bonds, Series 1999 (Kenosha Hospital and Medical Center,
                 Inc. Project), 5.625%, 5/15/29

                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds, Series 1999 (FH Healthcare Development, Inc. Project):
        8,375    6.250%, 11/15/20                                                    11/09 at 101.00         N/R           8,416,456
        5,000    6.250%, 11/15/28                                                    11/09 at 101.00         N/R           5,006,950

       12,700   Wisconsin Health and Educational Facilities Authority, Revenue        8/09 at 101.00         Aaa          12,832,330
                 Bonds, Series 1999 (Mercy Health System Corporation),
                 5.500%, 8/15/25
------------------------------------------------------------------------------------------------------------------------------------
$     910,065   Total Investments (cost $817,757,581) - 147.9%                                                           841,591,453
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.5%

        7,000   Connecticut Health and Educational Facilities Authority,                                  VMIG-1           7,000,000
                 Revenue Bonds (Yale University Issue), Variable Rate Demand
                 Bonds, Series 1997, 1.650%, 7/01/29+

        1,800   Illinois Health Facilities Authority, Revenue Bonds (Elmhurst                             VMIG-1           1,800,000
                 Memorial Hospital), Variable Rate Demand Bonds, Series B,
                 1.800%, 1/01/20+
------------------------------------------------------------------------------------------------------------------------------------
$       8,800   Total Short-Term Investments (cost $8,800,000)                                                             8,800,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      13,837,424
                --------------------------------------------------------------------------------------------------------------------
                Preferred Share, at Liquidation Value - (51.8)%                                                        (295,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $569,228,877
                ====================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    # Non-income producing security. In the case of a bond, non-income producing generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       45


                Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
                Portfolio of
                       INVESTMENTS April 30, 2002 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 4.4%

$      19,000   The Health Care Authority of the City of Huntsville, Alabama,         6/11 at 101.00          A2         $18,633,300
                 Revenue Bonds, Series 2001A, 5.750%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 2.9%

       12,220   City of Valdez, Alaska, Marine Terminal Revenue Bonds,                8/03 at 102.00         AA+          12,392,180
                 Series 1993 (BP Pipelines, Inc.), 5.850%, 8/01/25


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.6%

        2,500   City of Phoenix Civic Improvement Corporation, Arizona, Airport       7/12 at 100.00         AAA           2,449,750
                 Revenue Bonds (Senior Lien), Series 2002B, 5.250%, 7/01/32
                 (Alternative Minimum Tax) (WI, settling 5/08/02)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.9%

        6,000   California Educational Facilities Authority, Revenue Bonds            6/11 at 101.00         AAA           6,025,380
                 (Stanford University), Series Q, 5.250%, 12/01/32

       13,825   Department of Veterans Affairs of the State of California,            6/06 at 101.00         AAA          13,966,153
                 Home Purchase Revenue Bonds, 2001 Series A, 5.550%, 12/01/25

        8,000   Department of Water and Power of the City of Los Angeles,             7/11 at 100.00          AA           7,774,400
                 California, Waterworks Revenue Bonds, Series 2001A
                 Refunding, 5.125%, 7/01/41

        6,000   Regional Airports Improvement Corporation, Los Angeles,              12/12 at 102.00          BB           5,868,720
                 California, International Airport Facilities Sublease Revenue
                 Bonds (American Airlines, Inc. Terminal 4 Project), Series 2002C,
                 7.500%, 12/01/24 (Alternative Minimum Tax)

          240   Yuba County Water Agency, California, Yuba River Development          9/02 at 100.00         Ba3             223,548
                 Revenue Bonds, Series A, 4.000%, 3/01/16


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.5%

        3,000   Colorado Educational and Cultural Facilities Authority, Boulder       8/11 at 100.00         Ba2           3,002,460
                 County, Colorado, Charter School Revenue Bonds (Peak to Peak
                 Charter School Project - Created by Boulder Valley School District
                 No. RE-2), 7.500%, 8/15/21

        1,580   City and County of Denver, Colorado, Airport System Revenue          11/02 at 102.00           A           1,639,282
                 Bonds, Series 1992C, 6.750%, 11/15/22 (Alternative Minimum Tax)

        1,885   Eagle County Air Terminal Corporation, Colorado, Airport              5/11 at 101.00         N/R           1,795,500
                 Terminal Revenue Bonds, Series 2001, 7.125%, 5/01/31

        5,000   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA           4,970,850
                 Revenue Bonds (Senior), Series 2001A, 5.250%, 6/15/41

                Northwest Parkway Public Highway Authority, Colorado,
                Revenue Bonds (Senior), Series 2001B:
       22,000    0.000%, 6/15/28                                                       6/11 at 35.65         AAA           4,533,760
       17,650    0.000%, 6/15/29                                                       6/11 at 33.45         AAA           3,412,804


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.4%

       15,000   City of Jacksonville, Florida, Transportation Revenue Bonds,         10/11 at 100.00         AAA          15,004,800
                 Series 2001, 5.250%, 10/01/29

        4,000   Miami-Dade County Health Facilities Authority, Florida, Hospital      8/11 at 101.00         AAA           3,945,000
                 Revenue Bonds, Series 2001A Refunding (Miami Children's
                 Hospital), 5.125%, 8/15/26


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.5%

                Honolulu City and County, Hawaii, Board of Water Supply, Water
                System Revenue Bonds, Series 2001:
        4,000    5.250%, 7/01/26                                                      7/11 at 100.00         AAA           4,001,120
        6,725    5.250%, 7/01/31                                                      7/11 at 100.00         AAA           6,660,037


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 13.7%

$      13,000   Central Lake County Joint Action Water Agency, Lake County,           5/03 at 102.00         AAA         $13,089,310
                 Illinois, Interim Water Revenue Bonds, Series 1993,
                 5.375%, 5/01/20

       15,270   City of Chicago, Illinois, General Obligation Bonds, Project and      1/11 at 101.00         AAA          14,916,194
                 Refunding Series 2001A, 5.250%, 1/01/33

        3,710   City of Chicago, Illinois, Multifamily Housing Revenue Bonds         12/11 at 100.00          A+           3,724,692
                 (Stone Terrace Apartments Project) (FHA-Insured/GNMA),
                 Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)

        1,755   City of Chicago, Illinois, Chicago O'Hare International Airport,        No Opt. Call         N/R             932,221
                 Special Facility Revenue Bonds (United Air Lines, Inc. Project),
                 Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax)
                 (Mandatory put 5/01/13)

        5,000   City of Chicago, Illinois, Collateralized Single Family Mortgage      4/11 at 105.00         AAA           5,454,000
                 Revenue Bonds, Series 2001A, 6.250%, 10/01/32

        5,000   Illinois Development Finance Authority, Revenue Bonds (Illinois       9/11 at 100.00         AAA           5,043,900
                 Wesleyan University), Series 2001, 5.500%, 9/01/32

        3,100   Illinois Development Finance Authority, Revenue Bonds                 5/11 at 101.00        BBB+           3,094,823
                 (Midwestern University), Series 2001B, 6.000%, 5/15/31

        5,000   Illinois Health Facilities Authority, Revenue Bonds (Edward           2/11 at 101.00         AAA           4,889,200
                 Hospital Obligation Group), Series 2001B, 5.250%, 2/15/34

        4,980   Metropolitan Pier and Exposition Authority, Illinois, Refunding       6/06 at 102.00         AAA           4,887,023
                 Bonds (McCormick Place Expansion Project), Series 1996A,
                 5.250%, 6/15/27

        5,000   Robbins, Illinois, Resources Recovery Revenue Bonds, Series             No Opt. Call         N/R           2,287,500
                 1999C (Restructuring Project Guaranteed by Foster Wheeler),
                 7.250%, 10/15/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.6%

        2,000   Indianapolis Airport Authority, Indiana, Special Facilities           7/04 at 102.00         BBB           2,105,440
                 Revenue Bonds, Series 1994 (Federal Express Corporation
                 Project), 7.100%, 1/15/17 (Alternative Minimum Tax)

        5,000   Indianapolis Airport Authority, Indiana, Specialty Facility          11/05 at 102.00          B+           3,398,850
                 Revenue Bonds, Series 1995A (United Air Lines, Inc. - Indianapolis
                Maintenance Center Project), 6.500%, 11/15/31 (Alternative
                 Minimum Tax)

        6,000   St. Joseph County Hospital Authority, Indiana, Health System          2/09 at 102.00         BBB           5,592,660
                 Revenue Bonds (Madison Center, Inc. Project), Series 1999,
                 5.800%, 2/15/24


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 4.0%

       17,000   City of Wichita, Kansas, Hospital Facilities Improvement and         11/11 at 101.00          A+          17,012,920
                 Refunding Revenue Bonds, Series III 2001 (Via Christi Health
                 System, Inc.), 5.625%, 11/15/31


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.6%

       17,060   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00          A1          15,386,755
                 Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.1%

        3,300   Massachusetts Port Authority, Special Facilities Revenue Bonds        7/07 at 102.00         AAA           3,358,806
                 (BOSFUEL Project), Series 1997, 5.750%, 7/01/39 (Alternative
                 Minimum Tax)

       15,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          14,051,850
                 System Revenue Bonds (Senior), 1997 Series A, 5.000%, 1/01/37


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 14.5%

                City of Detroit, Michigan, Water Supply System Revenue Bonds
                (Senior Lien), 2001 Series A:
       20,000    5.500%, 7/01/33                                                      7/11 at 101.00         AAA          20,374,600
       30,000    5.250%, 7/01/33                                                      7/11 at 100.00         AAA          29,702,400

        4,000   Michigan Municipal Bond Authority, Public School Academy             10/09 at 102.00         Ba1           4,161,720
                 Bonds (Detroit Academy of Arts and Sciences), Series 2001,
                 8.000%, 10/01/31

                                       47

                Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN (continued)

                Michigan State Hospital Finance Authority, Revenue and Refunding
                Bonds (The Detroit Medical Center Obligated Group), Series
                1993A:
$       2,000    6.250%, 8/15/13                                                      8/03 at 102.00        BBB-         $ 1,990,180
        4,000    6.500%, 8/15/18                                                      8/03 at 102.00        BBB-           3,901,560

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00        BBB-           1,686,820
                 Bonds (The Detroit Medical Center Obligated Group),
                 Series 1998A, 5.125%, 8/15/18


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 3.3%

       14,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          14,003,780
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/32


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 4.9%

       21,000   Health and Educational Facilities Authority of the State of           6/11 at 101.00         AAA          20,981,100
                 Missouri, Revenue Bonds (SSM Health Care), Series 2001A,
                 5.250%, 6/01/28


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.4%

        5,995   Montana Board of Housing, Single Family Program Bonds,               12/10 at 100.00         AA+           6,018,860
                 2001 Series A-2, 5.700%, 6/01/32


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.7%

       12,275   Director of the State of Nevada, Department of Business and           1/10 at 100.00         AAA          12,156,424
                 Industry, Revenue Bonds (Las Vegas Monorail Project),
                 1st Tier Series 2000, 5.375%, 1/01/40

        4,000   Henderson, Nevada, Health Care Facility Revenue Bonds                 7/08 at 101.00         BBB           3,630,280
                 (Catholic Healthcare West), Series 1998A, 5.250%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 6.0%

       12,200   Business Finance Authority of the State of New Hampshire,            10/03 at 102.00          A3          12,206,710
                 Pollution Control Refunding Revenue Bonds (The United Illuminating
                 Company Project), 1993 Series A, 5.875%, 10/01/33

        8,000   New Hampshire Business Finance Authority, Pollution Control          10/08 at 102.00          A3           7,968,240
                 Revenue Bonds (Connecticut Light and Power Company),
                 Series 1992A  Refunding (Remarketed), 5.850%, 12/01/22

        5,200   New Hampshire Housing Finance Authority, Single Family                5/11 at 100.00         Aa2           5,247,372
                 Mortgage Acquisition Bonds, Series 2001A, 5.700%, 1/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.9%

        3,995   New Jersey Economic Development Authority, Special Facilities        11/10 at 101.00         BB-           3,886,815
                 Revenue Bonds (Continental Airlines, Inc. Project),
                 Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 5.3%

                New Mexico Hospital Equipment Loan Council, Hospital Revenue
                Bonds (Presbyterian Healthcare Services), Series 2001A:
       12,000    5.500%, 8/01/25                                                      8/11 at 101.00          A1          11,897,760
       10,800    5.500%, 8/01/30                                                      8/11 at 101.00          A1          10,609,056


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.5%

        6,000   Long Island Power Authority, New York, Electric System General        5/11 at 100.00          A-           5,997,300
                 Revenue Bonds, 2000 Series L, 5.375%, 5/01/33

       17,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00          AA          16,484,730
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series C, 5.125%, 6/15/33

        4,900   Dormitory Authority of the State of New York, Mount Sinai             7/10 at 101.00         BBB           5,315,079
                 New York University Health Obligated Group Revenue
                 Bonds, Series 2000A, 6.625%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.8%

        3,230   North Carolina Eastern Municipal Power Agency, Power                  1/03 at 102.00         BBB           3,318,147
                 System Revenue Bonds, Refunding Series 1993B, 6.250%, 1/01/12
        4,500   North Carolina Eastern Municipal Power Agency, Power                  1/09 at 102.00         BBB           4,548,870
                 System Revenue Bonds, Series 1999B Refunding, 5.600%, 1/01/15


                                       48

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NORTH DAKOTA - 1.1%

$       4,600   North Dakota Housing Finance Agency, Home Mortgage Finance            7/10 at 100.00         Aa2         $ 4,514,302
                 Program Bonds (Housing Finance Program), 2001 Series A
                 Refunding, 5.550%, 1/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 4.5%

        8,000   Hospital Facility Authority of Clackamas County, Oregon,              5/11 at 101.00          AA           7,976,160
                 Revenue Bonds (Legacy Health System), Refunding
                 Series 2001, 5.250%, 5/01/21

       11,500   State of Oregon Department of Administrative Services,                5/11 at 101.00         AAA          11,209,740
                 Certificates of Participation, 2001 Series D, 5.000%, 5/01/26


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 10.8%

        5,000   Allegheny County, Pennsylvania, Hospital Development                 11/10 at 102.00          B+           5,369,100
                 Authority, Health System Revenue Bonds, Series 2000B, West Penn
                 Allegheny Health System, 9.250%, 11/15/30

        8,000   Pennsylvania Higher Educational Facilities Authority, UPMC            1/11 at 101.00          A+           8,025,360
                 Health System Revenue Bonds, Series 2001A, 6.000%, 1/15/31

        5,500   Philadelphia Authority for Industrial Development, Pennsylvania,      7/11 at 101.00         AAA           5,364,370
                 Airport Revenue Bonds, Series 2001A (Philadelphia Airport
                 System Project), 5.250%, 7/01/28 (Alternative Minimum Tax)

                City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
                Fourteenth Series:
       10,000    6.375%, 7/01/14                                                      7/03 at 102.00         BBB          10,166,200
       17,000    6.375%, 7/01/26                                                      7/03 at 102.00         BBB          16,964,810


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.1%

        4,820   South Dakota Housing Development Authority, Home Ownership            5/09 at 102.00         AAA           4,816,915
                 Mortgage Bonds, 1997 Series E4 (Remarketed),
                 5.450%, 5/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 19.4%

        7,500   City of Austin, Texas, Electric Utility System Revenue Bonds,        11/10 at 100.00         AAA           7,091,700
                 Series 2001 Refunding, 5.000%, 11/15/30

                Dallas-Fort Worth International Airport Public Facility
                Improvement Corporation, Texas, Airport Hotel Revenue Bonds,
                Series 2001:
       15,000    5.250%, 1/15/26                                                      1/09 at 100.00         AAA          14,729,400
        1,750    5.200%, 1/15/31                                                      1/09 at 100.00         AAA           1,683,045

       40,000   Harris County-Houston Sports Authority, Texas, Senior Lien            11/30 at 54.04         AAA           4,023,600
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/40

       30,980   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00         AAA          29,720,973
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40

                Hays Consolidated Independent School District, Hays County,
                Texas, General Obligation School Building Bonds, Series 2001:
       10,715    0.000%, 8/15/25                                                       8/11 at 43.18         AAA           2,722,146
       12,940    0.000%, 8/15/26                                                       8/11 at 40.60         AAA           3,085,931

                City of Houston, Texas, Hotel Occupancy Tax and Special Revenue
                Bonds (Convention Project), Series 2001B:
        5,000    0.000%, 9/01/30                                                        No Opt. Call         AAA             973,150
        5,000    0.000%, 9/01/31                                                        No Opt. Call         AAA             916,700

        5,000   Metro Health Facilities Development Corporation, Texas,               1/11 at 100.00        Baa3           5,191,250
                 Hospital Revenue Bonds (Wilson N. Jones Memorial Hospital
                 Project), Series 2001, 7.250%, 1/01/31

          850   Red River Authority, Texas, Pollution Control Revenue Bonds           5/02 at 102.00         BBB             869,006
                 (Hoechst Celanese Corporation), Series 1992, 6.875%, 4/01/17
                 (Alternative Minimum Tax) (Pre-refunded to 5/17/02)

       10,500   State of Texas, General Obligation Bonds, Water Financial             8/11 at 100.00         Aa1          10,315,935
                 Assistance and Refunding Bonds, Series 2001, 5.250%, 8/01/35

        2,000   Tom Green County Health Facilities Development Corporation,           5/11 at 101.00        Baa3           2,004,540
                 Texas, Hospital Revenue Bonds (Shannon Health System
                 Project), Series 2001, 6.750%, 5/15/21


                                       49


                Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 1.7%

$       4,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/03 at 102.00       A+***         $ 4,211,240
                 Refunding Bonds, 1993 Series A, 5.500%, 7/01/20

        3,100   Salt Lake City, Utah, Hospital Revenue Bonds, Series 1992 (IHC        8/02 at 100.00         AA+           3,099,752
                 Hospitals, Inc.), 5.500%, 2/15/21


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 5.7%

       17,250   The City of Seattle, Washington, Municipal Light and Power            3/11 at 100.00         AAA          16,785,975
                 Improvements and Refunding Revenue Bonds, Series 2001,
                 5.125%, 3/01/26

        7,500   Washington State Health Care Facilities Authority, Revenue           10/11 at 100.00         AAA           7,495,125
                 Bonds, Series 2001A (Providence Health System),
                 5.250%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.1%

        7,970   Wisconsin Housing and Economic Development Authority, Home            6/11 at 100.00          AA           7,997,496
                 Ownership Program Bonds, 2001 Series B, 5.750%, 3/01/32

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        5/12 at 100.00         N/R           1,002,100
                 Bonds (Divine Savior Healthcare), Series 2002A,
                 7.375%, 5/01/26 (WI, settling 5/09/02)
------------------------------------------------------------------------------------------------------------------------------------
$     745,370   Total Investments (cost $631,501,967) - 149.9%                                                           639,939,012
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                       8,784,320
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.0)%                                                       (222,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $426,723,332
                ====================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       50


                     Nuveen Dividend Advantage Municipal Fund 3 (NZF)
                     Portfolio of
                            INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 1.0%

$       5,655   Alabama State Port Authority, Docks Facilities Revenue Bonds,        10/11 at 100.00         AAA         $ 5,514,191
                 Series 2001, 5.250%, 10/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.7%

        4,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds,          7/08 at 100.00         AAA           4,071,360
                 1998 Series A, 5.250%, 7/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.2%

                Sebastian County, Arkansas, Sparks Public Health Facilities
                Board Hospital Revenue Improvement Bonds (Regional Medical
                Center), Series 2001A:
        1,805    5.500%, 11/01/13                                                    11/11 at 101.00          A2           1,878,788
        1,900    5.500%, 11/01/14                                                    11/11 at 101.00          A2           1,955,765
        3,000    5.250%, 11/01/21                                                    11/11 at 101.00          A2           2,912,700


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 9.7%

        5,000   California Infrastructure and Economic Development Bank,              8/11 at 102.00           A           4,961,600
                 Revenue Bonds (Kaiser Hospital Assistance I-LLC),
                 Series 2001A, 5.550%, 8/01/31

       18,850   State of California, Veterans General Obligation Bonds, 2001          6/07 at 101.00         AAA          18,657,353
                 Series BZ, 5.350%, 12/01/21 (Alternative Minimum Tax)

                Los Angeles Regional Airports Improvement Corporation,
                California, Lease Revenue Refunding Bonds (LAXFUEL Corporation
                at Los Angeles International Airport), Series 2001:
       13,955    5.750%, 1/01/16 (Alternative Minimum Tax)                            1/12 at 100.00         AAA          14,710,384
        5,000    5.375%, 1/01/21 (Alternative Minimum Tax)                            1/12 at 100.00         AAA           4,930,100
        1,500    5.250%, 1/01/23 (Alternative Minimum Tax)                            1/12 at 100.00         AAA           1,447,635
       10,000    5.500%, 1/01/32 (Alternative Minimum Tax)                            1/12 at 100.00         AAA           9,848,200


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.1%

        1,775   Colorado Educational and Cultural Facilities Authority, Charter       6/11 at 100.00         Ba1           1,751,819
                 School Revenue Bonds, Series 2001 (Frontier Academy
                 Project in Weld County - School District No. 6), 7.375%, 6/01/31

        5,060   Colorado Housing and Finance Authority, Multifamily Project          10/11 at 100.00         AAA           4,966,339
                 Bonds (Class I), 2001 Series A-1, 5.500%, 4/01/31 (Alternative
                 Minimum Tax)

       10,000   City of Colorado Springs, Colorado, Utilities System                 11/07 at 100.00          AA          10,056,800
                 Improvement and Refunding Revenue Bonds, Series 1997A,
                 5.375%, 11/15/26

        2,000   City and County of Denver, Colorado, Airport System Revenue          11/11 at 100.00         AAA           2,063,600
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/16 (Alternative
                 Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1996A:
       19,150    5.750%, 11/15/16                                                    11/06 at 101.00         AAA          20,130,480
        1,000    5.500%, 11/15/25                                                    11/06 at 101.00         AAA           1,016,150


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 2.3%

        8,830   Connecticut Housing Finance Authority, Housing Mortgage              11/09 at 100.00         AAA           8,985,761
                 Finance Program Bonds, 2000 Series B (Subseries B-2),
                 5.850%, 5/15/31 (Alternative Minimum Tax)

        4,025   Connecticut Housing Finance Authority, Housing Mortgage               5/10 at 100.00         AAA           3,979,437
                 Finance Program Bonds, 2001 Series A (Subseries A-2),
                 5.350%, 11/15/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DELAWARE - 0.7%

        4,000   Delaware State Housing Authority, Multifamily Mortgage                7/12 at 100.00         Aa3           4,004,320
                 Revenue Bonds, Series 2001A, 5.400%, 7/01/24


                                       51

                Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 1.1%

$       6,000   District of Columbia, Revenue Bonds (The Catholic University         10/09 at 101.00         AAA         $ 6,176,460
                 of America Issue), Series 1999, 5.625%, 10/01/29


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.3%

                Orange County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds (Oak Glen Apartments), Series 2001G:
        1,105    5.400%, 12/01/32 (Alternative Minimum Tax)                          12/11 at 100.00         AAA           1,074,336
        2,195    5.450%, 12/01/41 (Alternative Minimum Tax)                          12/11 at 100.00         AAA           2,135,889

        4,175   Pace Property Finance Authority, Inc., Florida, Utility System        9/07 at 102.00         AAA           4,231,738
                 Improvement and Refunding Revenue Bonds, Series 1997,
                 5.250%, 9/01/17


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.4%

        5,000   City of Atlanta, Georgia, Airport General Revenue Bonds,              1/10 at 101.00         AAA           5,077,800
                 Series 2000B, 5.625%, 1/01/30 (Alternative Minimum Tax)

        2,700   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station             12/11 at 101.00         N/R           2,695,464
                 Project), Series 2001, 7.900%, 12/01/24

        3,600   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-           3,478,968
                 Revenue Anticipation Certificates (Northeast Georgia Health
                 System, Inc. Project), Series 2001, 5.500%, 5/15/31

        2,000   Henry County Water and Sewerage Authority, Georgia, Water             2/10 at 101.00         AAA           2,078,940
                 and Sewerage Revenue Bonds, Series 2000, 5.625%, 2/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.9%

        5,125   State of Hawaii, Highway Revenue Bonds, Series 2001,                  7/11 at 100.00         AAA           5,213,663
                 5.375%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 17.1%

        3,000   City of Chicago, Illinois, General Obligation Bonds                   1/11 at 100.00         AAA           3,035,850
                 (Neighborhoods Alive 21 Program), Series 2001A,
                 5.500%, 1/01/31

        8,375   City of Chicago, Illinois, Midway Airport Revenue Bonds,              1/11 at 101.00         AAA           8,458,750
                 Series 2001A, 5.500%, 1/01/19 (Alternative Minimum Tax)

        4,950   City of Chicago, Illinois, Chicago O'Hare International Airport,      1/11 at 101.00         AAA           4,834,814
                 Second Lien Passenger Facility Charge Revenue Bonds,
                 Series 2001A, 5.375%, 1/01/32

        3,000   City of Chicago, Illinois, Sales Tax Revenue Bonds, Series            7/08 at 102.00         AAA           2,962,290
                 1998, 5.250%, 1/01/28

       10,800   City of Chicago, Illinois, Sales Tax Revenue Bonds, Series            1/09 at 101.00         AAA          10,799,136
                 1999, 5.375%, 1/01/30

                City of Chicago, Illinois, Second Lien Wastewater Transmission
                Revenue Bonds, Series 2001A:
        2,220    5.500%, 1/01/16                                                        No Opt. Call         AAA           2,396,312
        8,610    5.500%, 1/01/26                                                      1/11 at 100.00         AAA           8,754,734

       10,000   City of Chicago, Illinois, Senior Lien Water Revenue Bonds,          11/11 at 100.00         AAA           9,571,200
                 Series 2001, 5.000%, 11/01/26

        1,000   Illinois Health Facilities Authority, Revenue Bonds, Series           5/10 at 101.00          A3           1,029,200
                 2000 (Condell Medical Center), 6.500%, 5/15/30

       15,000   Illinois Health Facilities Authority, Revenue Bonds (Loyola           7/11 at 100.00          A3          14,988,300
                 University Health System), Series 2001A,6.125%, 7/01/31

        9,000   Illinois Health Facilities Authority, Revenue Bonds (Covenant        12/11 at 101.00          A-           8,736,750
                 Retirement Communities, Inc.), Series 2001, 5.875%, 12/01/31

        2,000   Metropolitan Pier and Exposition Authority, Illinois, Refunding         No Opt. Call         AAA           2,097,060
                 Bonds (McCormick Place Expansion Project), Series 1998A,
                 5.500%, 6/15/29

       16,900   Metropolitan Pier and Exposition Authority, Illinois, Refunding      12/09 at 101.00         AAA          16,627,403
                 Bonds (McCormick Place Expansion Project), Series 1999A,
                 5.250%, 12/15/28

        4,000   Robbins, Illinois, Resources Recovery Revenue Bonds, Series             No Opt. Call         N/R           1,830,000
                 1999C (Restructuring Project Guaranteed by Foster Wheeler),
                 7.250%, 10/15/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.3%

                Clark-Pleasant Community School Building Corporation, Indiana,
                First Mortgage Bonds, Series 2001:
        1,255    5.000%, 7/15/21                                                      1/12 at 100.00         AAA           1,228,369
        2,000    5.000%, 1/15/26                                                      1/12 at 100.00         AAA           1,920,700


                                       52

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA (continued)

                Evansville Vanderburgh Public Library Leasing Corporation,
                Indiana, First Mortgage Bonds, Series 2001:
$       2,000    5.750%, 7/15/18                                                      7/12 at 100.00         AAA         $ 2,116,460
        2,750    5.125%, 1/15/24                                                      1/12 at 100.00         AAA           2,696,843

        3,500   City of Gary, Indiana, Mortgage Revenue Bonds (Windsor               11/11 at 102.00         AAA           3,324,685
                 Square Project) (GNMA/FHA-Insured), Series 2001A,
                 5.375%, 10/20/41 (Alternative Minimum Tax)

        1,250   Hamilton Southeastern Cumberland Campus School Building               1/12 at 100.00         AAA           1,232,638
                 Corporation, Indiana, First Mortgage Bonds, Series 2001,
                 5.125%, 1/15/23

        9,500   Indiana Educational Facilities Authority, Educational Facilities      2/11 at 100.00         AAA           9,674,135
                 Revenue Bonds, Series 2001 (Butler University Project),
                 5.500%, 2/01/26

        3,000   Indianapolis Airport Authority, Indiana, Specialty Facility          11/05 at 102.00          B+           2,039,310
                 Revenue Bonds, Series 1995A (United Air Lines, Inc., -
                 Indianapolis Maintenance Center Project), 6.500%, 11/15/31
                 (Alternative Minimum Tax)

        3,500   University of Southern Indiana, Student Fee Bonds, Series            10/11 at 100.00         Aaa           3,425,380
                 2001H, 5.000%, 10/01/21

                Wayne County Jail Holding Corporation, Indiana, First Mortgage
                Bonds, Series 2001:
        1,150    5.625%, 7/15/18                                                      1/13 at 101.00         AAA           1,225,107
        1,090    5.500%, 7/15/22                                                      1/13 at 101.00         AAA           1,125,567


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 6.5%

        2,000   Iowa Finance Authority, Health Care Facilities Revenue Bonds          5/11 at 100.00         AAA           1,957,640
                 (Great River Medical Center), Series 2001, 5.250%, 5/15/31

                Tobacco Settlement Authority, Iowa, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
       28,000    5.300%, 6/01/25                                                      6/11 at 101.00          A1          23,905,840
       12,450    5.600%, 6/01/35                                                      6/11 at 101.00          A1          10,805,231


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 3.2%

       18,500   Louisville and Jefferson County Metropolitan Sewer District,         11/11 at 101.00         AAA          18,270,785
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 2001 Series A, 5.125%, 5/15/27


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 4.7%

       22,390   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00          A1          20,193,989
                 Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39

        6,000   Parish of West Feliciana, State of Louisiana, Remarketed              5/02 at 103.00         BB+           6,180,300
                 Pollution Control Revenue Bonds (Gulf States Utilities
                 Company Project), Series 1985-A, 7.500%, 5/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.5%

                Maine State Housing Authority, Mortgage Purchase Bonds,
                2001 Series B:
        4,610    5.400%, 11/15/21 (Alternative Minimum Tax)                          11/10 at 100.00         AA+           4,626,135
        4,000    5.500%, 11/15/32 (Alternative Minimum Tax)                          11/10 at 100.00         AA+           4,005,280


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.5%

                Community Development Administration, Department of Housing and
                Community Development, State of Maryland, Multifamily Housing
                Revenue Bonds (Insured Mortgage Loan), 2001 Series B:
        1,500    5.250%, 5/15/21 (Alternative Minimum Tax)                            5/11 at 100.00         Aa3           1,491,030
        1,585    5.250%, 7/01/21 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2           1,575,411

       10,600   Maryland Energy Financing Administration, Limited Obligation          9/05 at 102.00         N/R          10,947,044
                 Congeneration Revenue Bonds (AES Warrior Run Project),
                 Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.1%

        5,000   Massachusetts Port Authority, Special Facilities Revenue              1/11 at 101.00         AAA           5,110,550
                 Bonds (Delta Air Lines Inc. Project), Series 2001A,
                 5.500%, 1/01/18

        1,070   Massachusetts Housing Finance Agency, Single Family Housing           6/09 at 100.00         AAA           1,081,128
                 Revenue Bonds, Series 71, 5.650%, 6/01/31 (Alternative
                 Minimum Tax)


                                       53


                Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 8.2%

$      15,000   School District of the City of Detroit, Wayne County, Michigan,         No Opt. Call         AAA         $16,955,550
                 School Building and Site Improvement Bonds (General
                 Obligation - Unlimited Tax), Series 2001A, 6.000%, 5/01/29

       11,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds              7/11 at 101.00          AA          10,881,530
                 (Spectrum Health), Series 2001A,  5.500%, 1/15/31

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds (Sparrow Obligated Group), Series 2001:
        1,400    5.500%, 11/15/21                                                    11/11 at 101.00          A1           1,363,194
        2,500    5.625%, 11/15/31                                                    11/11 at 101.00          A1           2,443,600

       12,640   City of Royal Oak Hospital Finance Authority, Michigan,              11/11 at 100.00         AAA          12,425,373
                 Hospital Revenue Bonds (William Beaumont Hospital),
                 Series 2001M, 5.250%, 11/15/31

        2,395   Ypsilanti Community Utilities Authority, County of Washtenaw,         5/11 at 100.00         AAA           2,364,631
                 State of Michigan, Sanitary Sewer System No. 3 Bonds
                 (Charter Township of Ypsilanti), 5.100%, 5/01/31


------------------------------------------------------------------------------------------------------------------------------------
                 MINNESOTA - 0.4%

        2,400   Community Development Agency of Dakota County, Minnesota,            10/11 at 105.00         Aaa           2,532,384
                 Multifamily Housing Revenue  Bonds (Rose Apartments
                 Project), Series 2001, 6.350%, 10/20/37 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%

        2,155   Mississippi Business Finance Corporation, Retirement Facility         5/09 at 103.00         AAA           2,113,624
                 Revenue Refunding Bonds, Series 1999A (GNMA
                 Collateralized Aldersgate Retirement Community, Inc.
                 Project), 5.450%, 5/20/34


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.3%

                Missouri Development Finance Board, Cultural Facilities Revenue
                Bonds (The Nelson Gallery Foundation), Series 2001A:
        3,335    5.250%, 12/01/19                                                    12/11 at 100.00         AAA           3,416,874
        3,510    5.250%, 12/01/20                                                    12/11 at 100.00         AAA           3,580,060
        3,695    5.250%, 12/01/21                                                    12/11 at 100.00         AAA           3,757,446
        2,040    5.250%, 12/01/22                                                    12/11 at 100.00         AAA           2,068,295


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.8%

        4,500   Montana State Board of Investments, Exempt Facility Revenue           7/10 at 101.00         Ba3           4,501,395
                 Bonds, Series 2000 (Stillwater Mining Company Project),
                 8.000%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.5%

                Nebraska Investment Finance Authority, Single Family Housing
                Revenue Bonds, 2001 Series D:
        3,695    5.250%, 9/01/21 (Alternative Minimum Tax)                            9/11 at 100.00         AAA           3,607,059
        5,000    5.375%, 9/01/32 (Alternative Minimum Tax)                            9/11 at 100.00         AAA           4,836,300


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.4%

       35,000   Clark County, Nevada, General Obligation - Limited Tax Bond           7/10 at 100.00         AAA          35,584,150
                 Bank Bonds (additionally secured by pledged revenues),
                 Series 2000, 5.500%, 7/01/30

        1,910   Nevada Housing Division, Senior Single Family Mortgage                4/08 at 101.50         Aaa           1,876,881
                 Bonds, 1998 Series A-1, 5.300%, 4/01/18 (Alternative
                 Minimum Tax)

        4,290   University of Nevada, Universities Revenue Bonds (Community           1/12 at 100.00         AAA           4,263,531
                 College System Project), Series  2001A, 5.250%, 7/01/26


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.4%

        2,000   New Hampshire Health and Education Authority, Hospital               10/11 at 101.00         Aaa           2,046,760
                 Revenue Bonds (Concord Hospital Issue), Series 2001,
                 5.500%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 5.6%

        1,780   Village of East Rochester Housing Authority, New York,               10/11 at 101.00         AAA           1,776,048
                 Revenue Bonds (GNMA Security - Gates Senior Housing,
                 Inc. Project), Series 2001, 5.300%, 4/20/31

        5,350   Metropolitan Transportation Authority, New York, Dedicated           11/11 at 100.00         AAA           5,146,326
                 Tax Fund, Series 2001A,  5.000%, 11/15/31

        4,155   Monroe County Airport Authority, New York, Greater Rochester            No Opt. Call         AAA           4,570,625
                 International Airport Revenue Refunding Bonds, Series 1999,
                 5.750%, 1/01/13 (Alternative Minimum Tax)


                                       54

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2001 Series A:
$       8,210    5.500%, 6/15/33                                                      6/10 at 101.00         AAA         $ 8,407,615
        5,710    5.500%, 6/15/33                                                      6/10 at 101.00         AAA           5,847,440

        5,500   New York State Urban Development Corporation, State                     No Opt. Call         AA-           5,968,985
                 Facilities Revenue Bonds, 1995 Refunding Series,
                 5.700%, 4/01/20


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.5%

        8,185   Ohio Housing Finance Agency, Residential Mortgage Revenue             3/08 at 101.50         AAA           8,065,826
                 Bonds, 1998 Series A1, 5.300%, 9/01/19 (Alternative Minimum Tax)

        8,000   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R           7,884,800
                 Revenue Bonds (Bay Shore Power Project), Convertible
                 Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

                Portage County, Ohio, General Obligation Bonds, Series 2001:
        1,870    5.000%, 12/01/21                                                    12/11 at 100.00         AAA           1,852,628
        1,775    5.000%, 12/01/23                                                    12/11 at 100.00         AAA           1,741,612


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.7%

        4,700   Oregon Health, Housing, Educational and Cultural Facilities          11/11 at 101.00         AAA           4,747,282
                 Authority, Revenue Bonds (Peacehealth Issue), Series 2001,
                 5.250%, 11/15/21

       10,000   State of Oregon Housing and Community Services Department,            7/10 at 100.00         Aa2          10,205,500
                 Multifamily Housing Revenue Bonds, Series 2000A,
                 6.050%, 7/01/42 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.4%

                Allegheny County Hospital Development Authority, Pennsylvania,
                Health System Revenue Bonds, Series 2000B (West Penn Allegheny
                Health System):
        2,000    9.250%, 11/15/22                                                    11/10 at 102.00          B+           2,157,420
        2,000    9.250%, 11/15/30                                                    11/10 at 102.00          B+           2,147,640

        3,500   Pennsylvania Economic Development Finance Authority,                  1/04 at 102.00        BBB-           3,550,085
                 Resource Recovery Revenue Bonds, Senior Series 1994A
                 (Northampton Generating Project), 6.600%, 1/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.7%

        2,185   Greenville County, South Carolina, Special Source Revenue             4/11 at 101.00         AAA           2,268,664
                 Bonds, Series 2001 (Road Improvement Project), 5.500%, 4/01/21

        6,850   South Carolina Transportation Infrastructure Bank, Revenue           10/11 at 100.00         Aaa           7,086,257
                 Bonds, Series 2001A, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.5%

        5,210   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/11 at 100.00         AAA           5,429,758
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/14 (Alternative
                 Minimum Tax)

        3,770   Tennessee Housing Development Agency, Homeownership                   1/09 at 101.00          AA           3,657,315
                 Program Bonds, Issue 1998-2, 5.350%, 7/01/23 (Alternative
                 Minimum Tax)

        4,920   Tennessee Housing Development Agency, Homeownership                   7/11 at 100.00          AA           4,774,909
                 Program Bonds, Issue 2001-3A, 5.200%, 7/01/22 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 19.0%

        1,000   Brushy Creek Municipal Utility District, Williamson County,           6/09 at 100.00         Aaa             969,030
                 Texas, Combination Unlimited Tax and Revenue and Refunding
                 Bonds, Series 2001, 5.125%, 6/01/26

        4,000   Cities of Dallas and Fort Worth, Texas, Dallas-Fort Worth Joint      11/11 at 100.00         AAA           3,951,720
                 Revenue Refunding and Improvement Bonds (Dallas-Fort Worth
                 International Airport), Series 2001A, 5.500%, 11/01/35

                City of Frisco, Counties of Collins and Denton, Texas, General
                Obligation Bonds, Series 2001:
        1,910    5.000%, 2/15/20                                                      2/11 at 100.00         AAA           1,880,013
        2,005    5.000%, 2/15/21                                                      2/11 at 100.00         AAA           1,960,649

        4,040   Harris County, Texas, Tax and Revenue Certificates of                 8/11 at 100.00         AA+           3,871,370
                 Obligation, Series 2001, 5.000%, 8/15/27

        7,000   City of Houston, Texas, Airport System Subordinate Lien               7/08 at 101.00         AAA           7,114,380
                 Revenue Bonds, Series 1998B, 5.250%, 7/01/14 (Alternative
                 Minimum Tax)


                                       55


                Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)

                     Portfolio of INVESTMENTS April 30, 2002 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

                City of Houston, Texas, Airport System Subordinate Lien Revenue
                Bonds, Series 2001A Refunding:
$       2,525    5.500%, 7/01/13 (Alternative Minimum Tax)                            1/12 at 100.00         AAA         $ 2,653,295
        2,905    5.500%, 7/01/14 (Alternative Minimum Tax)                            1/12 at 100.00         AAA           3,025,267

        6,000   City of Houston, Texas, Water and Sewer Junior Lien Revenue             No Opt. Call         AAA           6,320,880
                 Refunding Bonds, Series 2001B, 5.500%, 12/01/29

                Jefferson County Health Facilities Development Corporation,
                Texas, FHA-Insured Mortgage Revenue Bonds (Baptist Hospital of
                Southeast Texas), Series 2001:
        8,500    5.400%, 8/15/31                                                      8/11 at 100.00         AAA           8,443,560
        8,500    5.500%, 8/15/41                                                      8/11 at 100.00         AAA           8,507,225

       10,700   Laredo Independent School District, Webb County, Texas,               8/11 at 100.00         AAA          10,279,811
                 General Obligation Bonds, Series 2001 Refunding, 5.000%, 8/01/25

        2,500   Matagorda County Navigation District Number One, Texas,                 No Opt. Call         AAA           2,379,375
                 Collateralized Revenue Refunding Bonds (Houston Lighting and
                 Power Company Project), Series 1997, 5.125%, 11/01/28
                 (Alternative Minimum Tax)

        1,540   Medina Valley Independent School District, Medina County,             2/11 at 100.00         Aaa           1,528,496
                 Texas, General Obligation Bonds, Series 2001, 5.250%, 2/15/26

        5,430   Mineral Wells Independent School District, Pale Pinto and             2/08 at 100.00         Aaa           5,031,655
                 Parker Counties, Texas, Unlimited School Tax Building and
                 Refunding Bonds, Series 1998, 4.750%, 2/15/22

        3,000   North Central Texas Health Facilities Development Corporation,        2/08 at 102.00         AAA           2,979,840
                 Revenue Bonds, Series 1997B (Texas Health Resources
                 System), 5.375%, 2/15/26

        3,045   Port of Houston Authority of Harris County, Texas, General           10/11 at 100.00         AAA           3,113,360
                 Obligation - Unlimited Tax Port  Improvement Bonds,
                 Series 2001B, 5.500%, 10/01/17 (Alternative Minimum Tax)

        4,655   State of Texas, College Student Loan, General Obligation              8/11 at 100.00         Aa1           4,324,355
                 Bonds, Series 2002, 5.000%, 8/01/26

       13,410   Texas Department of Housing and Community Affairs,                    7/11 at 100.00         AAA          13,091,110
                 Residential Mortgage Revenue Bonds, Series 2001A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)

       15,600   Texas Water Development Board, State Revolving Fund, Senior           1/07 at 100.00         AAA          15,670,668
                 Lien Revenue Bonds, Series 1996B, 5.125%, 7/15/18


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.3%

                Utah Housing Corporation, Single Family Mortgage Bonds, 2001
                Series E:
        2,500    5.200%, 1/01/18 (Alternative Minimum Tax)                            7/11 at 100.00         AA-           2,504,325
        1,000    5.500%, 1/01/23 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2           1,000,420

                Utah Housing Corporation, Single Family Mortgage Bonds, 2001
                Series F1:
        3,000    4.950%, 7/01/18 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2           2,964,630
        1,000    5.300%, 7/01/23 (Alternative Minimum Tax)                            7/11 at 100.00         AA-             989,390


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.3%

        7,500   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA           7,540,200
                 Mortgage Bonds, 2001 Series J, (Subseries J-1), 5.200%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 16.6%

                Housing Authority of the City of Bellingham, Washington, Revenue
                Bonds (Varsity Village Project), Series 2001A:
        1,000    5.500%, 12/01/27                                                    12/11 at 100.00         Aaa           1,023,660
        2,000    5.600%, 12/01/36                                                    12/11 at 100.00         Aaa           2,057,260

        2,090   Public Utility District No. 1 of Benton County, Washington,          11/11 at 100.00         AAA           2,244,263
                 Electric Revenue Refunding Bonds, Series 2001A,
                 5.625%, 11/01/15


                                       56

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON (continued)

$       1,500   Public Utility District No. 1 of Grays Harbor County,                 1/11 at 100.00         AAA         $ 1,479,780
                 Washington, Electric Revenue Bonds, Series 2001,
                 5.125%, 1/01/22

        2,475   Public Utility District No. 1 of Klickitat County, Washington,       12/11 at 100.00         AAA           2,365,333
                 Electric Revenue Bonds, Series 2001B, 5.000%, 12/01/26

       12,955   Port of Seattle, Washington, Passenger Facility Charge               12/08 at 101.00         AAA          13,119,269
                 Revenue Bonds, Series 1998B, 5.300%, 12/01/16
                 (Alternative Minimum Tax)

                Port of Seattle, Washington, Revenue Bonds, Series 2001B:
        2,535    5.625%, 4/01/18 (Alternative Minimum Tax)                           10/11 at 100.00         AAA           2,618,883
       18,000    5.100%, 4/01/24 (Alternative Minimum Tax)                           10/08 at 100.00         AAA          17,366,220

        5,680   The City of Seattle, Washington, Municipal Light and Power            3/11 at 100.00         AAA           5,898,907
                 Improvements and Refunding Revenue Bonds, Series 2001,
                 5.500%, 3/01/18

        4,530   The City of Tacoma, Washington, Solid Waste Utility Revenue          12/11 at 100.00         AAA           4,538,245
                 Bonds, Series 2001 Refunding,  5.250%, 12/01/21

                Washington State Health Care Facilities Authority, Revenue Bonds
                (Group Health Cooperative of Puget Sound), Series 2001:
        3,005    5.375%, 12/01/17                                                    12/11 at 101.00         AAA           3,085,414
        2,915    5.375%, 12/01/18                                                    12/11 at 101.00         AAA           2,973,825

        3,720   Washington State Health Care Facilities Authority, Revenue           10/11 at 100.00         Aaa           3,788,634
                 Bonds (Children's Hospital and Regional Medical Center),
                 Series 2001, 5.375%, 10/01/18

                Washington State Health Care Facilities Authority, Revenue
                Bonds, Series 2001 (Good Samaritan Hospital):
        5,480    5.500%, 10/01/21                                                    10/11 at 101.00          AA           5,481,863
       25,435    5.625%, 10/01/31                                                    10/11 at 101.00          AA          25,493,246


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.9%

                City of Appleton, Wisconsin, Waterworks Revenue Refunding
                Bonds, Series 2001:
        3,705    5.375%, 1/01/20                                                      1/12 at 100.00         Aaa           3,783,138
        1,850    5.000%, 1/01/21                                                      1/12 at 100.00         Aaa           1,815,757

        1,735   Evansville Community School District, Dane, Green and Rock            4/11 at 100.00         AAA           1,797,373
                 Counties, Wisconsin, General Obligation Refunding Bonds,
                 Series 2001, 5.500%, 4/01/20

       12,250   City of La Crosse, Wisconsin, Pollution Control Refunding            12/08 at 102.00         AAA          12,884,060
                 Revenue Bonds, Series 1997B (Dairyland Power Cooperative
                 Project), 5.550%, 2/01/15

        1,085   Wisconsin Housing and Economic Development Authority,                10/09 at 100.00         Aa3           1,091,445
                 Home Ownership Revenue Bonds, 1999  Series G,
                 5.750%, 4/01/30 (Alternative Minimum Tax)

        4,000   Wisconsin Health and Educational Facilities Authority,               10/11 at 101.00          A+           3,745,960
                 Revenue Bonds, Series 2001 (Froedert and Community
                 Health Obligated Group), 5.375%, 10/01/30

        2,500   Wisconsin Health and Educational Facilities Authority, Revenue        2/12 at 100.00        BBB+           2,424,321
                 Bonds (Marshfield Clinic), Series 2001B, 6.000%, 2/15/25
------------------------------------------------------------------------------------------------------------------------------------
$     863,805   Total Investments (cost $867,109,835) - 152.2%                                                           857,364,648
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                      17,776,766
------------------------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.4)%                                                       (312,000,000)
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $563,141,414
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       57


                Statement of
                    ASSETS AND LIABILITIES April 30, 2002 (Unaudited)

                                  PERFORMANCE                                           DIVIDEND          DIVIDEND         DIVIDEND
                                         PLUS        ADVANTAGE      OPPORTUNITY        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                        (NPP)            (NMA)            (NMO)            (NAD)             (NXZ)            (NZF)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments in municipal
   securities, at
   market value                $1,357,550,947   $  992,884,036   $1,030,622,039     $841,591,453      $639,939,012     $857,364,648
Temporary investments in
   short-term
   securities, at
   amortized cost,
   which approximates
   market value                    44,985,000               --               --        8,800,000                --               --
Cash                                       --               --        4,474,611        1,608,784           601,237        2,103,921
Receivables:
   Interest                        22,835,050       19,037,367       18,658,391       15,586,006        11,733,078       16,649,699
   Investments sold                 3,007,411        3,397,999           85,000           35,000         2,483,954        2,913,580
Other assets                           29,817           20,418           26,491           23,170             5,104          184,975
------------------------------------------------------------------------------------------------------------------------------------
      Total assets              1,428,408,225    1,015,339,820    1,053,866,532      867,644,413       654,762,385      879,216,823
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                      5,561,043        3,036,717               --               --                --               --
Payable for investments purchased  34,083,225               --               --               --         3,452,116               --
Accrued expenses:
   Management fees                    694,335          514,175          534,692          229,994           174,890          232,808
   Organization and offering costs         --               --               --               --             8,800          640,641
   Other                              531,786          290,697          345,945           94,193           159,847          102,023
Preferred share dividends payable      84,508           64,482           56,994           54,618            32,609           56,523
Common share dividends payable      4,463,597        3,373,955        3,461,104        3,036,731         2,210,791        3,043,414
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities            45,418,494        7,280,026        4,398,735        3,415,536         6,039,053        4,075,409
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value           $  479,000,000   $  358,000,000   $  380,000,000     $295,000,000      $222,000,000     $312,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares            $  903,989,731   $  650,059,794   $  669,467,797     $569,228,877      $426,723,332     $563,141,414
====================================================================================================================================
Common shares outstanding          59,914,073       42,980,333       45,540,872       39,183,639        29,282,000       40,310,119
====================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common
   shares, divided by
   Common shares outstanding)  $        15.09   $        15.12   $        14.70     $      14.53      $      14.57     $      13.97
====================================================================================================================================
NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                   $      599,141   $      429,803   $      455,409     $    391,836      $    292,820     $    403,101
Paid-in surplus                   836,308,520      600,264,406      635,242,541      556,704,467       416,102,382      572,432,110
Balance of undistributed net
   investment income                6,916,203        6,657,500        5,078,787        4,500,720         1,687,728        1,157,102
Accumulated net realized gain
   (loss) from
   investment transactions          2,455,250        1,852,602       (4,378,155)     (16,202,018)          203,357       (1,105,712)
Net unrealized appreciation
   (depreciation)
   of investments                  57,710,617       40,855,483       33,069,215       23,833,872         8,437,045       (9,745,187)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $  903,989,731   $  650,059,794   $  669,467,797     $569,228,877      $426,723,332     $563,141,414
====================================================================================================================================
Authorized shares:
   Common                         200,000,000      200,000,000      200,000,000        Unlimited         Unlimited        Unlimited
   Preferred                        1,000,000        1,000,000        1,000,000        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       58


 Statement of
             Operations Six Months Ended April 30, 2002 (Unaudited)

                                   PERFORMANCE                                            DIVIDEND         DIVIDEND         DIVIDEND
                                          PLUS        ADVANTAGE       OPPORTUNITY         ADVANTAGE      ADVANTAGE 2     ADVANTAGE 3
                                         (NPP)            (NMA)             (NMO)             (NAD)            (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                $ 37,650,359     $ 28,876,950      $ 29,666,028      $ 24,522,825     $ 18,236,548    $ 22,009,943
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                     4,151,661        3,122,986         3,244,884         2,678,912        2,030,400       2,642,674
Preferred shares - auction fees       556,672          443,821           471,096           365,720          275,220         354,740
Preferred shares - dividend
   disbursing agent fees               25,507           24,795            19,836            14,876           14,876          13,644
Shareholders' servicing agent fees
   and expenses                        90,207           52,696            58,972             6,556            7,935           2,976
Custodian's fees and expenses         175,807          115,533           141,892           105,706          113,379          97,595
Directors'/Trustees' fees and expenses  5,406            4,237             4,511             3,886              992           3,720
Professional fees                      23,604           23,090            23,942             9,658           16,396          13,819
Shareholders' reports - printing and
   mailing expenses                    57,232           47,330            51,787            28,662           37,717          24,003
Stock exchange listing fees            26,381           19,340            19,237             9,917              937           1,051
Investor relations expense            100,486           72,065            79,158            57,833           11,934          15,946
Other expenses                         32,878           28,103            29,946            19,611            7,614           8,777
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense reimbursement 5,245,841        3,953,996         4,145,261         3,301,337        2,517,400       3,178,945
   Custodian fee credit               (33,640)         (10,372)          (31,854)          (17,173)         (49,495)        (55,329)
   Expense reimbursement                   --               --                --        (1,285,554)        (967,916)     (1,260,196)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                        5,212,201        3,943,624         4,113,407         1,998,610        1,499,989       1,863,420
------------------------------------------------------------------------------------------------------------------------------------
Net investment income              32,438,158       24,933,326        25,552,621        22,524,215       16,736,559      20,146,523
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS
Net realized gain (loss) from
   investment transactions          2,458,409        1,853,046        (4,377,207)        1,511,132          204,482      (1,058,473)
Change in net unrealized appreciation
   (depreciation) of investments  (30,968,819)     (22,579,191)      (21,460,792)      (16,411,240)     (16,750,428)    (15,441,914)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments  (28,510,410)     (20,726,145)      (25,837,999)      (14,900,108)     (16,545,946)    (16,500,387)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From undistributed net
   investment income               (2,707,981)      (1,784,973)       (2,473,491)       (2,039,043)      (1,554,438)     (1,991,089)
From accumulated net realized gains
   from investment transactions      (720,966)      (1,143,082)         (289,119)               --          (64,965)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders       (3,428,947)      (2,928,055)       (2,762,610)       (2,039,043)      (1,619,403)     (1,991,089)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                $   498,801     $  1,279,126      $ (3,047,988)     $  5,585,064     $ (1,428,790)   $  1,655,047
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       59


                Statement of
                     CHANGES IN NET ASSETS (Unaudited)
                                    PERFORMANCE PLUS (NPP)                 ADVANTAGE (NMA)                   OPPORTUNITY (NMO)
                              ---------------------------------  ---------------------------------- --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED SIX MONTHS ENDED     YEAR ENDED
                                       4/30/02         10/31/01           4/30/02          10/31/01          4/30/02       10/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 32,438,158     $ 65,960,553      $ 24,933,326      $ 49,821,624     $ 25,552,621   $ 52,874,768
Net realized gain (loss) from
   investment transactions           2,458,409        3,772,794         1,853,046         5,275,196       (4,377,207)     1,282,569
Change in net unrealized
   appreciation (depreciation)
   of investments                  (30,968,819)      66,164,808       (22,579,191)       41,963,887      (21,460,792)    34,696,569
Distributions to Preferred
   shareholders:
   From and in excess of net
     investment income              (2,707,981)     (13,884,430)       (1,784,973)      (10,526,993)      (2,473,491)   (11,656,815)
   From accumulated net
     realized gains from
     investment transactions          (720,966)              --        (1,143,082)       (1,219,554)        (289,119)      (436,392)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations              498,801      122,013,725         1,279,126        85,314,160       (3,047,988)    76,760,699
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net
   investment income               (26,332,303)     (49,632,826)      (19,762,114)      (37,460,136)     (20,515,936)   (39,626,531)
From accumulated net realized
   gains from investment
   transactions                     (2,612,288)              --        (4,129,879)       (3,280,164)        (992,816)    (1,179,509)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                    (28,944,591)     (49,632,826)      (23,891,993)      (40,740,300)     (21,508,752)   (40,806,040)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --                --               --             --
   Net proceeds from shares issued to
     shareholders due to reinvestment
     of distributions                       --               --                --                --               --             --
Preferred shares offering costs       (501,535)              --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions    (501,535)              --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (28,947,325)      72,380,899       (22,612,867)       44,573,860      (24,556,740)     35,954,659
Net assets applicable to Common
   shares at the beginning
   of period                       932,937,056      860,556,157       672,672,661       628,098,801      694,024,537     658,069,878
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $903,989,731     $932,937,056      $650,059,794      $672,672,661     $669,467,797    $694,024,537
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $  6,916,203     $  2,785,288      $  6,657,500      $  2,600,596     $  5,078,787    $  1,468,388
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       60

                                  DIVIDEND ADVANTAGE (NAD)          DIVIDEND ADVANTAGE 2 (NXZ)         DIVIDEND ADVANTAGE 3 (NZF)
                              -------------------------------  ---------------------------------- ----------------------------------
                                                                                          FOR THE                            FOR THE
                                                                                   PERIOD 3/28/01                     PERIOD 9/25/01
                                                                                    (COMMENCEMENT                      (COMMENCEMENT
                              SIX MONTHS ENDED     YEAR ENDED  SIX MONTHS ENDED    OF OPERATIONS) SIX MONTHS ENDED    OF OPERATIONS)
                                       4/30/02       10/31/01           4/30/02  THROUGH 10/31/01          4/30/02  THROUGH 10/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 22,524,215   $ 45,220,376      $ 16,736,559      $ 15,226,835     $ 20,146,523       $ 1,261,422
Net realized gain (loss) from
   investment transactions           1,511,132      2,486,598           204,482           362,527       (1,058,473)         (47,239)
Change in net unrealized
   appreciation (depreciation)
   of investments                  (16,411,240)    45,071,798       (16,750,428)       25,233,025      (15,441,914)        5,696,934
Distributions to
   Preferred shareholders:
   From and in excess of net
     investment income              (2,039,043)    (9,257,322)       (1,554,438)       (2,529,949)      (1,991,089)               --
   From accumulated net realized
     gains from investment
     transactions                           --             --           (64,965)               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   5,585,064     83,521,450        (1,428,790)       38,292,438        1,655,047         6,911,117
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net
   investment income               (17,978,890)   (34,321,612)      (12,857,601)      (13,089,228)     (18,259,961)               --
From accumulated net realized gains
   from investment transactions             --             --          (298,687)               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (17,978,890)   (34,321,612)      (13,156,288)      (13,089,228)     (18,259,961)               --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --             --                --       418,486,125               --       576,088,500
   Net proceeds from shares issued to
     shareholders due to reinvestment
     of distributions                  533,681        317,794                --                --           43,936                --
Preferred shares offering costs             --             --                --        (2,481,200)      (3,397,500)               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions     533,681        317,794                --       416,004,925       (3,353,564)      576,088,500
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (11,860,145)    49,517,632       (14,585,078)      441,208,135      (19,958,478)      582,999,617
Net assets applicable to Common
   shares at the beginning
   of period                       581,089,022    531,571,390       441,308,410           100,275      583,099,892           100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $569,228,877   $581,089,022      $426,723,332      $441,308,410     $563,141,414      $583,099,892
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                   $ 4,500,720    $ 1,603,946       $ 1,687,728        $ (392,342)     $ 1,157,102       $ 1,261,422
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       61


                Notes to
                    FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF). Performance Plus (NPP), Advantage (NMA), Opportunity
(NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the American Stock Exchange. Prior to the commencement of operations of Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF), each Fund had no operations other than those related to organizational matters, the initial capital contributions of $100,275 per fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company and the recording of the organization expenses ($15,000 per fund) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2002, Performance Plus (NPP) and Dividend Advantage 2 (NXZ) had outstanding when-issued purchase commitments of $34,035,212 and $3,452,116, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:


                            PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       4,000        3,000         4,000        4,000        3,000           --
   Series T                       4,000        3,000         4,000        4,000        3,000           --
   Series W                       4,000        3,000         3,200           --           --        4,160
   Series Th                      3,160        2,320            --        3,800           --        4,160
   Series F                       4,000        3,000         4,000           --        2,880        4,160
---------------------------------------------------------------------------------------------------------
Total                            19,160       14,320        15,200       11,800        8,880       12,480
=========================================================================================================

Effective April 5, 2002, Performance Plus (NPP)issued 1,400 Series Th $25,000 stated value Preferred shares.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2002.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF). Dividend Advantage 2's (NXZ) and Dividend Advantage 3's (NZF) share of offering costs ($588,248 and $1,209,000, respectively) were recorded as a reduction of the proceeds from the sale of the Common shares.

Costs incurred by Dividend Advantage 2 (NXZ) during the fiscal period ended October 31, 2001, Performance Plus (NPP)and Dividend Advantage 3 (NZF) during the six months ended April 30, 2002, in connection with their offerings of Preferred shares ($2,481,200, $501,535 and $3,397,500, respectively) were recorded as a reduction to paid-in surplus.

                Notes to
                   FINANCIAL STATEMENTS (Unaudited) (continued)



Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective November 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to November 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation or increase in net unrealized depreciation based on securities held by the Funds on November 1, 2001, as follows:

   PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
          PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
         (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
--------------------------------------------------------------------------------
      $733,041     $670,896    $1,047,436     $390,492      $45,552         $207
================================================================================

The effect of this change for the six months ended April 30, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation or increase in net unrealized depreciation as follows:

   PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
          PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
         (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
--------------------------------------------------------------------------------
      $129,129     $127,682       $93,667     $164,840      $80,779      $31,198
================================================================================

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

Classification and Measurement of Redeemable Securities
Effective November 1, 2001, the Funds have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                          PERFORMANCE PLUS (NPP)           ADVANTAGE (NMA)            OPPORTUNITY (NMO)
                         -----------------------     -----------------------     ------------------------
                          SIX MONTHS     YEAR          SIX MONTHS     YEAR           SIX MONTHS    YEAR
                             ENDED       ENDED            ENDED       ENDED             ENDED      ENDED
                            4/30/02    10/31/01          4/30/02    10/31/01           4/30/02   10/31/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                   --         --                 --        --                 --         --
   Shares issued to shareholders
     due to reinvestment
     of distributions            --         --                 --        --                 --         --
---------------------------------------------------------------------------------------------------------
                                 --         --                 --        --                 --         --
=========================================================================================================
Preferred shares sold         1,400         --                 --        --                 --         --
=========================================================================================================

                         DIVIDEND ADVANTAGE (NAD)   DIVIDEND ADVANTAGE 2 (NXZ)   DIVIDEND ADVANTAGE 3 (NZF)
                         -------------------------  --------------------------  ---------------------------
                                                                     FOR THE                      FOR THE
                                                                     PERIOD                        PERIOD
                                                                     3/28/01                      9/25/01
                                                                   (COMMENCE-                   (COMMENCE-
                                                                     MENT OF                      MENT OF
                          SIX MONTHS     YEAR          SIX MONTHS  OPERATIONS)      SIX MONTHS OPERATIONS)
                             ENDED       ENDED            ENDED      THROUGH           ENDED      THROUGH
                            4/30/02    10/31/01          4/30/02    10/31/01          4/30/02    10/31/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                   --          --               --  29,275,000               --  40,300,000
   Shares issued to shareholders
     due to reinvestment
     of distributions        35,881      21,963               --          --            3,119          --
---------------------------------------------------------------------------------------------------------
                             35,881      21,963               --  29,275,000            3,119  40,300,000
=========================================================================================================
Preferred shares sold            --          --               --       8,880           12,480          --
=========================================================================================================


3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The following Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 3, 2002, to shareholders of record on May 15, 2002, as follows:

                            PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0745       $.0785        $.0760       $.0775       $.0755       $.0755
=========================================================================================================


4. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities during the six months ended April 30, 2002, were as follows:


                            PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal
      securities            $111,359,937   $67,220,860  $73,581,097  $20,931,042 $33,384,859 $392,833,173
   Short-term securities      62,130,000    15,000,000   19,240,000   31,000,000   8,725,000  133,875,000
Sales and maturities:
   Long-term municipal
      securities              84,987,335    66,166,413   74,699,543   25,365,797  27,528,585   40,427,353
   Short-term securities      17,145,000    15,000,000   19,240,000   22,200,000   8,725,000  257,785,000
=========================================================================================================

At April 30, 2002, the cost of investments owned for federal income tax purposes were as follows:

                            PERFORMANCE                                 DIVIDEND       DIVIDEND      DIVIDEND
                                   PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                  (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
-------------------------------------------------------------------------------------------------------------
                         $1,343,963,160  $951,438,453  $996,452,683  $826,002,249  $631,375,636  $867,078,430
=============================================================================================================

                Notes to
                   FINANCIAL STATEMENTS (Unaudited) (continued)


At October 31, 2001, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:
                                                           DIVIDEND     DIVIDEND
                                                          ADVANTAGE  ADVANTAGE 3
                                                              (NAD)        (NZF)
--------------------------------------------------------------------------------

Expiration year:
   2007                                                $  3,250,603        $  --
   2008                                                  14,462,547           --
   2009                                                          --       47,239
--------------------------------------------------------------------------------
Total                                                   $17,713,150      $47,239
================================================================================


5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2002, were as follows:

                            PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation            $ 68,593,770  $49,082,782  $ 53,126,321 $ 37,457,358  $11,463,896 $  2,813,456
   depreciation             (10,020,983)  (7,637,199)  (18,956,965) (13,068,154)  (2,900,520) (12,527,238)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)          $ 58,572,787  $41,445,583  $ 34,169,356 $ 24,389,204  $ 8,563,376 $ (9,713,782)
=========================================================================================================

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' (excluding Dividend Advantage (NAD), Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING
NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                      MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For the next $3 billion                                              .5875 of 1
For net assets over $5 billion                                       .5750 of 1
================================================================================

Under Dividend Advantage's (NAD), Dividend Advantage 2's (NXZ) and Dividend Advantage 3's (NZF) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For net assets over $2 billion                                       .5750 of 1
================================================================================

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Dividend Advantage (NAD) in an amount equal to .30% of the average daily net assets (including net assets attributable to Preferred shares) for the period May 26, 1999 (commencement of operations) through July 31, 2004, .25% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2005, .20% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2006, .15% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2007, .10% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2008, and .05% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2009. The Adviser has not agreed to reimburse Dividend Advantage (NAD) for any portion of its fees and expenses beyond July 31, 2009.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Dividend Advantage 2 (NXZ) in an amount equal to .30% of the average daily net assets (including net assets attributable to Preferred shares) for the period March 28, 2001 (commencement of operations) through March 31, 2006, .25% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2007, .20% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2008, .15% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2009, .10% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2010, and .05% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2011. The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Dividend Advantage 3 (NZF) in an amount equal to .30% of the average daily net assets (including net assets attributable to Preferred shares) for the period September 25, 2001 (commencement of operations) through September 30, 2006, .25% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended September 30, 2007, .20% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended September 30, 2008, .15% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended September 30, 2009, .10% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended September 30, 2010, and .05% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended September 30, 2011. The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                Notes to
                   FINANCIAL STATEMENTS (Unaudited) (continued)


7. INVESTMENT COMPOSITION
At April 30, 2002, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                            PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Consumer Staples                      3%           3%           5%           1%           2%           6%
Education and Civic Organizations     5           --            3            7            2            5
Healthcare                           10           17           10           17           23           16
Housing/Multifamily                   6            4            1            3            1            4
Housing/Single Family                 9           16            1            6            8            9
Long-Term Care                        1            1           --            3            1            1
Tax Obligation/General               14            8           18           13            5            9
Tax Obligation/Limited               15           11           20           15           14           13
Transportation                        7           10           20           14           13           18
U.S. Guaranteed                      12            9            7            4            1           --
Utilities                            12           13            7           11           13            8
Water and Sewer                       6            7            6            4           15           10
Other                                --            1            2            2            2            1
---------------------------------------------------------------------------------------------------------
                                    100%         100%         100%         100%         100%         100%
=========================================================================================================

Certain long-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (58% for Performance Plus (NPP), 54% for Advantage (NMA), 48% for Opportunity (NMO), 56% for Dividend Advantage (NAD), 50% for Dividend Advantage 2 (NXZ) and 64% for Dividend Advantage 3 (NZF)).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                Financial
                      HIGHLIGHTS (Unaudited)

                Financial
                      HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:


                                                    Investment Operations                                  Less Distributions
                                   -----------------------------------------------------------     ---------------------------------
                                                             Distributions
                                                             from and                              From and
                                                             in Excess      Distributions          in Excess
                                                             of Net         from                   of Net
                        Beginning               Net          Investment     Capital                Investment    Capital
                        Common                  Realized/    Income to      Gains to               Income to     Gains to
                        Share      Net          Unrealized   Preferred      Preferred              Common        Common
                        Net Asset  Investment   Investment   Share-         Share-                 Share-        Share-
                        Value      Income       Gain (Loss)  holders+       holders+     Total     holders       holders     Total
====================================================================================================================================
PERFORMANCE PLUS (NPP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                 $15.57     $ .54        $ (.47)      $(.05)         $(.01)       $ .01     $ (.44)       $(.04)      $ (.48)
2001                     14.36      1.10          1.17        (.23)            --         2.04       (.83)          --         (.83)
2000                     13.69      1.12           .69        (.29)            --         1.52       (.84)          --         (.84)
1999                     15.43      1.12         (1.73)       (.21)            --         (.82)      (.91)        (.01)        (.92)
1998                     15.22      1.19           .20        (.23)            --         1.16       (.95)          --         (.95)
1997                     15.07      1.24           .15        (.24)            --         1.15      (1.00)          --        (1.00)

ADVANTAGE (NMA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                  15.65       .58          (.48)       (.04)          (.03)         .03       (.46)        (.10)        (.56)
2001                     14.61      1.16          1.10        (.24)          (.03)        1.99       (.87)        (.08)        (.95)
2000                     13.98      1.24           .63        (.33)            --         1.54       (.91)          --         (.91)
1999                     15.85      1.24         (1.85)       (.24)            --         (.85)     (1.00)          --        (1.00)
1998                     15.68      1.24           .17        (.24)            --         1.17      (1.00)          --        (1.00)
1997                     15.48      1.27           .21        (.25)            --         1.23      (1.03)          --        (1.03)

OPPORTUNITY (NMO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                  15.24       .56          (.57)       (.05)          (.01)        (.07)      (.45)        (.02)        (.47)
2001                     14.45      1.16           .80        (.26)          (.01)        1.69       (.87)        (.03)        (.90)
2000                     14.11      1.24           .38        (.34)            --         1.28       (.94)          --         (.94)
1999                     15.96      1.26         (1.83)       (.24)            --         (.81)     (1.01)        (.01)       (1.02)
1998                     15.85      1.25           .15        (.24)          (.01)        1.15      (1.01)        (.03)       (1.04)
1997                     15.66      1.29           .20        (.26)            --         1.23      (1.04)          --        (1.04)

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                  14.84       .57          (.37)       (.05)            --          .15       (.46)          --         (.46)
2001                     13.59      1.16          1.21        (.24)            --         2.13       (.88)          --         (.88)
2000                     12.78      1.15           .84        (.31)            --         1.68       (.86)          --         (.86)
1999(a)                  14.33       .39         (1.47)       (.07)            --        (1.15)      (.30)          --         (.30)

DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                  15.07       .57          (.56)       (.05)            --         (.04)      (.45)        (.01)        (.46)
2001(b)                  14.33       .52           .88        (.09)            --         1.31       (.45)          --         (.45)

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                  14.47       .50          (.42)       (.05)            --          .03       (.45)          --         (.45)
2001(c)                  14.33       .03           .14          --             --          .17         --           --           --
====================================================================================================================================


                                                                Total Returns
                                                              -------------------
                        Offering                                        Based
                        Costs and       Ending                          on
                        Preferred       Common                Based     Common
                        Share           Share       Ending    on        Share Net
                        Underwriting    Net Asset   Market    Market    Asset
                        Discounts       Value       Value     Value**   Value**
=================================================================================
PERFORMANCE PLUS (NPP)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                 $(.01)          $15.09      $14.2300    .96%      .06%
2001                      --             15.57       14.5800  26.96     14.51
2000                     (.01)           14.36       12.1875    .90     11.47
1999                      --             13.69       12.9375 (10.76)    (5.63)
1998                      --             15.43       15.4375   9.48      7.87
1997                      --             15.22       15.0000   5.94      7.89

ADVANTAGE (NMA)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                   --             15.12       14.7000   2.85       .22
2001                      --             15.65       14.8500  23.35     13.97
2000                      --             14.61       12.8750   1.46     11.48
1999                    (.02)            13.98       13.6250  (8.16)    (5.83)
1998                      --             15.85       15.8125   5.58      7.65
1997                      --             15.68       15.9375  12.57      8.20

OPPORTUNITY (NMO)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                   --             14.70       14.2600    .61      (.40)
2001                      --             15.24       14.6500  20.03     11.93
2000                      --             14.45       13.0000   2.97      9.41
1999                    (.02)            14.11       13.5625  (9.18)    (5.49)
1998                      --             15.96       15.9375   5.40      7.45
1997                      --             15.85       16.1250  13.01      8.12

DIVIDEND ADVANTAGE (NAD)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                   --             14.53       14.7300    .38      1.05
2001                      --             14.84       15.1400  27.35     16.03
2000                    (.01)            13.59       12.6250   (.79)    13.61
1999(a)                 (.10)            12.78       13.6250  (7.29)    (8.83)

DIVIDEND ADVANTAGE 2 (NXZ)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                   --             14.57       14.1000  (2.63)     (.24)
2001(b)                 (.12)            15.07       14.9600   2.75      8.39

DIVIDEND ADVANTAGE 3 (NZF)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                 (.08)            13.97       13.8500  (5.07)     (.29)
2001(c)                 (.03)            14.47       15.0700    .47       .98
=================================================================================



                                                    Ratios/Supplemental Data
                        --------------------------------------------------------------------------------------------
                                        Before Credit/Reimbursement        After Credit/Reimbursement***
                                        ---------------------------        -----------------------------

                                                       Ratio of Net                      Ratio of Net
                                        Ratio of       Investment          Ratio of      Investment
                        Ending          Expenses       Income to           Expenses      Income to
                        Net             to Average     Average             to Average    Average
                        Assets          Net Assets     Net Assets          Net Assets    Net Assets
                        Applicable      Applicable     Applicable          Applicable    Applicable       Portfolio
                        to Common       to Common      to Common           to Common     to Common        Turnover
                        Shares (000)    Shares++       Shares++            Shares++      Shares++         Rate
===================================================================================================================
PERFORMANCE PLUS (NPP)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                $903,990         1.17%*         7.20%*              1.16%*        7.21%*            6%
2001                    932,937         1.15           7.29                1.14          7.30             14
2000                    860,556         1.17           8.09                1.16          8.10             25
1999                    820,432         1.15           7.48                1.12          7.51             30
1998                    922,187         1.11           7.74                1.11          7.74             23
1997                    904,197         1.12           8.24                1.12          8.24             12

ADVANTAGE (NMA)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                 650,060         1.22*          7.70*               1.22*         7.71*             7
2001                    672,673         1.23           7.60                1.22          7.61             18
2000                    628,099         1.23           8.77                1.23          8.77             39
1999                    600,923         1.16           8.12                1.16          8.12             29
1998                    675,410         1.12           7.84                1.12          7.84              8
1997                    662,058         1.14           8.23                1.14          8.23              8

OPPORTUNITY (NMO)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                 669,468         1.25*          7.67*               1.24*         7.67*             7
2001                    694,025         1.23           7.73                1.23          7.74             11
2000                    658,070         1.25           8.76                1.23          8.77             52
1999                    642,643         1.15           8.18                1.14          8.19             31
1998                    721,207         1.09           7.88                1.09          7.88             13
1997                    711,202         1.10           8.25                1.10          8.25             20

DIVIDEND ADVANTAGE (NAD)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                 569,229         1.17*          7.52*                .71*         7.98*             2
2001                    581,089         1.26           7.56                 .78          8.04             12
2000                    531,571         1.22           8.34                 .73          8.83             37
1999(a)                 499,783         1.06*          6.10*                .58*         6.58*            16

DIVIDEND ADVANTAGE 2 (NXZ)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                 426,723         1.18*          7.40*                .71*         7.88*             4
2001(b)                 441,308         1.13*          5.56*                .63*         6.06*             5

DIVIDEND ADVANTAGE 3 (NZF)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                 563,141         1.13*          6.71*                .66*         7.18*             5
2001(c)                 583,100          .72*          2.05*               .42*          2.36*             1
===================================================================================================================


                           Municipal Auction Rate Cumulative
                           Preferred Stock at End of Period
                       ------------------------------------------
                       Aggregate       Liquidation
                       Amount          and Market       Asset
                       Outstanding     Value            Coverage
                       (000)           Per Share        Per Share
=================================================================
PERFORMANCE PLUS (NPP)
-----------------------------------------------------------------
Year Ended 10/31:
2002(d)                $479,000        $25,000          $72,181
2001                    444,000         25,000           77,530
2000                    444,000         25,000           73,455
1999                    400,000         25,000           76,277
1998                    400,000         25,000           82,637
1997                    400,000         25,000           81,512

ADVANTAGE (NMA)
-----------------------------------------------------------------
Year Ended 10/31:
2002(d)                 358,000         25,000           70,395
2001                    358,000         25,000           71,974
2000                    358,000         25,000           68,862
1999                    358,000         25,000           66,964
1998                    300,000         25,000           81,284
1997                    300,000         25,000           80,172

OPPORTUNITY (NMO)
-----------------------------------------------------------------
Year Ended 10/31:
2002(d)                 380,000         25,000           69,044
2001                    380,000         25,000           70,660
2000                    380,000         25,000           68,294
1999                    380,000         25,000           67,279
1998                    300,000         25,000           85,101
1997                    300,000         25,000           84,267

DIVIDEND ADVANTAGE (NAD)
-----------------------------------------------------------------
Year Ended 10/31:
2002(d)                 295,000         25,000           73,240
2001                    295,000         25,000           74,245
2000                    295,000         25,000           70,048
1999(a)                 295,000         25,000           67,354

DIVIDEND ADVANTAGE 2 (NXZ)
-----------------------------------------------------------------
Year Ended 10/31:
2002(d)                 222,000         25,000           73,054
2001(b)                 222,000         25,000           74,697

DIVIDEND ADVANTAGE 3 (NZF)
-----------------------------------------------------------------
Year Ended 10/31:
2002(d)                 312,000         25,000           70,124
2001(c)                      --             --               --
=================================================================



*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a)  For the period May 26, 1999 (commencement of operations) through October
     31, 1999.

(b)  For the period March 28, 2001 (commencement of operations) through October
     31, 2001.

(c)  For the period September 25, 2001 (commencement of operations) through
     October 31, 2001.

(d)  For the six months ended April 30, 2002.

                                 See accompanying notes to financial statements.




                                  70-71 SPREAD

                Build Your Wealth
                       AUTOMATICALLY


SIDEBAR TEXT: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.




NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION





BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
JPMorgan Chase Bank
P.O. Box 660086
Dallas, TX 75266-0086
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


POLICY NOTICE:
Nuveen Dividend Advantage Municipal Fund
Nuveen Dividend Advantage Municipal Fund 2
Nuveen Dividend Advantage Municipal Fund 3

These Funds may not invest, under normal circumstances, less than 80% of their net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from regular federal income taxes.




Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended April 30, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Photo of: John Nuveen, Sr.

                Serving Investors
                 FOR GENERATIONS


For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Logo: NUVEEN Investments



Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                    FSA-2-4-02